ASTON/Montag & Caldwell Growth Fund

ASTON/Montag & Caldwell Growth Fund

INVESTMENT OBJECTIVES
The Fund seeks long-term capital appreciation and,
secondarily, current income, by investing primarily in common stocks and convertible securities.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/Montag & Caldwell Growth Fund	Class N Shares	Class I Shares	Class R Shares
Management Fees	0.65%	0.65%	0.65%
Distribution (12b-1) Fees	0.25%	none	0.50%
Other Expenses	0.16%	0.16%	0.16%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.07%	0.82%	1.32%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON/Montag & Caldwell Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	109	340	590	1,306
Class I Shares	84	262	455	1,014
Class R Shares	134	418	723	1,590

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63.48%.
PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks and convertible securities. The portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that the portfolio manager believes are growing their near-term earnings at an above average rate. The Fund defines a large-cap company as one having a market capitalization of $5 billion or more at the time of acquisition. The portfolio manager emphasizes valuation to find companies selling at a discount to their intrinsic value. These companies must pass an initial capitalization screen and:

• have a strong history of earnings growth

• be attractively priced, relative to the company’s potential for above average long-term earnings and revenue growth

• have strong balance sheets

• have a sustainable competitive advantage

• be currently, or have the potential to become, industry leaders

• have the potential to outperform during market downturns

The Fund may invest in foreign securities (directly and through depositary receipts).

To manage risk, the portfolio manager limits sector and individual security exposure, and adheres to a strong sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Risk. Convertible preferred securities are subject to the risks of equity securities and fixed income securities. The lower the premium, the more likely the price of the convertible will follow the price of the underlying common stock. Higher premium convertibles are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower. In that case, the price of convertible preferred shares normally will fall as interest rates go up.

Conversely, as rates fall, the price of convertible preferred shares will rise. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

FUND PERFORMANCE
The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares, Class I shares, and Class R shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of Class N shares and Class R shares due to distribution fees paid by Class N shares and Class R shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Class N Shares Calendar Year Total Return

Best quarter: 06/09 14.92% Worst quarter: 12/08 (20.35)%
The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Return (For the periods ended December 31, 2011)
Average Annual Total Returns ASTON/Montag & Caldwell Growth Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes Class N Shares	3.13%	3.40%	2.39%	8.25%	Nov 2, 1994
Return Before Taxes Class I Shares	3.37%	3.67%	2.67%	6.36%	Jun 28, 1996
Return Before Taxes Class R Shares	2.90%	3.16%		5.43%	Dec 31, 2002
Return After Taxes on Distributions Class N Shares	1.88%	2.55%	1.95%	7.67%	Nov 2, 1994
Return After Taxes on Distributions and Sale of Fund Shares Class N Shares	3.70%	2.86%	2.03%	7.36%	Nov 2, 1994
Russell 1000 Growth Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from October 31, 1994. Index return for Class I shares, since inception, computed from June 30, 1996, is 4.94%. Index return for Class R shares, since inception, computed from December 31, 2002, is 6.69%.)	2.64%	2.50%	2.60%	7.00%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares and Class R shares will vary.

ASTON/Herndon Large Cap Value Fund

ASTON/Herndon Large Cap Value Fund

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/Herndon Large Cap Value Fund		Class N Shares	Class I Shares
Management Fees		0.80%	0.80%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		1.33%	1.33%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		2.39%	2.14%
Fee Waiver and/or Expense Reimbursement	[1]	(1.08%)	(1.08%)
Total Annual Fund Operating Expenses	[1][2]	1.31%	1.06%
[1]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rates shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's expense ratio, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.
[2]	After Fee Waiver and/or Expense Reimbursement

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON/Herndon Large Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	133	642	1,178	2,644
Class I Shares	108	566	1,050	2,387

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 189.70%.
PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in securities of large-cap companies that the portfolio manager believes are undervalued compared to their perceived worth. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures. The Fund defines large-cap companies as companies with a market capitalization, at the time of acquisition, within the range of market capitalizations of companies constituting the Russell 1000 Index. As of December 31, 2011, the market capitalization range of the Russell 1000 Index was approximately $36.0 million to $417.5 billion.

The portfolio manager combines a value-oriented approach with fundamental analysis to seek to identify companies primarily from the Russell 1000 Index that he believes have strong fundamentals and are undervalued relative to other companies comprising the Russell 1000 Index. Companies that meet minimum capitalization and quality screens are evaluated and ranked based on a number of fundamental metrics. The portfolio manager seeks to construct a portfolio that has the following characteristics relative to the Russell 1000 Index:

• higher quality

• higher dividend growth rates

• lower valuation

• stronger earnings growth

• lower volatility

To manage risk, the portfolio manager seeks to limit sector and security exposure, maintain sector diversification, maintain a bias towards liquidity and adhere to a disciplined sell process.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Portfolio Turnover Risk. Frequent trading of the Fund’s portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. High portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at the ordinary income rates for federal income tax purposes, rather than at the lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

FUND PERFORMANCE
The bar chart shows the performance of the Class N shares of the Fund for the period shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Class N Shares Calendar Year Total Return

Best quarter: 12/11 7.47% Worst quarter: 09/11 (15.38)%
The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns ASTON/Herndon Large Cap Value Fund		1 Year	Since Inception	Inception Date
Return Before Taxes Class N Shares	[1]	(0.54%)	5.33%	Mar 31, 2010
Return After Taxes on Distributions Class N Shares	[1]	(2.26%)	4.28%	Mar 31, 2010
Return After Taxes on Distributions and Sale of Fund Shares Class N Shares	[1]	0.07%	4.05%	Mar 31, 2010
Russell 1000 Value Index (Reflects no deduction for taxes, expenses or fees.)	[1]	0.39%	4.82%
[1]	Class I shares commenced operations on March 2, 2011, therefore no returns are shown for Class I shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/Cornerstone Large Cap Value Fund

ASTON/Cornerstone Large Cap Value Fund

(formerly, ASTON Value Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide total return through long-term capital appreciation and current income.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/Cornerstone Large Cap Value Fund		Class N Shares	Class I Shares
Management Fees		0.80%	0.80%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.56%	0.56%
Total Annual Fund Operating Expenses		1.61%	1.36%
Fee Waiver and/or Expense Reimbursement	[1]	(0.31%)	(0.31%)
Total Annual Fund Operating Expenses	[1][2]	1.30%	1.05%
[1]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rate shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.
[2]	After Fee Waiver and/or Expense Reimbursement

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON/Cornerstone Large Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	132	478	847	1,885
Class I Shares	107	400	715	1,608

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59.07%.
PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large-cap companies. The portfolio managers seek to identify companies they believe are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. The Fund defines a large-cap company as one having a market capitalization of $5 billion or more at the time of acquisition.

The portfolio managers use a bottom-up investment approach in buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, including market, economic, political, and regulatory conditions. Factors considered may include analysis of:

• Earnings

• Cash flow

• Competitive position

• Management ability

Quantitative analysis of these and other factors may also be considered.

The Fund may invest in foreign securities (directly and through depositary receipts).

To manage risk, the portfolio managers generally limit position sizes, diversify among sectors, and adhere to a strong sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

FUND PERFORMANCE
The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Class N Shares Calendar Year Total Return

Best quarter: 06/09 15.00% Worst quarter: 12/08 (19.32)%
The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns ASTON/Cornerstone Large Cap Value Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes Class N Shares	3.02%	(0.54%)	4.51%	6.84%	Jan 4, 1993
Return Before Taxes Class I Shares	3.36%	(0.30%)		3.07%	Sep 20, 2005
Return After Taxes on Distributions Class N Shares	2.82%	(1.46%)	3.80%	5.23%	Jan 4, 1993
Return After Taxes on Distributions and Sale of Fund Shares Class N Shares	2.21%	(0.56%)	3.82%	5.32%	Jan 4, 1993
Russell 1000 Value Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from December 31, 1992. Index return for Class I shares, since inception, computed from September 30, 2005, is 1.29%.)	0.39%	(2.64%)	3.89%	8.65%

Cornerstone Investment Partners, LLC (“Cornerstone”) became the subadviser to the Fund on July 15, 2011. Performance prior to that date reflects the performance of a previous subadviser. Performance prior to September 27, 2001 reflects the performance of a predecessor fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/TAMRO Diversified Equity Fund

ASTON/TAMRO Diversified Equity Fund

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/TAMRO Diversified Equity Fund		Class N Shares	Class I Shares
Management Fees		0.80%	0.80%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.57%	0.57%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.63%	1.38%
Fee Waiver and/or Expense Reimbursement	[1]	(0.42%)	(0.42%)
Total Annual Fund Operating Expenses	[1][2]	1.21%	0.96%
[1]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rates shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.
[2]	After Fee Waiver and/or Expense Reimbursement

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON/TAMRO Diversified Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	123	473	847	1,898
Class I Shares	98	396	715	1,621

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65.96%.
PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The portfolio managers seek opportunities across the growth/value spectrum, resulting in what is generally considered a diversified “core” portfolio.

The portfolio managers’ investment process focuses on bottom-up stock selection with the goal of identifying companies that possess a sustainable competitive advantage combined with an attractive valuation. A sustainable competitive advantage may be derived from a unique product or service offering, a capable and proven management team, and sound financials.

Through the use of both qualitative and quantitative evaluation, the portfolio managers seek securities that meet the specific criteria of one of three investment categories: leaders (leading market share and above average profitability), laggards (companies undergoing a restructuring), and innovators (dedication to introducing new products or services).

The Fund may invest in real estate investment trusts (“REITs”), foreign securities (directly and through depositary receipts), below investment grade securities, and convertible bonds. The Fund may invest in options on securities and securities indices for hedging purposes or to seek capital appreciation. For example, the portfolio managers may purchase call options on securities they believe possess appreciation potential. Conversely, the portfolio managers may sell covered call options on securities held in the portfolio.

To manage risk, the portfolio managers limit position sizes, diversify across both market sectors and capitalization, and adhere to a strong sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Below Investment Grade (High Yield) Securities Risk. Bonds and other fixed income securities are rated by national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. Issuers of securities that are rated below investment grade (i.e., Ba1/BB+ or lower) and their unrated equivalents are typically in poor financial health, and their ability to pay interest and principal is uncertain. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds and other fixed income securities. These securities are considered speculative and are commonly known as “junk bonds.”

Convertible Risk. Convertible preferred securities are subject to the risks of equity securities and fixed income securities. The lower the premium, the more likely the price of the convertible will follow the price of the underlying common stock. Higher premium convertibles are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower. In that case, the price of convertible preferred shares normally will fall as interest rates go up. Conversely, as rates fall, the price of convertible preferred shares will rise. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to credit risk of the counterparty instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

REIT Risk. Securities of REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT’s return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

FUND PERFORMANCE
The bar chart shows how the Fund’s performance of Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Class N Shares Calendar Year Total Return

Best quarter: 06/03 19.96% Worst quarter: 12/08 (23.58)%
The table below indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns ASTON/TAMRO Diversified Equity Fund		1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes Class N Shares	[1]	(4.74%)	1.21%	4.03%	4.23%	Nov 30, 2000
Return After Taxes on Distributions Class N Shares	[1]	(5.05%)	0.85%	3.58%	3.82%	Nov 30, 2000
Return After Taxes on Distributions and Sale of Fund Shares Class N Shares	[1]	(2.68%)	1.02%	3.45%	3.64%	Nov 30, 2000
Russell 1000 Index (Reflects no deduction for taxes, expenses or fees.)	[1]	1.50%	(0.02%)	3.34%	1.90%
[1]	Class I shares are new, and therefore no returns are shown for Class I shares.

As of June 30, 2009, the Fund changed its name from ASTON/TAMRO All Cap Fund to ASTON/TAMRO Diversified Equity Fund. As of January 1, 2008, the Fund changed its name from ASTON/TAMRO Large Cap Value Fund to ASTON/TAMRO All Cap Fund. Performance prior to such times reflects the Fund’s former strategy and the performance may have differed if the current strategy was in place.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/River Road Dividend All Cap Value Fund

ASTON/River Road Dividend All Cap Value Fund

INVESTMENT OBJECTIVES
The Fund seeks to provide high current income and,
secondarily, long-term capital appreciation.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/River Road Dividend All Cap Value Fund	Class N Shares	Class I Shares
Management Fees	0.70%	0.70%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.17%	0.17%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	1.15%	0.90%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON/River Road Dividend All Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	117	365	633	1,398
Class I Shares	92	287	498	1,108

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.65%.
PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions the Fund invests at least 80% of its assets in equity securities. The Fund invests in a diversified, all-cap portfolio of income-producing equity securities with yields that the portfolio managers believe will exceed the Russell 3000 Value Index. The Fund invests primarily in dividend paying common stocks, publicly traded partnerships, and real estate investment trusts (“REITs”). The Fund may also invest in foreign securities (directly and through depositary receipts), closed-end funds or other investment companies, convertible preferred stocks and royalty income trusts. Using systematic and dynamic internal research through multiple sources, the portfolio managers narrow the field of companies into a more refined working universe. The portfolio managers then employ a value-driven, bottom-up approach that seeks to identify companies that they believe have certain characteristics including:

• high, growing dividend yield

• financial strength

• priced at a discount to absolute value

• attractive business model

• shareholder-oriented management

• undiscovered, underfollowed, misunderstood companies

To manage risk, the portfolio managers employ a structured sell discipline and a strategy of balanced diversification.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Risk. Convertible preferred securities are subject to the risks of equity securities and fixed income securities. The lower the premium, the more likely the price of the convertible will follow the price of the underlying common stock. Higher premium convertibles are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower. In that case, the price of convertible preferred shares normally will fall as interest rates go up. Conversely, as rates fall, the price of convertible preferred shares will rise. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

Fund Risk. The risks of investment in other funds typically reflect the risk of the types of securities in which the funds invest. Shares of closed-end funds may trade at a premium or discount to their net asset value per share. In addition, when the Fund invests in other funds, shareholders of the Fund bear their proportionate share of the other fund’s fees and expenses as well as their share of the Fund’s fees and expenses.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Publicly Traded Partnership Risk. Investing in publicly traded partnerships (including master limited partnerships) involves risks not typically associated with publicly traded companies. Publicly traded partnerships are exposed to the risks of their underlying assets, which in many cases includes the same types of risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk. Publicly traded partnerships are also subject to capital markets risk, which is the risk that they are unable to raise capital to execute their growth strategies. Publicly traded partnerships are also subject to tax risk, which is the risk that they lose their partnership status for tax purposes.

REIT Risk. Securities of REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT’s return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Royalty Income Trust Risk. Investing in royalty income trusts involve risks not typically associated with publicly traded companies. Royalty income trusts are exposed to many of the same risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk. Royalty income trusts are also subject to capital markets risk, which is the risk that they are unable to raise capital to execute their growth strategies.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

FUND PERFORMANCE
The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Class N Shares Calendar Year Total Return

Best quarter: 09/09 12.76% Worst quarter: 12/08 (19.54)%
The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns ASTON/River Road Dividend All Cap Value Fund	1 Year	5 Years	Since Inception	Inception Date
Return Before Taxes Class N Shares	5.05%	1.63%	5.49%	Jun 28, 2005
Return Before Taxes Class I Shares	5.20%		0.51%	Jun 28, 2007
Return After Taxes on Distributions Class N Shares	4.55%	0.94%	4.71%	Jun 28, 2005
Return After Taxes on Distributions and Sale of Fund Shares Class N Shares	3.93%	1.24%	4.54%	Jun 28, 2005
Russell 3000 Value Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from June 30, 2005. Index return for Class I shares, since inception, computed from June 30, 2007, is (4.11)%.)	(0.10%)	(2.58%)	1.87%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/Fairpointe Mid Cap Fund

ASTON/Fairpointe Mid Cap Fund

(formerly, ASTON/Optimum Mid Cap Fund)
INVESTMENT OBJECTIVE
The Fund seeks long-term total return through capital appreciation by investing primarily in common and preferred stocks and convertible securities.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/Fairpointe Mid Cap Fund	Class N Shares	Class I Shares
Management Fees	0.71%	0.71%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.18%	0.18%
Total Annual Fund Operating Expenses	1.14%	0.89%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON/Fairpointe Mid Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	116	362	628	1,386
Class I Shares	91	284	493	1,096

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11.20%.
PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in mid-cap stocks of companies with an improving revenue and earnings growth outlook. The Fund defines a mid-cap company as one having a market capitalization of between $1 and $12 billion at the time of acquisition. The portfolio managers select approximately 40 – 50 stocks based on bottom-up fundamental analysis.

Important investment criteria include:

• focused business franchise with ability to grow market share

• attractive valuation

• low relative leverage

• experienced management

The portfolio managers take a long-term approach with a focus on maximizing after-tax returns.

The Fund may invest in small-cap stocks, convertible securities, and foreign securities (directly and through depositary receipts).

To manage risk, the portfolio managers employ a valuation discipline to limit downside risk, limit position sizes and sector exposure, and adhere to a strong sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Risk. Convertible preferred securities are subject to the risks of equity securities and fixed income securities. The lower the premium, the more likely the price of the convertible will follow the price of the underlying common stock. Higher premium convertibles are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower. In that case, the price of convertible preferred shares normally will fall as interest rates go up. Conversely, as rates fall, the price of convertible preferred shares will rise. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

FUND PERFORMANCE
The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Class N Shares Calendar Year Total Return

Best quarter: 06/03 30.10% Worst quarter: 12/08 (29.83)%
The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns ASTON/Fairpointe Mid Cap Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes Class N Shares	(6.55%)	4.27%	7.78%	11.63%	Sep 19, 1994
Return Before Taxes Class I Shares	(6.30%)	4.53%		6.86%	Jul 6, 2004
Return After Taxes on Distributions Class N Shares	(6.66%)	3.91%	7.37%	10.43%	Sep 19, 1994
Return After Taxes on Distributions and Sale of Fund Shares Class N Shares	(4.09%)	3.62%	6.81%	9.91%	Sep 19, 1994
S&P MidCap 400 Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from September 30, 1994. Index return for Class I shares, since inception, computed from June 30, 2004, is 6.51%.)	(1.73%)	3.32%	7.04%	11.30%

Fairpointe Capital LLC (“Fairpointe”) became the subadviser to the Fund on April 30, 2011. Performance prior to that date reflects the performance of previous subadvisers. However, Ms. Zerhusen has served as a portfolio manager since 1999.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/Montag & Caldwell Mid Cap Growth Fund

ASTON/Montag & Caldwell Mid Cap Growth Fund

INVESTMENT OBJECTIVES
The Fund seeks to provide long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ASTON/Montag & Caldwell Mid Cap Growth Fund Class N Shares
Management Fees		0.85%
Distribution (12b-1) Fees		0.25%
Other Expenses		1.97%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		3.08%
Fee Waiver and/or Expense Reimbursement	[1]	(1.82%)
Total Annual Fund Operating Expenses	[1][2]	1.26%
[1]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rate shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's expense ratio, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.
[2]	After Fee Waiver and/or Reimbursement

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
ASTON/Montag & Caldwell Mid Cap Growth Fund Class N Shares	128	780	1,456	3,265

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29.31%.
PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks and convertible securities. Under normal circumstances, the Fund invests at least 80% of its assets in securities of mid-cap companies. The Fund defines a mid-cap company as one having a market capitalization, at the time of acquisition, of between $2.5 billion and $10 billion.

The portfolio managers use a bottom-up approach to stock selection and seek high quality, well-established mid-cap companies that:

• offer a compelling combination of earnings growth and attractive value

• sell at a discount to intrinsic value

• exhibit above-median near-term relative earnings strength

• are leading franchises and have proven management teams, strong finances and attractive long-term secular growth characteristics

The Fund may invest in convertible securities and foreign securities (directly and through depositary receipts).

To manage risk, the portfolio managers adhere to a strong sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Risk. Convertible preferred securities are subject to the risks of equity securities and fixed income securities. The lower the premium, the more likely the price of the convertible will follow the price of the underlying common stock. Higher premium convertibles are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower. In that case, the price of convertible preferred shares normally will fall as interest rates go up. Conversely, as rates fall, the price of convertible preferred shares will rise. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Mid-Cap Company Risk. Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

FUND PERFORMANCE
The bar chart shows how the performance of the Fund has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Calendar Year Total Return

Best quarter: 09/09 15.63% Worst quarter: 12/08 (31.59)%
The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns ASTON/Montag & Caldwell Mid Cap Growth Fund	1 Year	Since Inception	Inception Date
Return Before Taxes Class N Shares	2.78%	(0.85%)	Nov 2, 2007
Return After Taxes on Distributions Class N Shares	2.78%	(0.86%)	Nov 2, 2007
Return After Taxes on Distributions and Sale of Fund Shares Class N Shares	1.80%	(0.73%)	Nov 2, 2007
Russell Midcap Growth Index (Reflects no deduction for taxes, expenses or fees. Index return is computed from October 31, 2007.)	(1.65%)	(0.72%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Tax on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ASTON/Cardinal Mid Cap Value Fund

ASTON/Cardinal Mid Cap Value Fund

INVESTMENT OBJECTIVE
The Fund seeks to provide a high level of total return.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ASTON/Cardinal Mid Cap Value Fund Class N Shares
Management Fees		0.90%
Distribution (12b-1) Fees		0.25%
Other Expenses		4.90%
Acquired Fund Fees and Expenses		0.18%
Total Annual Fund Operating Expenses		6.23%
Fee Waiver and/or Expense Reimbursement	[1]	(4.65%)
Total Annual Fund Operating Expenses	[1][2]	1.58%
[1]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rate shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's expense ratio, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.
[2]	After Fee Waiver and/or Expense Reimbursement

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
ASTON/Cardinal Mid Cap Value Fund Class N Shares	161	1,434	2,675	5,648

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36.96%.
PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in common stocks and other equity securities of mid-cap companies. The Fund defines a mid-cap company as one having a market capitalization, at the time of acquisition, within the range of market capitalizations of companies constituting the Russell Midcap Value Index. The market capitalization range of the Russell Midcap Value Index changes constantly, and the capitalization of mid-cap companies in which the Fund will invest will also change. As of December 31, 2011, the market capitalization range of the Russell Midcap Value Index was approximately $36.0 million to $20.4 billion.

The portfolio managers use a value investment strategy based on proprietary fundamental research. Value investing involves buying stocks that are out of favor or undervalued relative to their peers. The portfolio managers emphasize companies with the ability to generate free cash flow and to redeploy such cash to enhance value. The portfolio managers also look for the following characteristics:

• Stable and predictable business model

• Motivated and competent management

• Unduly depressed valuation

• Catalyst for positive market reevaluation

The Fund may invest in foreign securities through depositary receipts.

To manage risk, the portfolio managers adhere to a strong buy, hold and sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Mid-Cap Company Risk. Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

FUND PERFORMANCE
The bar chart shows how the performance of the Fund has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Calendar Year Total Return

Best quarter: 09/09 14.33% Worst quarter: 12/08 (23.86)%
The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns ASTON/Cardinal Mid Cap Value Fund	1 Year	Since Inception	Inception Date
Return Before Taxes Class N Shares	1.14%	(1.30%)	Nov 2, 2007
Return After Taxes on Distributions Class N Shares	1.08%	(1.38%)	Nov 2, 2007
Return After Taxes on Distributions and Sale of Fund Shares Class N Shares	0.82%	(1.11%)	Nov 2, 2007
Russell Midcap Value Index (Reflects no deduction for taxes, expenses or fees. Index data computed from October 31, 2007.)	(1.38%)	(1.17%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ASTON/TAMRO Small Cap Fund

ASTON/TAMRO Small Cap Fund

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/TAMRO Small Cap Fund	Class N Shares	Class I Shares
Management Fees	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.14%	0.14%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.30%	1.05%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON/TAMRO Small Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	132	412	713	1,568
Class I Shares	107	334	579	1,283

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.25%.
PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in a blended portfolio of growth and value stocks of small-cap companies. The Fund defines companies with market capitalizations of up to $2.75 billion, at the time of acquisition, to be small-cap companies. The portfolio managers seek opportunities across the growth/value spectrum, resulting in what is generally considered a “core” portfolio.

The portfolio managers’ investment process focuses on bottom-up stock selection with the goal of identifying companies that possess a sustainable competitive advantage combined with an attractive valuation. A sustainable competitive advantage may be derived from a unique product or service offering, a capable and proven management team, and sound financials.

Through the use of both qualitative and quantitative evaluation, the portfolio managers seek securities that meet the specific criteria of one of three investment categories:

• Leaders (leading market share and above average profitability)

• Laggards (companies undergoing a restructuring)

• Innovators (dedication to introducing new products or services)

The Fund may invest in real estate investment trusts (“REITs”), foreign securities (directly and through depositary receipts), convertible bonds, securities outside the small-cap range and cash-equivalent securities.

To manage risk, the portfolio managers limit position sizes, diversify across market sectors and adhere to a strong sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Below Investment Grade (High Yield) Securities Risk. Bonds and other fixed income securities are rated by national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. Issuers of securities that are rated below investment grade (i.e., Ba1/BB+ or lower) and their unrated equivalents are typically in poor financial health, and their ability to pay interest and principal is uncertain. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds and other fixed income securities. These securities are considered speculative and are commonly known as “junk bonds.”

Convertible Risk. Convertible preferred securities are subject to the risks of equity securities and fixed income securities. The lower the premium, the more likely the price of the convertible will follow the price of the underlying common stock. Higher premium convertibles are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower. In that case, the price of convertible preferred shares normally will fall as interest rates go up. Conversely, as rates fall, the price of convertible preferred shares will rise. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

REIT Risk. Securities of REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT’s return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

FUND PERFORMANCE
The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Class N Shares Calendar Year Total Return

Best quarter: 06/03 25.28% Worst quarter: 12/08 (25.91)%
The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns ASTON/TAMRO Small Cap Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes Class N Shares	(4.24%)	2.19%	8.57%	9.81%	Nov 30, 2000
Return Before Taxes Class I Shares	(3.94%)	2.45%		6.31%	Jan 4, 2005
Return After Taxes on Distributions Class N Shares	(5.66%)	1.67%	7.74%	9.01%	Nov 30, 2000
Return After Taxes on Distributions and Sale of Fund Shares Class N Shares	(0.84%)	1.86%	7.33%	8.51%	Nov 30, 2000
Russell 2000 Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares, since inception, computed from December 31, 2004, is 3.20%.)	(4.18%)	0.15%	5.62%	6.08%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/River Road Select Value Fund

ASTON/River Road Select Value Fund

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/River Road Select Value Fund	Class N Shares	Class I Shares
Management Fees	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.17%	0.17%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.43%	1.18%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON/River Road Select Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	146	452	782	1,713
Class I Shares	120	375	649	1,432

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48.22%.
PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies with market capitalizations of less than $6 billion at the time of acquisition which the portfolio managers believe are undervalued. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. The Fund may also invest in common stock of companies with market capitalizations that exceed $6 billion, real estate investment trusts (“REITs”), convertible securities and foreign securities (directly and through depositary receipts).

Using systematic and dynamic internal research, the portfolio managers narrow the field of small- and mid-cap companies into a more refined working universe. The portfolio managers then employ a value-driven, bottom-up fundamental approach that seeks to identify certain characteristics including:

• priced at a discount to absolute value

• attractive business model

• shareholder-oriented management

• financial strength

• undiscovered, underfollowed or misunderstood companies

To manage risk, the portfolio managers employ a strategy of balanced diversification, and adhere to a structured sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Risk. Convertible preferred securities are subject to the risks of equity securities and fixed income securities. The lower the premium, the more likely the price of the convertible will follow the price of the underlying common stock. Higher premium convertibles are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower. In that case, the price of convertible preferred shares normally will fall as interest rates go up.

Conversely, as rates fall, the price of convertible preferred shares will rise. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

REIT Risk. Securities of REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT’s return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

FUND PERFORMANCE
The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Class N Shares Calendar Year Total Return

Best quarter: 12/11 14.59% Worst quarter: 12/08 (22.40)%
The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of broad-based securities market indices.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns ASTON/River Road Select Value Fund		1 Year	Since Inception	Inception Date
Return Before Taxes Class N Shares		(0.12%)	(0.30%)	Mar 29, 2007
Return Before Taxes Class I Shares		0.19%	(1.16%)	Jun 28, 2007
Return After Taxes on Distributions Class N Shares		(3.27%)	(1.01%)	Mar 29, 2007
Return After Taxes on Distributions and Sale of Fund Shares Class N Shares		4.16%	(0.25%)	Mar 29, 2007
Russell 2500 Value Index	[1]	(3.36%)	(1.24%)
Russell 2000 Value Index	[2]	(5.50%)	(2.27%)
[1]	(Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from March 31, 2007. Index return for Class I shares, since inception, computed from June 30, 2007, is (1.94)%.)
[2]	(Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from March 31, 2007. Index return for Class I shares, since inception, computed from June 30, 2007, is (2.89)%.)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/River Road Small Cap Value Fund

ASTON/River Road Small Cap Value Fund

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/River Road Small Cap Value Fund	Class N Shares	Class I Shares
Management Fees	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.22%	0.22%
Acquired Fund Fees and Expenses	0.15%	0.15%
Total Annual Fund Operating Expenses	1.52%	1.27%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON/River Road Small Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	155	480	829	1,813
Class I Shares	129	403	697	1,534

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42.29%.
PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies that the portfolio managers believe are undervalued. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. The Fund considers companies with market capitalizations below $3 billion at the time of acquisition to be small-cap. The Fund may also invest in mid-cap stocks, real estate investment trusts (“REITs”), convertible securities, exchange-traded funds (“ETFs”), closed-end funds and foreign securities (directly and through depositary receipts). The Fund considers companies with market capitalizations between $3 billion and $6 billion at the time of acquisition to be mid-cap companies. Using systematic and dynamic internal research, the portfolio managers narrow the field of small- and mid-cap companies into a more refined working universe. The portfolio managers employ a value-driven, bottom-up fundamental approach that seeks to identify certain characteristics including:

• priced at a discount to absolute value

• attractive business model

• shareholder-oriented management

• financial strength

• undiscovered, underfollowed or misunderstood companies

To manage risk, the portfolio managers employ a strategy of balanced diversification, and adhere to a structured sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Risk. Convertible preferred securities are subject to the risks of equity securities and fixed income securities. The lower the premium, the more likely the price of the convertible will follow the price of the underlying common stock. Higher premium convertibles are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower. In that case, the price of convertible preferred shares normally will fall as interest rates go up.

Conversely, as rates fall, the price of convertible preferred shares will rise. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

Exchange-Traded and Closed-End Fund Risk. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the underlying funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the underlying fund may trade at a premium or discount to their net asset value per share. There may also not be an active trading market available for shares of some ETFs or closed-end funds. Additionally, trading of ETF and closed-end fund shares may be halted or delisted by the listing exchange. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

REIT Risk. Securities of REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT’s return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

FUND PERFORMANCE
The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Class N Shares Calendar Year Total Return

Best quarter: 06/09 16.81% Worst quarter: 12/08 (22.89)%
The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns ASTON/River Road Small Cap Value Fund		1 Year	5 Years	Since Inception	Inception Date
Return Before Taxes Class N Shares		(2.28%)	(1.56%)	4.35%	Jun 28, 2005
Return Before Taxes Class I Shares		(2.04%)	(1.31%)	(0.97%)	Dec 13, 2006
Return After Taxes on Distributions Class N Shares		(2.28%)	(1.78%)	4.12%	Jun 28, 2005
Return After Taxes on Distributions and Sale of Fund Shares Class N Shares		(1.48%)	(1.40%)	3.67%	Jun 28, 2005
Russell 2000 Value Index	[1]	(5.50%)	(1.87%)	2.39%
[1]	(Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from June 30, 2005. Index return for Class I shares, since inception, computed from November 30, 2006, is (1.68)%.)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/River Road Independent Value Fund

ASTON/River Road Independent Value Fund

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term total return.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/River Road Independent Value Fund		Class N Shares	Class I Shares
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.34%	0.34%
Acquired Fund Fees and Expenses		0.05%	0.05%
Total Annual Fund Operating Expenses		1.64%	1.39%
Fee Waiver and/or Expense Reimbursement	[1]	(0.17%)	(0.17%)
Total Annual Fund Operating Expenses	[1][2]	1.47%	1.22%
[1]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rate shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the expense ratio for the class, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.
[2]	After Fee Waiver and/or Expense Reimbursement

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON/River Road Independent Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	150	501	876	1,929
Class I Shares	124	423	744	1,654

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from the Fund’s commencement of operations on December 31, 2010 through the Fund’s fiscal year end on October 31, 2011, the Fund’s portfolio turnover rate was 105.69%.
PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in common stocks and other equity securities that the portfolio manager believes are undervalued. Under normal circumstances, the Fund typically invests in smaller cap companies with market capitalizations between $100 million and $5 billion at the time of acquisition. The Fund’s equity investments consist primarily of common stock but may also include other types of equity such as preferred stock, convertible securities, foreign securities and real estate investment trusts (“REITs”). Cash is a residual of the investment process. When the portfolio manager is unable to find investment opportunities that meet the Fund’s criteria, the Fund may have significant (more than 25%) cash balances, at times, for a sustained period. The portfolio manager employs a value driven, bottom-up fundamental approach that seeks to identify companies with certain characteristics including:

• Priced at a discount to absolute value

• Considered high quality by the portfolio manager

• Strong balance sheet

• Consistent free cash flow

• Valuation confidence

The portfolio manager generally emphasizes a high quality portfolio and seeks absolute return while minimizing downside portfolio risk. As a result, the Fund’s returns may vary significantly from its benchmark index. To manage risk, the portfolio manager adheres to a structured sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Risk. Convertible preferred securities are subject to the risks of equity securities and fixed income securities. The lower the premium, the more likely the price of the convertible will follow the price of the underlying common stock. Higher premium convertibles are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower. In that case, the price of convertible preferred shares normally will fall as interest rates rise. Conversely, as rates fall, the price of convertible preferred shares will rise.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

FUND PERFORMANCE
The bar chart shows the performance of the Class N shares of the Fund for the period shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Class N Shares Calendar Year Total Return

Best quarter: 03/11 7.22% Worst quarter: 09/11 (7.45)%
The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns ASTON/River Road Independent Value Fund		1 Year	Since Inception	Inception Date
Return Before Taxes Class N Shares	[1]	7.80%	7.46%	Dec 31, 2010
Return After Taxes on Distributions Class N Shares	[1]	7.47%	7.13%	Dec 31, 2010
Return After Taxes on Distributions and Sale of Fund Shares Class N Shares	[1]	5.15%	6.18%	Dec 31, 2010
Russell 2000 Value Index	[1][2]	(5.50%)	(5.50%)
[1]	Class I shares commenced operations on June 1, 2011, and therefore no returns are shown for Class I shares.
[2]	(Reflects no deduction for taxes, expenses or fees).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON Small Cap Growth Fund

ASTON Small Cap Growth Fund

(formerly, ASTON/Crosswind Small Cap Growth Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON Small Cap Growth Fund		Class N Shares	Class I Shares
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		7.02%	7.02%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		8.28%	8.03%
Fee Waiver and/or Expense Reimbursement	[1]	(6.92%)	(6.92%)
Total Annual Fund Operating Expenses	[1][2]	1.36%	1.11%
[1]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rate shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's expense ratio, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.
[2]	After Fee Waiver and/or Expense Reimbursement

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON Small Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	138	1,799	3,352	6,811
Class I Shares	113	1,731	3,253	6,672

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from the Fund’s commencement of operations on November 3, 2010 through the Fund’s fiscal year end on October 31, 2011, the Fund’s portfolio turnover rate was 205.85%.
PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies. The Fund defines a small-cap company as one with a market capitalization below $3 billion at the time of acquisition. The portfolio manager seeks to achieve above average risk-adjusted returns by identifying unrecognized growth potential. The portfolio manager utilizes a fundamental bottom-up security selection process to identify characteristics such as: revenue growth, margin expansion, surprise potential, and strong balance sheets. The focus of the fundamental research process is to confirm that the growth is durable and sustainable, as well as to conduct due diligence on the key drivers of each security. The final step in the process applies a valuation framework to each security that meets the criteria of the fundamental research process.

The Fund may also invest in mid-cap stocks, including companies with a market capitalization up to $10 billion at the time of acquisition.

To manage risk, the portfolio manager limits position sizes, employs a strategy of diversification, and adheres to a structured sell discipline based on fundamental drivers and company valuations.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Portfolio Turnover Risk. Frequent trading of the Fund’s portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. High portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at the ordinary income rates for federal income tax purposes, rather than at the lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

FUND PERFORMANCE
The bar chart shows the performance of the Class N shares of the Fund for the period shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Class N Shares Calendar Year Total Return

Best quarter: 12/11 10.58% Worst quarter: 09/11 (27.36)%
The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns ASTON Small Cap Growth Fund		1 Year	Since Inception	Inception Date
Return Before Taxes Class N Shares	[1]	(11.96%)	(2.42%)	Nov 3, 2010
Return After Taxes on Distributions Class N Shares	[1]	(11.96%)	(2.42%)	Nov 3, 2010
Return After Taxes on Distributions and Sale of Fund Shares Class N Shares	[1]	(7.77%)	(2.05%)	Nov 3, 2010
Russell 2000 Growth Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from October 31, 2010.	[1]	(2.91%)	7.68%
[1]	Class I shares commenced operations on June 1, 2011, therefore no returns are shown for Class I shares.

As of February 17, 2012, the Fund changed its name from ASTON/Crosswind Small Cap Growth Fund to ASTON Small Cap Growth Fund and Lee Munder Capital Group, LLC (“LMCG”) became the subadviser. Performance prior to that date reflects the performance of a previous subadviser. However, Mr. Morey has served as portfolio manager to the Fund since its inception.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/Veredus Select Growth Fund

ASTON/Veredus Select Growth Fund

INVESTMENT OBJECTIVE
The Fund seeks to provide capital appreciation.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/Veredus Select Growth Fund		Class N Shares	Class I Shares
Management Fees		0.80%	0.80%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.25%	0.25%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.31%	1.06%
[1]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at 1.30% and 1.05% for the Class N and Class I shares, respectively, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON/Veredus Select Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	133	415	718	1,579
Class I Shares	108	337	585	1,294

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 312.62%.
PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in growth stocks of mid-cap and large-cap companies whose earnings are growing, or expected to grow, at an accelerating rate. The Fund defines a mid-cap company as one having a market capitalization of between approximately $2.5 and $9 billion at the time of acquisition. The Fund defines a large-cap company as one having a market capitalization of approximately $9 billion or more at the time of acquisition. The portfolio managers look for inefficiencies in the market caused by inaccurate expectations (e.g., positive earnings surprises, estimate revisions). The focus is on companies that have:

• expanding unit volume growth

• expanding profit margin potential

• high or improving cash flow return on investment

• large markets with high barriers to entry

The Fund may invest in exchange-traded funds (“ETFs”), publicly traded partnerships and foreign securities (directly and through depositary receipts).

To manage risk, the portfolio managers adhere to a strong sell discipline. The Fund’s investment strategies may result in high portfolio turnover.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

ETF Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. Shares of an ETF may trade at a premium or discount to their net asset value per share. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Mid-Cap Company Risk. Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Portfolio Turnover Risk. Frequent trading of the Fund’s portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. High portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at the ordinary income rates for federal income tax purposes, rather than at the lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

Publicly Traded Partnership Risk. Investing in publicly traded partnerships (including master limited partnerships) involves risks not typically associated with publicly traded companies. Publicly traded partnerships are exposed to the risks of their underlying assets, which in many cases includes the same types of risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk. Publicly traded partnerships are also subject to capital markets risk, which is the risk that they are unable to raise capital to execute their growth strategies. Publicly traded partnerships are also subject to tax risk, which is the risk that they lose their partnership status for tax purposes.

FUND PERFORMANCE
The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Class N Shares Calendar Year Total Return

Best quarter: 12/10 18.11% Worst quarter: 12/08 (25.56)%
The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns ASTON/Veredus Select Growth Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes Class N Shares	(20.74%)	(2.02%)	1.77%	1.77%	Dec 31, 2001
Return Before Taxes Class I Shares	(20.53%)	(1.77%)		0.14%	Sep 11, 2006
Return After Taxes on Distributions Class N Shares	(20.74%)	(2.94%)	1.29%	1.29%	Dec 31, 2001
Return After Taxes on Distributions and Sale of Fund Shares Class N Shares	(13.48%)	(2.06%)	1.33%	1.33%	Dec 31, 2001
Russell 1000 Growth Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares since inception, computed from August 31, 2006, is 3.98%.)	2.64%	2.50%	2.60%	2.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/Veredus Small Cap Growth Fund

ASTON/Veredus Small Cap Growth Fund

(formerly, ASTON/Veredus Aggressive Growth Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide capital appreciation.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/Veredus Small Cap Growth Fund		Class N Shares	Class I Shares
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.40%	0.40%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.66%	1.41%
Fee Waiver and/or Expense Reimbursement	[1]	(0.16%)	(0.16%)
Total Annual Fund Operating Expenses	[1][2]	1.50%	1.25%
[1]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rate shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.
[2]	After Fee Waiver and/or Expense Reimbursement

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON/Veredus Small Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	153	508	887	1,952
Class I Shares	127	431	756	1,677

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 197.43%.
PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies. The Fund seeks to invest in growth stocks of small-cap companies whose earnings are growing, or are expected to grow, at an accelerating rate. The Fund defines a small-cap company as one having a market capitalization of less than $2.5 billion at the time of acquisition. The portfolio managers look for inefficiencies in the market caused by inaccurate expectations (e.g., positive earnings surprises, estimate revisions). The focus is on companies that have:

• expanding unit volume growth

• expanding profit margin potential

• high or improving cash flow return on investment

• large markets with high barriers to entry

The Fund may also invest in equity securities outside the small cap range. Sector exposure is a residual of the investment process and the Fund may, from time to time, have exposure to a single sector or group of related sectors that react similarly to market, economic or other events.

The Fund may invest in exchange-traded funds (“ETFs”), publicly traded partnerships and foreign securities (directly and through depositary receipts).

To manage risk, the portfolio managers adhere to a strong sell discipline. The Fund’s investment strategies may result in high portfolio turnover.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

ETF Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. Shares of an ETF may trade at a premium or discount to their net asset value per share. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Portfolio Turnover Risk. Frequent trading of the Fund’s portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. High portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at the ordinary income rates for federal income tax purposes, rather than at the lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

Publicly Traded Partnership Risk. Investing in publicly traded partnerships (including master limited partnerships) involves risks not typically associated with publicly traded companies. Publicly traded partnerships are exposed to the risks of their underlying assets, which in many cases includes the same types of risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk. Publicly traded partnerships are also subject to capital markets risk, which is the risk that they are unable to raise capital to execute their growth strategies. Publicly traded partnerships are also subject to tax risk, which is the risk that they lose their partnership status for tax purposes.

Sector Concentration Risk. The Fund may entail greater risks than investing in funds diversified across sectors. Because the Fund may at times have a significant portion of its assets in one or more related sectors, the Fund may be subject to a greater level of market risk and its performance may be more volatile than a fund that does not concentrate its investments in a specific sector.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

FUND PERFORMANCE
The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Class N Shares Calendar Year Total Return

Best quarter: 09/09 30.94% Worst quarter: 09/11 (28.07)%
The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns ASTON/Veredus Small Cap Growth Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes Class N Shares	(14.23%)	(1.10%)	(0.79%)	6.42%	Jun 30, 1998
Return Before Taxes Class I Shares	(14.05%)	(0.85%)	(0.52%)	0.19%	Oct 5, 2001
Return After Taxes on Distributions Class N Shares	(14.23%)	(2.45%)	(1.57%)	5.02%	Jun 30, 1998
Return After Taxes on Distributions and Sale of Fund Shares Class N Shares	(9.25%)	(1.27%)	(0.83%)	5.06%	Jun 30, 1998
Russell 2000 Growth Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares, since inception, computed from September 30, 2001, is 6.76%.)	(2.91%)	2.09%	4.48%	3.04%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/DoubleLine Core Plus Fixed Income Fund

ASTON/DoubleLine Core Plus Fixed Income Fund

INVESTMENT OBJECTIVE
The Fund seeks to maximize total return.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/DoubleLine Core Plus Fixed Income Fund		Class N Shares	Class I Shares
Management Fees		0.55%	0.55%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		2.36%	2.36%
Acquired Fund Fees and Expenses		0.02%	0.02%
Total Annual Fund Operating Expenses		3.18%	2.93%
Fee Waiver and Expense Reimbursement	[1]	(2.22%)	(2.22%)
Total Annual Fund Operating Expenses	[1][2]	0.96%	0.71%
[1]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rates shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the expense ratio for a class, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.
[2]	After Fee Waiver and Reimbursement

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON/DoubleLine Core Plus Fixed Income Fund (USD $)	1 Year	3 Years
Class N Shares	98	772
Class I Shares	73	696

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from the Fund’s commencement of operations on July 18, 2011 through the Fund’s fiscal year end on October 31, 2011, the Fund’s portfolio turnover rate was 38.49%.
PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income securities. Fixed income securities include, but are not limited to, securities issued or guaranteed by the U. S. government or its agencies, instrumentalities or sponsored corporations; agency mortgage-backed securities; non-agency mortgage-backed securities; commercial mortgage-backed securities; asset-backed securities; foreign and domestic corporate bonds; fixed income securities issued by corporations and governments in foreign countries including emerging markets; securities issued by municipalities; and other securities bearing fixed interest rates of any maturity.

The Fund may invest without limit in below investment grade securities (commonly known as “junk bonds”). The subadviser allocates below investment grade securities broadly by industry and issuer in an attempt to reduce the impact of negative events on an industry or issuer. Below investment grade securities are instruments that are rated BB+ or lower by S&P, rated Ba1 or lower by Moody’s, or the equivalent by any other nationally recognized statistical rating organization ("NRSRO"), or if unrated, of comparable quality in the opinion of the subadviser.

The Fund may also invest in inverse floaters, interest-only and principal-only securities, and bank loans and assignments.

The subadviser actively manages the portfolio’s asset class exposure using a top-down approach based on analysis of sector fundamentals. Primary sectors include government/municipals, high yield, global developed credit, international sovereign debt, emerging markets, and mortgage- and asset-backed. The subadviser will rotate portfolio assets among sectors in various markets to attempt to maximize return. Individual securities within asset classes are selected using a bottom up approach.

The subadviser uses a controlled risk approach which includes consideration of:

• security selection within a given asset class;

• relative performance of the various market sectors and asset classes;

• the shape of the yield curve; and

• fluctuations in the overall level of interest rates.

The subadviser also monitors the duration of the securities held by the Fund to seek to mitigate exposure to interest rate risk. Under normal circumstances, the subadviser seeks to maintain an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years. The duration of the Fund’s portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund’s portfolio will meet its target.

Portfolio securities may be sold at any time. Sales may occur when the subadviser perceives deterioration in the credit fundamentals of the issuer, believes there are negative macro political considerations that may affect the issuer, determines to take advantage of a better investment opportunity, or the individual security has reached the subadviser’s sell target.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Investigation Risk. Investigation risk is the risk that existing governmental inquiries or related matters may be more expensive or time consuming than anticipated and may impair the subadviser’s ability to attract or retain talented personnel or otherwise to manage the Fund’s investment portfolio effectively. In the event of an adverse outcome or if the expenses of the investigation and related matters are greater than anticipated, the subadviser’s ability to manage the Fund may be materially impaired, and shareholders and the viability of the Fund could be adversely affected.

Asset-Backed and Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. This is more likely to occur when interest rates decline because many borrowers refinance mortgages to take advantage of more favorable rates. Prepayments on mortgage backed securities are also affected by other factors, such as the volume of home sales. The Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. However, both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations.

Credit risk is greater for mortgage-backed securities that are subordinate to another security (i.e., if the holder of a mortgage-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. government. Recent market events have caused the markets for asset-backed and mortgage-backed securities to experience significantly lower valuations and reduced liquidity.

Below Investment Grade (High Yield) Securities Risk. Bonds and other fixed income securities are rated by national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. Issuers of securities that are rated below investment grade (i.e., Ba1/BB+ or lower) and their unrated equivalents are typically in poor financial health, and their ability to pay interest and principal is uncertain. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds and other fixed income securities. These securities are considered speculative and are commonly known as “junk bonds.”

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increased likelihood of a call may reduce the security’s price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield. When the Fund uses derivative instruments to seek credit exposure to underlying issuers, it is subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument.

Emerging Market Risk. In addition to the general foreign securities risks, investing in emerging market countries is subject to a number of risks, including:

• economic structures that are less diverse and mature than those of developed countries;

• less stable political systems and less developed legal systems;

• national policies that may restrict foreign investment;

• wide fluctuations in the value of investments;

• smaller securities markets making investments less liquid; and

• special custody arrangements.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Interest Rate Risk. If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond’s price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk. The value of securities with variable interest rates are generally less sensitive to interest rate changes then fixed rate securities. However, variable rate securities may decrease in value if prevailing rates decrease or if variable rates do not rise as much as rates in general.

Inverse Floating Rate Securities Risk. Inverse floating rate securities (“inverse floaters”) are debt instruments that involve special risks as compared to investments in other fixed income securities. Inverse floaters are derivatives that involve leverage and could magnify the Fund’s gains or losses. In addition, an inverse floater will experience greater price volatility than a fixed-rate obligation of similar credit quality, particularly if it is leveraged. The interest payment received on inverse floaters generally will decrease when short-term interest rates increase. The markets for inverse floaters may be less developed and have less liquidity than the markets of more traditional fixed income securities. Inverse floaters have greater interest rate risk and a higher degree of volatility than more traditional fixed income securities. In addition, some inverse floaters display extreme sensitivity to changes in prepayments.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Municipal Securities Risks. Municipal securities are subject to risks based on many factors, including deregulation, changes or proposed changes in the federal and state tax structure, economic and regulatory developments, court rulings and other factors. The value of municipal securities may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues.

U.S. Government Agency Securities Risk. Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government may provide financial support to U.S. government-sponsored agencies or instrumentalities, such as various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation in 2008, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

FUND PERFORMANCE
The Fund does not have a full calendar year of operations. Performance information will be included in the Fund’s shareholder reports.

ASTON/TCH Fixed Income Fund

ASTON/TCH Fixed Income Fund

INVESTMENT OBJECTIVE
The Fund seeks high current income consistent with prudent risk of capital.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/TCH Fixed Income Fund		Class N Shares	Class I Shares
Management Fees		0.55%	0.55%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.34%	0.34%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.15%	0.90%
Fee Waiver and Expense Reimbursement	[1]	(0.20%)	(0.20%)
Total Annual Fund Operating Expenses	[1][2]	0.95%	0.70%
[1]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rates shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.
[2]	After Fee Waiver and Reimbursement

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON/TCH Fixed Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	97	346	614	1,380
Class I Shares	72	267	479	1,089

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.51%.
PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in bonds, primarily intermediate-term investment-grade fixed income securities. The Fund may invest in securities of the U.S. government and its agencies, corporate notes and bonds, mortgage- and asset-backed securities and short-term money market instruments. The portfolio managers select securities based on various methods of quantitative and fundamental analysis and research.

The portfolio managers seek to maintain an average weighted portfolio maturity of three to ten years. The portfolio managers emphasize investment-grade fixed income securities, but may invest in high yield securities. The Fund may use futures, swaps and other derivatives for hedging purposes, to manage portfolio duration or to seek total return. Derivatives are expected to consist primarily of futures contracts, interest rate swaps and credit default swaps. Derivatives may be used to hedge interest rate risk and credit risk. Derivatives also may be used to seek exposure to asset classes in which the Fund is authorized to invest. For example, derivatives may provide exposure to specific credits that are not available in the cash markets, or may provide more efficient access to such credits. Derivatives will not be used to seek exposure to asset classes that the Fund may not invest in directly. The net notional (or market exposure) of derivatives instruments will not exceed the net assets of the Fund.

The Fund may invest in foreign securities.

The portfolio managers manage risk through ongoing monitoring of sector, quality and issuer exposures, and ongoing analysis of duration, convexity, and maturity.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Asset-Backed and Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. This is more likely to occur when interest rates decline because many borrowers refinance mortgages to take advantage of more favorable rates. Prepayments on mortgage backed securities are also affected by other factors, such as the volume of home sales. The Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. However, both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations.

Credit risk is greater for mortgage-backed securities that are subordinate to another security (i.e., if the holder of a mortgage-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. government.

Below Investment Grade (High Yield) Securities Risk. Bonds and other fixed income securities are rated by national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. Issuers of securities that are rated below investment grade (i.e., Ba1/BB+ or lower) and their unrated equivalents are typically in poor financial health, and their ability to pay interest and principal is uncertain. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds and other fixed income securities. These securities are considered speculative and are commonly known as “junk bonds.”

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increased likelihood of a call may reduce the security’s price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield. When the Fund uses derivative instruments to seek credit exposure to underlying issuers, it is subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to credit risk of the counterparty of the instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Interest Rate Risk. If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond’s price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

U.S. Government Agency Securities Risk. Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government may provide financial support to U.S. government-sponsored agencies or instrumentalities, such as various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation in 2008, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

FUND PERFORMANCE
The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Class N Shares Calendar Year Total Return

Best quarter: 06/09 7.86% Worst quarter: 09/08 (4.95)%
The table below indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns ASTON/TCH Fixed Income Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes Class N Shares	6.97%	6.67%	5.61%	5.98%	Dec 13, 1993
Return Before Taxes Class I Shares	7.24%	6.88%	5.85%	6.34%	Jul 31, 2000
Return After Taxes on Distributions Class N Shares	5.33%	4.80%	3.78%	3.82%	Dec 13, 1993
Return After Taxes on Distributions and Sale of Fund Shares Class N Shares	4.51%	4.59%	3.69%	3.77%	Dec 13, 1993
Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from November 30, 1993. Index return for Class I shares, since inception, is 6.37%.)	7.84%	6.50%	5.78%	6.28%

Taplin, Canida & Habacht, LLC (“TCH”) became the subadviser as of December 1, 2006. Performance prior to that date reflects the performance of a previous subadviser.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/Lake Partners LASSO Alternatives Fund

ASTON/Lake Partners LASSO Alternatives Fund

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term total return with reduced correlation to the conventional stock and bond markets.
FEES AND EXPENSES
The table below describes the fee and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/Lake Partners LASSO Alternatives Fund		Class N Shares	Class I Shares
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.28%	0.28%
Acquired Fund Fees and Expenses		1.54%	1.54%
Total Annual Fund Operating Expenses		3.07%	2.82%
Fee Waiver and/or Expense Reimbursement	[1]	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses	[1][2]	2.99%	2.74%
[1]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rates shown in the table to the extent that ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's expense ratio, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.
[2]	After Fee Waiver and/or Expense Reimbursement

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON/Lake Partners LASSO Alternatives Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	302	940	1,604	3,378
Class I Shares	277	866	1,482	3,142

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio) except that it generally does not incur transaction costs when it buys mutual fund shares. Underlying funds will also incur these costs. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79.77%.
PRINCIPAL INVESTMENT STRATEGIES

The Fund is structured as a fund of funds. Under normal circumstances, the Fund pursues its objective by investing primarily in a managed portfolio of other open-end investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that use alternative or hedging strategies (“Alternative Mutual Funds”). The Fund may also invest in closed-end funds, exchange-traded funds and exchange-traded notes, which provide exposure to hedging or alternative investment strategies. Under normal circumstances, the Fund will invest at least 80% of its net assets in Alternative Mutual Funds and other investments with exposure to hedging or alternative investment strategies. The Fund’s strategy is implemented by the subadviser using its proprietary LASSO®, Long and Short Strategic Opportunities®, strategy. The LASSO strategy is intended to produce long-term total returns with less volatility than the overall stock market and reduced correlation to conventional asset classes, across a variety of market climates.

Hedging strategies used by underlying funds include the use of short selling, options, futures, derivatives or similar instruments in an attempt to mitigate risk. Alternative investment strategies include long/short, market neutral and arbitrage strategies; commodities or commodity-linked investments; leverage; derivatives; illiquid, private placement or distressed securities; and other investments and investment techniques that are expected to have reduced correlation with major market indices. The Fund generally seeks to maintain net equity exposure ranging from twenty percent to fifty percent of net assets.

The subadviser employs a “top down” and “bottom up” approach to underlying fund selection. Top down measures include an assessment of economic trends and market opportunities and an evaluation of strategy dynamics and risks. The bottom up portion of the investment process involves both qualitative and quantitative measures. In selecting underlying funds the subadviser looks at certain criteria, including consistency of performance, on both an absolute and relative basis, changes in volatility and correlations over time, investment style of the underlying fund including the investment process and portfolio characteristics, character of the underlying fund manager and transparency with investors and sound organizational structure. To manage risk, the subadviser monitors volatility and net equity exposure, maintains a diversified portfolio, utilizes a dynamic and flexible allocation process across changing investment environments and applies judgment to a strong sell discipline. The Fund’s investment strategies may result in high portfolio turnover.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund. The risks discussed below for the underlying funds expose the Fund to the same risks.

Aggressive Investment Technique Risk. Investing in underlying funds that use investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments, exposes an underlying fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings. Such techniques may include short sales or other techniques that are intended to provide inverse exposure to a particular market or other asset class.

Commodity Risk. Investing in underlying funds that invest long or short in the commodities market and investing in commodities-linked instruments, such as exchange-traded notes, may subject an underlying fund to greater volatility than investments in traditional securities. Commodities include energy, metals, agricultural products, livestock and minerals. Underlying funds may buy certain commodities (such as gold) or may invest in commodity linked derivative instruments. The value of commodities and commodity contracts are affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. The Fund’s ability to invest in underlying funds that invest in the commodities market and its ability to invest in commodities linked instruments may be significantly limited by the federal income tax rules applicable to regulated investment companies.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield. When underlying funds use derivative instruments to seek credit exposure to underlying issuers, the underlying funds are subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument. When underlying funds invest in asset-backed securities, mortgage-backed securities and collateralized mortgage obligations, the underlying funds are subject to the credit risks of the underlying assets that collateralize the instrument. Recent instability in the credit markets has resulted in increased delinquencies and credit losses on certain asset-backed and mortgage-backed securities.

Currency Risk. The value of the securities held by an underlying fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that an underlying fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the underlying fund to the effects of leverage, which could increase the underlying fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the underlying fund. The use of derivatives by an underlying fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to credit risk of the counterparty of the instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the underlying fund. The use of derivatives can magnify gains or losses.

Exchange-Traded and Closed-End Fund Risk. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the underlying funds invest. Investments in exchange-traded funds (“ETFs”) and closed-end funds are subject to the additional risk that shares of the underlying fund may trade at a premium or discount to their net asset value per share. There may also not be an active trading market available for shares of some ETFs or closed-end funds. Additionally, trading of ETF and closed-end fund shares may be halted or delisted by the listing exchange. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Exchange-Traded Note Risk. The returns of exchange-traded notes (“ETNs”) are based on the performance of a specified market index minus applicable fees. The risks of ETNs include the risk of the reference index. The value of an ETN is also subject to the credit risk of the issuer. Thus, the value of an ETN may drop due to a decline in an issuer’s credit quality or a downgrade in the issuer’s credit rating, even if there is no change or an increase in the reference index. ETNs are subject to the additional risk that notes may trade at a premium or discount to their reference index. There may also not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or delisted by the listing exchange. When the Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETNs’ fees and expenses as well as their share of the Fund’s fees and expenses.

Fixed Income Risk. Investing in underlying funds that invest long or short in fixed income securities subjects the Fund to additional risks, which include credit risk, interest risk, maturity risk, investment grade securities risk, municipal securities risk and prepayment risk. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk. Investing in underlying funds that invest long or short in foreign issuers involves risks not associated with U.S. investments, including settlement risks, currency fluctuation, foreign tax risks, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions as well as settlement and custody risks.

Fund-of-Funds Structure Risk. Your cost of investing in the Fund will be higher than the cost of investing directly in the underlying funds. In addition, costs may be higher than mutual funds that invest directly in stocks and bonds. Furthermore, the Fund may be prevented from fully allocating assets to an underlying fund due to regulatory limitations which may impact a fund-of-funds.

Leveraged ETF Risk. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivatives strategies. Like other forms of leverage, leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. Because leveraged ETFs typically seek to obtain their objective on a daily basis, holding leveraged ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, an underlying fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the underlying fund’s value or prevent the fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular underlying fund’s share price. An underlying fund may decline in value even when the values of stocks or bonds in general are rising. Overall financial market risks affect the value of the underlying funds and thus the share price of the Fund. Factors such as domestic, economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-Diversified Risk. An underlying fund that is non-diversified may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.

Portfolio Turnover Risk. Frequent trading of securities by the Fund or underlying funds may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. Higher portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net-short-term capital gains of the Fund (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at the ordinary income rates for federal income tax purposes, rather than at the lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

Short Sales Risk. The underlying funds may sell securities short. Short sales involve the risk that an underlying fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. Any loss will be increased by the amount of compensation, dividends or interest the fund must pay to the lender of the security. Because a loss incurred by an underlying fund on a short sale results from increases in the value of the security, losses on a short sale are theoretically unlimited. In addition, the Fund may not be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time when other short sellers of the same security want to close out their positions, it is more likely that the Fund would have to close out its short position at an unfavorable price. If underlying funds take both long and short positions, there is a risk that the value of securities held long might decrease and the value of securities sold short might increase in response to activities of an individual company or general market conditions. In this case, an underlying fund’s potential losses could exceed those of mutual funds that hold only long positions.

FUND PERFORMANCE
The bar chart shows the performance of the Class I shares of the Fund for the period shown. Class I shares and Class N shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class N shares would be lower than the returns of the Class I shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Class I Shares Calendar Year Total Return

Best quarter: 09/10 5.38% Worst quarter: 09/11 (7.25)%
The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns ASTON/Lake Partners LASSO Alternatives Fund	1 Year	Since Inception	Inception Date
Return Before Taxes Class I Shares	(1.60%)	7.84%	Apr 1, 2009
Return Before Taxes Class N Shares	(1.90%)	2.95%	Mar 3, 2010
Return After Taxes on Distributions Class I Shares	(2.11%)	7.32%	Apr 1, 2009
Return After Taxes on Distributions and Sale of Fund Shares Class I Shares	(0.96%)	6.45%	Apr 1, 2009
HFRX Equity Hedge Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares computed from February 28, 2010 is (6.23)%).	(19.08%)	(0.63%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ASTON Dynamic Allocation Fund

ASTON Dynamic Allocation Fund

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON Dynamic Allocation Fund		Class N Shares	Class I Shares
Management Fees		0.80%	0.80%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.53%	0.53%
Acquired Fund Fees and Expenses		0.27%	0.27%
Total Annual Fund Operating Expenses		1.85%	1.60%
Fee Waiver and/or Expense Reimbursement	[1]	(0.28%)	(0.28%)
Total Annual Fund Operating Expenses	[1][2]	1.57%	1.32%
[1]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rates shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's expense ratio, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses remains at or below the operating expense cap after such reimbursement.
[2]	After Fee Waiver and/or Expense Reimbursement

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON Dynamic Allocation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	160	555	975	2,146
Class I Shares	134	478	844	1,877

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 387.35%.
PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objective by investing primarily in exchange-traded funds (“ETFs”) that represent a variety of asset classes and investment styles. Under normal circumstances, the Fund invests at least 80% of its assets in shares of ETFs. An ETF is an investment company that seeks to track the performance of an index (before fees and expenses) by holding in its portfolio either the securities that comprise the index or a representative sample of the securities in the index. ETFs offer investment in a wide variety of asset classes, including: a wide range of market capitalizations, equity, international, commodities, real estate, fixed income, derivatives and currency. The Fund may also invest in leveraged or inverse ETFs. As new ETF products become available, the asset classes available to the Fund will expand. In addition, the Fund may invest in exchange-traded notes (“ETNs”) and may also utilize exchange-listed put and call options to hedge and/or to increase equity exposure.

The portfolio manager uses quantitative and qualitative fundamental analysis to select securities from the available universe of ETFs traded on U.S. markets. The portfolio is constructed by applying a proprietary mathematical investment process to select a portfolio of ETFs in a more efficient combination than the Fund’s composite market benchmark. The goal of the proprietary mathematical process is to create an optimal portfolio that is designed to produce returns in excess of its market benchmark with an equal or lesser amount of risk. The Fund’s investment strategies may result in high portfolio turnover.

Because the Fund places primary emphasis on capital appreciation, the Fund expects to allocate a significant portion of its assets to underlying funds that emphasize stocks and to allocate a lesser proportion of its assets to underlying funds that emphasize bonds. Sector exposure is a residual of the investment process and the Fund may, from time to time, have exposure to a single sector or a group of related sectors that react similarly to market, economic or other events. The Fund may invest without limit in cash, cash equivalents and money market instruments when favorable investment opportunities are not available.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Aggressive ETF Investment Technique Risk. Investing in ETFs that use investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements, and similar instruments, exposes the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings. Such techniques may include short sales or other techniques that are intended to provide inverse exposure to a particular market or other asset class.

Commodity ETF Risk. Investing in ETFs that invest long or short in the commodities market and investing in commodity linked instruments, such as exchange-traded notes, may subject the Fund to greater volatility than investments in traditional securities. Commodities include energy, metals, agricultural products, livestock and minerals. ETFs may buy certain commodities (such as gold) or may invest in commodity-linked derivative instruments. The value of commodities and commodity contracts are affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. The Fund’s ability to invest in ETFs that invest in the commodities market and its ability to invest in commodity linked instruments may be significantly limited by the federal income tax rules applicable to regulated investment companies.

Credit ETF Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield. When underlying ETFs use derivatives instruments to seek credit exposure to underlying issuers, they are subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument. When underlying ETFs invest in asset-backed securities, mortgage-backed securities and CMOs, the ETFs are subject to the credit risks of the underlying assets that collateralize the instrument.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to credit risk of the counterparty instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Equity ETF Risk.

• Market Risk. Overall stock market risks affect the value of ETFs, and thus the share price of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Small- and Mid-Cap Company Risk. Investing in ETFs that own securities of small- and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small- and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small- and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

• Foreign Securities Risk. Investing in ETFs that invest in foreign issuers involves risks not associated with U.S. investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

• Emerging Market Risk. The Fund may invest in ETFs that invest in issuers located in emerging markets. Emerging market countries may have relatively unstable governments, less diverse economies and less liquid securities markets. Companies in emerging markets are often smaller, less seasoned and more recently organized.

Fixed Income ETF Risk. Investing in ETFs that own fixed income securities subject the Fund to additional risks, which include credit risk, interest risk, maturity risk, investment grade securities risk, municipal securities risk and prepayment risk. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Fund-of-Funds Structure Risk. Your cost of investing in a fund that invests in ETFs will be higher than the cost of investing directly in the underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds. Shareholders of the Fund bear their proportionate share of an ETF’s fees and expenses as well as their share of the Fund’s fees and expenses. Also, the Fund may be prevented from fully allocating assets to an ETF due to fund-of-funds investment limitations. The risks of investing in ETFs typically reflect the risks of the types of securities in which the ETFs invest.

Inverse ETF Risk. Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Similar to the risks presented by short sales of securities, inverse ETFs seek to profit from falling market prices and will lose money if the market benchmark index goes up in value. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Inverse ETFs may also be leveraged.

Leveraged ETF Risk. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivatives strategies. Like other forms of leverage, leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. Because leveraged ETFs typically seek to obtain their objective on a daily basis, holding leveraged ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Portfolio Turnover Risk. Frequent trading of the Fund’s portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. High portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at the ordinary income rates for federal income tax purposes, rather than at the lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

Real Estate ETF Risk. ETFs investing in securities of real estate investment trusts (“REITs”) may be affected by changes in the value of the REIT’s underlying properties and by defaults by borrowers or tenants. ETFs may invest in REITs with limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. The return of a REIT ETF may be adversely affected when interest rates are high or rising. Distributions to shareholders attributable to dividends received from REIT ETFs generally will be taxed as ordinary income for federal income tax purposes.

Sector Concentration Risk. Investing in sector-specific funds may entail greater risks than investing in funds diversified across sectors. ETFs that invest in a limited number of industries within a sector may be subject to a greater level of market risk and their performance may be more volatile than funds that do not concentrate their investments in a specific sector.

Tracking Risk. ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by ETFs may, from time to time, temporarily be unavailable, which may further impede an ETFs’ ability to track their applicable indices.

Trading Discount Risk. The market value of ETF shares may differ from net asset value. This difference in price may be due to the fact that ETF shares supply and demand is not always identical to supply and demand for an ETF’s underlying basket of securities. At times, an ETF’s shares may trade at a premium or discount to its net asset value.

FUND PERFORMANCE
The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Class N Shares Calendar Year Total Return

Best quarter: 09/09 9.12% Worst quarter: 06/10 (6.77)%
The table below indicates how the Fund’s average annual return for the calendar period compared to the returns of broad-based securities market indices and a composite intended to reflect the general securities market.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns ASTON Dynamic Allocation Fund	1 Year	Since Inception	Inception Date
Return Before Taxes Class N Shares	(1.18%)	1.42%	Jan 10, 2008
Return Before Taxes Class I Shares	(0.93%)	3.91%	Nov 2, 2010
Return After Taxes on Distributions Class N Shares	(4.03%)	(0.32%)	Jan 10, 2008
Return After Taxes on Distributions and Sale of Fund Shares Class N Shares	(0.24%)	0.30%	Jan 10, 2008
Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from December 31, 2007. Index return for Class I shares, since inception, computed from October 31, 2010, is 5.18%.)	7.84%	6.38%
MSCI World Ex-US Index (Reflects no deduction for taxes, expenses or fees. Index return for Class N shares since inception is computed from December 31, 2007. Index return for Class I shares, since inception, computed from October 31, 2010, is (7.90)%.)	(12.21%)	(7.83%)
Russell 3000 Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N is computed from December 31, 2007. Index return shares for Class I shares, since inception, computed from October 31, 2010, is 7.24%.)	1.03%	(1.26%)
35% Russell 3000 Index / 35% MSCI World Ex-US Index / 30% Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from December 31, 2007. Index return for Class I shares, since inception, computed from October 31, 2010, is 1.55%.)	(1.49%)	(0.81%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/M.D. Sass Enhanced Equity Fund

ASTON/M.D. Sass Enhanced Equity Fund

INVESTMENT OBJECTIVE
The Fund seeks total return through a combination of a high level of current income and capital appreciation.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/M.D. Sass Enhanced Equity Fund	Class N Shares	Class I Shares
Management Fees	0.70%	0.70%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.29%	0.29%
Total Annual Fund Operating Expenses	1.24%	0.99%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON/M.D. Sass Enhanced Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	126	393	681	1,500
Class I Shares	101	315	547	1,213

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87.37%.
PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objective by investing primarily in a diversified portfolio of large-cap and mid-cap equity securities traded in U.S. markets and by writing covered call options on a substantial portion of the Fund’s long equity portfolio. The portfolio managers focus on companies with regular quarterly dividends and with market capitalizations of $4 billion or more at the time of acquisition. The Fund places primary emphasis on the generation of income. Option premiums and dividend income are expected to constitute a significant portion of total return. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities.

Equity Selection

The portfolio manager selects equity securities using a bottom-up investment approach focusing on the fundamentals of each company. The portfolio manager emphasizes a company’s current dividend yield, free cash flow and stability. The Fund may invest in equity securities of foreign issuers that are traded in U.S. markets.

Covered Call Strategy

On an ongoing and consistent basis, the portfolio manager intends to write (sell) covered call options on a substantial portion of the Fund’s long equity portfolio as a means of enhancing return. Call options are contracts that give the holder (buyer) of the option, in return for payment of a premium, the right, but not the obligation, to purchase from the writer of the option the security underlying the option at a specified exercise price prior to the expiration date. As the writer of a call option, the Fund receives the premium from the purchaser of the option and has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price. If the option expires without being exercised, the Fund is not required to deliver the underlying security but retains the premium received.

The Fund generally writes covered call options that are out-of-the money to generate premium income for the Fund. A call option is out-of-the money if the exercise price is above the current market price for the underlying security. The Fund will generally buy back call options that reach the exercise price, in lieu of allowing them to be exercised, and write a new option at a higher exercise price.

In addition to writing covered call options, the Fund may also use certain derivatives transactions for hedging purposes or to seek total return. The portfolio manager currently intends to purchase put options on securities in the Fund’s portfolio and put options on securities indices.

The portfolio managers actively manage risk and adhere to a strong sell discipline.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Covered Call Option Risk. Investments in covered calls involve certain risks. These risks include:

• By selling covered call options, the Fund limits its opportunity to profit from an increase in the price of the underlying stock above the exercise price, but continues to bear the risk of a decline in the value of the underlying stock. While the Fund receives a premium for writing the call option, the price the Fund realizes from the sale of stock upon exercise of the option could be substantially below its current market price.

• A liquid market may not exist for options held by the Fund. If the Fund is not able to close out an options transaction, the Fund will not be able to sell the underlying security until the option expires or is exercised.

• The Fund’s investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. Because the Fund generally will hold the stocks underlying the call options, the Fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities.

If the Fund generates premiums from its sale of call options, these premiums typically will result in short-term capital gains for federal income tax purposes. Distributions of net short-term capital gain are taxable to shareholders as ordinary income for federal income tax purposes. Transactions involving the disposition of the Fund’s underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to capital gains or losses. Because the Fund will have no control over the exercise of the call options, it may be forced to realize capital gains or losses at inopportune times and it will not be able to control whether such gains or losses are short-term or long-term for federal income tax purposes. The Fund’s portfolio turnover rate does not take into account short-term capital gains generated from premiums on the sale of call options. The Fund is not designed for investors seeking a tax efficient investment.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to credit risk of the counterparty instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Mid-Cap Company Risk. Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

FUND PERFORMANCE
The bar chart shows the performance of the Class N shares of the Fund for the period shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Class N Shares Calendar Year Total Return

Best quarter: 06/09 18.93% Worst quarter: 03/09 (7.13)%
The following table indicates how the Fund’s average annual return for the calendar period compared to the returns of a broad-based securities market index.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns ASTON/M.D. Sass Enhanced Equity Fund	1 Year	Since Inception	Inception Date
Return Before Taxes Class N Shares	4.60%	3.36%	Jan 15, 2008
Return Before Taxes Class I Shares	4.74%	7.30%	Mar 3, 2010
Return After Taxes on Distributions Class N Shares	0.58%	1.06%	Jan 15, 2008
Return After Taxes on Distributions and Sale of Fund Shares Class N Shares	3.46%	1.57%	Jan 15, 2008
Standard & Poor's (S&P) 500 Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from December 31, 2007. Index return for Class I shares, since inception, computed from February 28, 2010 is 9.55%.)	2.09%	(1.63%)

As of June 1, 2009, the Fund changed its name from ASTON/MB Enhanced Equity Income Fund to ASTON/M.D. Sass Enhanced Equity Fund and M.D. Sass Investors Services, Inc. (“M.D. Sass”) became the subadviser. Performance prior to that date reflects the performance of a previous subadviser. However, Mr. Altman has served as a portfolio manager to the Fund since its inception.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/River Road Long-Short Fund

ASTON/River Road Long-Short Fund

INVESTMENT OBJECTIVE
The Fund seeks to provide absolute return while minimizing volatility over a full market cycle.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ASTON/River Road Long-Short Fund Class N Shares
Management Fees		1.20%
Distribution (12b-1) Fees		0.25%
Other Operating Expenses		6.20%
Dividend and Interest Expense on Short Sales	[1]	1.02%
Total Other Expenses	[1]	7.22%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	8.70%
Fee Waiver and/or Expense Reimbursement	[2]	(5.95%)
Total Annual Fund Operating Expenses	[2][3]	2.75%
[1]	Other expenses include dividends or interest on short sales of securities, which are paid to the lender of a security, and stock loan fees, which are paid to the prime broker.
[2]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rate shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses and dividend and interest expenses related to short sales. Prior to February 28, 2013, the arrangement may be terminated only by a vote of the Board of Trustees of the Trust. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's expense ratio, not including interest, taxes, brokerage commission, other investment-related costs, extraordinary expenses, acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.
[3]	After Fee Waiver and/or Expense Reimbursement

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years
ASTON/River Road Long-Short Fund Class N Shares	278	1,992

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from the Fund’s commencement of operations on May 4, 2011 through the Fund’s fiscal year end on October 31, 2011, the Fund’s portfolio turnover rate was 127.32%.
PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by taking long and short positions in equity securities. The Fund’s portfolio managers believe that a combination of long and short positions may provide positive returns through a complete market cycle and may offer reduced risk. The allocation between long and short positions is a result of the fundamental investment process. The Fund does not intend to be market neutral and anticipates that it will normally hold a higher percentage of its assets in long positions (i.e., the Fund will be “net long”). The Fund’s equity investments consist primarily of domestic common stock but may also include other types of equity such as foreign stock, preferred stock, convertible securities and real estate investment trusts (“REITs”). The Fund may use instruments such as exchange-traded funds (“ETFs”), options, futures and other index-based investments to manage its exposure between long and short positions. Derivative use, if any, is expected to consist primarily of put and call options on securities. Cash is a residual of the investment process. When the portfolio manager is unable to find investment opportunities that meet the Fund’s criteria, the Fund’s cash balances may increase. The Fund is classified as non-diversified.

In selecting both long and short positions, the portfolio managers employ a value-driven, bottom-up approach. When the Fund takes a long position, it purchases a stock outright. The Fund takes long positions in securities that the portfolio managers believe will go up in value. For long positions, the portfolio managers seek to identify companies they believe have certain characteristics including:

• priced at a discount to absolute value

• attractive business model

• shareholder-oriented management

• financial strength

• undiscovered, under-followed, misunderstood

The Fund takes short positions in securities that the portfolio managers believe will go down in value. For short positions, the portfolio managers seek to identify companies they believe have certain characteristics including:

• priced at a premium to absolute value

• unattractive business model

• financial weakness

• poor shareholder-orientation

• unrealistic expectations

• avoiding strong momentum

When the Fund takes a short position, it sells a stock that it does not own at the current market price in anticipation that the market price will go down. To complete a short sale, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security in the open market at the time of closing out the short sale. The price at such time may be more or less than at the time the security was sold. Until the borrowed security is returned, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium to the lender, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements, until the short position is closed. For additional information regarding short sales please see the Additional Information Regarding Investment Strategies section.

The net market exposure will fluctuate with market opportunities but will generally be between 10% and 90%. To manage risk the portfolio managers may use controls and techniques to systemically reduce market exposure upon the occurrence of certain trigger events.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund. The Fund may be subject to the following risks directly through investment in individual securities or indirectly through investment in ETFs or derivative instruments.

Convertible Risk. Convertible preferred securities are subject to the risks of equity securities and fixed income securities. The lower the premium, the more likely the price of the convertible will follow the price of the underlying common stock. Higher premium convertibles are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower. In that case, the price of convertible preferred shares normally will fall as interest rates rise. Conversely, as rates fall, the price of convertible preferred shares will rise.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to credit risk of the counterparty instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Exchange-Traded and Closed-End Fund Risk. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the underlying funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the underlying fund may trade at a premium or discount to their net asset value per share. There may also not be an active trading market available for shares of some ETFs or closed-end funds. Additionally, trading of ETF and closed-end fund shares may be halted or delisted by the listing exchange. An inverse ETF is a fund that is constructed by using various derivative instruments to profit from a decline in the underlying benchmark. Investing in these ETFs is similar to holding various short positions, or using a combination of advanced investment strategies to profit from falling prices. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Similarly, short sales of ETFs are subject to the specific risks described under “Short Sale Risk.” In addition, if the Fund sells short shares of ETFs that are financially leveraged, such short sales may be expected to exhibit enhanced volatility in market price as compared to short sales of similar ETFs without a leveraged capital structure.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Non-Diversification Risk. The Fund may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.

Portfolio Turnover Risk. Frequent trading of the Fund’s portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. High portfolio turnover may increase the level of short term capital gains. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at the ordinary income rates for federal income tax purposes, rather than at the lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover may negatively impact the Fund’s performance.

REIT Risk. Exposure to real estate markets, through securities of real estate investment trusts (“REITs”) or other instruments, will be subject to risks of specific properties or property types and by default rates of borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs are also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT’s return may be adversely affected when interest rates are high or rising. Distributions to shareholders attributable to dividends received from REITs generally are taxed as ordinary income for federal income purposes.

Short Sales Risk. Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Any loss will be increased by the amount of compensation, dividends or interest the Fund must pay to the lender of the security. Because a loss incurred on a short sale results from increases in the value of the security, losses on a short sale are theoretically unlimited. In addition, the Fund may not be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time when other short sellers of the same security want to close out their positions, it is more likely that the Fund would have to close out its short position at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to close out their positions, a “short squeeze” may occur. A “short squeeze” occurs when demand is greater than supply for the security sold short. A short squeeze makes it more likely that the Fund will have to cover its short sale at an unfavorable price. If that happens, the Fund will lose some or all of the potential profit from, or even incur a loss on, the short sale. The Fund’s use of short sales may have a leveraging effect on the Fund’s portfolio.

Although the subadviser has extensive experience managing mutual funds and institutional accounts, it has not previously managed a long/short strategy. Although the subadviser believes its rigorous bottom-up approach will be effective in selecting short securities, there is no assurance that it will be successful in employing this approach to a long/short strategy.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

FUND PERFORMANCE
The Fund does not have a full calendar year of operations. Performance information will be included in the Fund’s shareholder reports.

ASTON/Barings International Fund

ASTON/Barings International Fund

INVESTMENT OBJECTIVE
The Fund seeks to provide total return.
FEES AND EXPENSES
The table below describes the fee and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees ASTON/Barings International Fund	Class N Shares	Class I Shares
Redemption Fee on Shares Held Less Than 90 Days (as a percentage of amount redeemed)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/Barings International Fund		Class N Shares	Class I Shares
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.43%	0.43%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.69%	1.44%
Fee Waiver and/or Expense Reimbursement	[1]	(0.28%)	(0.28%)
Total Annual Fund Operating Expenses	[1][2]	1.41%	1.16%
[1]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rates shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's expense ratio, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.
[2]	After Fee Waiver and/or Expense Reimbursement

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON/Barings International Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	144	505	892	1,974
Class I Shares	118	428	760	1,700

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58.96%.
PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in common stock and other equity securities of non-U.S. companies.

The portfolio managers employ a growth at a reasonable price (“GARP”) strategy. GARP investing involves buying stocks that have a reasonable price/earnings ratio in relationship to a company’s earnings growth rate. The investment process combines bottom-up and top-down analysis. Bottom-up analysis is based on global company research that seeks to identify positive catalysts for outperformance or earnings surprise based on both growth and value factors. Top-down analysis seeks to assess the relative attractiveness of countries and sectors.

The Fund may invest in companies of all sizes and market capitalization levels. The Fund’s investment strategies may result in high portfolio turnover. The Fund invests primarily in companies in Europe, Australasia, Middle East and the Far East (“EAFE”) and emerging markets. Under normal conditions, the Fund will invest in issuers from at least five countries excluding the U.S.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Emerging Market Risk. In addition to the general foreign securities risks, investing in emerging market countries is subject to a number of risks, including:

• economic structures that are less diverse and mature than those of developed countries

• less stable political systems and less developed legal systems

• national policies that may restrict foreign investment

• wide fluctuations in the value of investments

• smaller securities markets making investments less liquid

• special custody arrangements

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

GARP Style Risk. GARP investing involves buying stocks that have a reasonable price/earnings ratio in relationship to a company’s earnings growth rate. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Portfolio Turnover Risk. Frequent trading of the Fund’s portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. High portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by a fund for one year or less minus any net capital losses on securities held or treated as held by a fund for more than one year), the distributions will be taxed at the ordinary income rates for federal income tax purposes, rather than at the lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

FUND PERFORMANCE
The bar chart shows how the performance of the Class I shares of the Fund has varied from year-to-year over the periods shown. Class I shares and Class N shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class N shares would be lower than the returns of the Class I shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Class I Shares Calendar Year Total Return

Best quarter: 06/09 20.89% Worst quarter: 09/08 (22.66)%
The following table indicates how the Fund’s average annual returns of Class I shares for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns ASTON/Barings International Fund	1 Year	Since Inception	Inception Date
Return Before Taxes Class I Shares	(10.54%)	(9.40%)	Nov 2, 2007
Return Before Taxes Class N Shares	(10.78%)	0.74%	Mar 3, 2010
Return After Taxes on Distributions Class I Shares	(11.01%)	(9.61%)	Nov 2, 2007
Return After Taxes on Distributions and Sale of Fund Shares Class I Shares	(6.22%)	(7.80%)	Nov 2, 2007
MSCI EAFE Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares is computed from October 31, 2007. Index return since inception for Class N shares, computed from February 28, 2010, is (0.16)%)	(12.14%)	(9.24%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class I shares. After-tax returns for Class N shares will vary.

ASTON/Neptune International Fund

ASTON/Neptune International Fund

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees ASTON/Neptune International Fund	Class N Shares	Class I Shares
Redemption Fee on Shares Held Less Than 90 Days (as a percentage of amount redeemed)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/Neptune International Fund		Class N Shares	Class I Shares
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		6.48%	6.48%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		7.74%	7.49%
Fee Waiver and/or Expense Reimbursement	[1]	(6.46%)	(6.46%)
Total Annual Fund Operating Expenses	[1][2]	1.28%	1.03%
[1]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rates shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's expense ratio, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.
[2]	After Fee Waiver and/or Expense Reimbursement

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON/Neptune International Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	130	1,692	3,170	6,523
Class I Shares	105	1,624	3,068	6,376

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.01%.
PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in securities of non-U.S. companies located throughout the world, including emerging markets. The Fund emphasizes securities of issuers in Europe, Australasia, and Far East (“EAFE”) countries, but may invest in securities of issuers in any country, including the Russian Federation (primarily through depositary receipts).

The portfolio manager employs a disciplined team-based investment process that combines a top-down industry sector analysis and bottom-up stock selection. The Fund invests primarily in common stocks, but may invest to a lesser degree in convertible securities, preferred stocks and other equity securities.

The investment process is based on a global sector view. The portfolio manager uses top-down analysis to evaluate key global sectors with an emphasis on macroeconomics and growth prospects for different industries. Allocation among countries or geographic areas is a residual of the investment process and is unconstrained relative to the benchmark. As a result of this process, the Fund may invest a material amount of its assets in a single country and/or geographical area. Under normal circumstances, the Fund will invest in at least five countries outside of the U.S.

Within the targeted sectors, individual stocks are selected based on bottom-up fundamental analysis. The portfolio manager emphasizes stocks with above-average sustainable growth rates (i.e., growth stocks). The portfolio manager seeks to identify companies with one or more of the following characteristics:

• strong competitive position

• market leader in industry with strong growth prospects

• potential for future growth

The market capitalization of companies held by the Fund will be a residual of the investment process. Although the Fund may invest in companies across all market capitalizations, the investment process is biased towards mid- to large-cap stocks. The Fund defines a mid-cap company as one having a market capitalization between $1.5 billion and $5 billion at the time of acquisition. The Fund defines a large-cap company as one having a market capitalization of $5 billion or more at the time of acquisition.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Risk. Convertible preferred securities are subject to the risks of equity securities and fixed income securities. The lower the premium, the more likely the price of the convertible will follow the price of the underlying common stock. Higher premium convertibles are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower. In that case, the price of convertible preferred shares normally will fall as interest rates go up. Conversely, as rates fall, the price of convertible preferred shares will rise. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

Emerging Market Risk. In addition to the general foreign securities risks, investing in emerging market countries is subject to a number of risks, including:

• economic structures that are less diverse and mature than those of developed countries

• less stable political systems and less developed legal systems

• national policies that may restrict foreign investment

• wide fluctuations in the value of investments

• smaller securities markets making investments less liquid

• special custody arrangements

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Mid-Cap Company Risk. Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

FUND PERFORMANCE
The bar chart shows how the performance of the Class I shares of the Fund has varied from year-to-year over the periods shown. Class I shares and Class N shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class N shares would be lower than the returns of the Class I shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Class I Shares Calendar Year Total Return

Best quarter: 06/09 22.50% Worst quarter: 09/08 (30.22)%
The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns ASTON/Neptune International Fund	1 Year	Since Inception	Inception Date
Return Before Taxes Class I Shares	(14.39%)	(4.66%)	Aug 6, 2007
Return Before Taxes Class N Shares	(14.67%)	(9.16%)	Jun 17, 2008
Return After Taxes on Distributions Class I Shares	(14.42%)	(4.99%)	Aug 6, 2007
Return After Taxes on Distributions and Sale of Fund Shares Class I Shares	(9.33%)	(3.95%)	Aug 6, 2007
MSCI EAFE and Emerging Markets Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares is computed from July 31, 2007. Index return since inception for Class N shares, computed from June 30, 2008, is (5.52)%.)	(13.79%)	(6.12%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class I shares. After-tax returns for Class N shares will vary.

ASTON/Harrison Street Real Estate Fund

ASTON/Harrison Street Real Estate Fund

(formerly, ASTON/Fortis Real Estate Fund)
INVESTMENT OBJECTIVE
The Fund seeks total return through a combination of growth and income.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees ASTON/Harrison Street Real Estate Fund	Class N Shares	Class I Shares
Redemption Fee on Shares Held Less Than 90 Days (as a percentage of amount redeemed)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/Harrison Street Real Estate Fund		Class N Shares	Class I Shares
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.44%	0.44%
Total Annual Fund Operating Expenses		1.69%	1.44%
Fee Waiver and/or Expense Reimbursement	[1]	(0.32%)	(0.32%)
Total Annual Fund Operating Expenses	[1][2]	1.37%	1.12%
[1]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rates shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.
[2]	After Fee Waiver and/or Expense Reimbursement

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON/Harrison Street Real Estate Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	139	501	888	1,971
Class I Shares	114	424	756	1,697

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 143.86%.
PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in real estate investment trusts (“REITs”) and common stocks and other equity securities of U.S. and foreign companies principally engaged in the real estate sector.

The Fund emphasizes publicly traded real estate-related securities of companies domiciled in the United States and Canada. The Fund does not invest in real estate directly. The Fund is classified as non-diversified.

Securities are selected for the Fund using a fundamental bottom-up stock selection process. The portfolio managers use a proprietary relative cash flow multiple analysis to estimate values of portfolio companies, which takes into account multiple factors including:

• capital structure

• earnings growth

• earnings momentum

• earnings quality

• liquidity

• property quality

The portfolio managers also use a proprietary model to assess net asset value (“NAV”) based on both quantitative measures and incorporating a qualitative assessment of management ability. A warranted share price is calculated from a combination of the outputs from the multiple analysis model and the NAV model. While securities are selected primarily from the universe of companies comprising the benchmark index, the Fund may invest to a limited degree in companies outside of the benchmark index. To manage risk, the portfolio managers employ portfolio constraints such as limits on position size, market capitalization and geographic and sector exposure. The Fund’s investment strategies may result in high portfolio turnover.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Non-Diversification Risk. The Fund may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.

Portfolio Turnover Risk. Frequent trading of the Fund’s portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. High portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at the ordinary income rates for federal income tax purposes, rather than at the lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

REIT Risk. Securities of REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT’s return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Sector Concentration Risk. The Fund may entail greater risks than investing in funds diversified across sectors. Because the Fund may at times have a significant portion of its assets in one or more related sectors, the Fund may be subject to a greater level of market risk and its performance may be more volatile than a fund that does not concentrate its investments in a specific sector.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

FUND PERFORMANCE
The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Class N Shares Calendar Year Total Return

Best quarter: 09/09 31.09% Worst quarter: 12/08 (39.07)%
The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of broad-based securities market indices. On June 30, 2011, the Fund’s primary benchmark was changed from MSCI US REIT Index to the FTSE/NAREIT All Equity REITs Total Return Index as it was determined to be a more appropriate broad-based index for comparison purposes. Average annual total returns for both indices are included in the table below.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns ASTON/Harrison Street Real Estate Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes Class N Shares	8.73%	(3.18%)	9.55%	7.90%	Dec 30, 1997
Return Before Taxes Class I Shares	8.98%	(2.95%)		3.03%	Sep 20, 2005
Return After Taxes on Distributions Class N Shares	8.60%	(4.73%)	7.53%	5.92%	Dec 30, 1997
Return After Taxes on Distributions and Sale of Fund Shares Class N Shares	5.84%	(3.14%)	7.83%	6.15%	Dec 30, 1997
FTSE/NAREIT All Equity REITs Total Return Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from December 31, 1997. Index return for Class I shares, since inception, computed from September 30, 2005, is 3.99%.)	8.28%	(1.42%)	10.20%	8.15%
MSCI US REIT Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from December 31, 1997. Index return for Class I shares, since inception, computed from September 30, 2005, is 4.05%.)	8.69%	(1.51%)	10.16%	8.13%

Harrison Street Securities, LLC (“HSS”) became the subadviser to the Fund on June 30, 2011. Performance prior to that date reflects the performance of a previous subadviser. Performance prior to September 22, 2001 reflects the performance of a predecessor fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/Montag & Caldwell Balanced Fund

ASTON/Montag & Caldwell Balanced Fund

INVESTMENT OBJECTIVE
The Fund seeks long-term total return.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ASTON/Montag & Caldwell Balanced Fund		Class N Shares	Class I Shares
Management Fees		0.75%	0.75%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		0.57%	0.57%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.58%	1.33%
Fee Waiver and/or Expense Reimbursement	[1]	(0.22%)	(0.22%)
Total Annual Fund Operating Expenses	[1][2]	1.36%	1.11%
[1]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rates shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.
[2]	After Fee Waiver and/or Expense Reimbursement

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example ASTON/Montag & Caldwell Balanced Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class N Shares	138	477	840	1,860
Class I Shares	113	400	708	1,582

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.31%.
PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a combination of equity, fixed income and short-term securities. Generally, between 50% and 70% of the Fund’s total assets will be invested in equity securities and at least 25% will be invested in fixed income securities to provide a stable flow of income. The portfolio allocation will vary based upon the portfolio manager’s assessment of the return potential of each asset class. For equity investments, the portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that the portfolio manager believes are growing their near-term earnings at an above average rate. The Fund defines a large-cap company as one having a market capitalization of $5 billion or more at the time of acquisition. The portfolio manager emphasizes valuation to find companies selling at a discount to their intrinsic value. These companies must pass an initial capitalization screen and:

• have a strong history of earnings growth

• be attractively priced, relative to the company’s potential for above average long-term earnings and revenue growth

• have strong balance sheets

• have a sustainable competitive advantage

• be currently, or have the potential to become, industry leaders

• have the potential to outperform during market downturns

The Fund may invest in foreign securities (directly and through depositary receipts).

When selecting equity securities, the portfolio manager limits sector and individual security exposure and adheres to a strong sell discipline in order to minimize risk.

When selecting fixed income securities, the portfolio manager strives to maximize total return and minimize risk primarily through actively adjusting the portfolio’s duration and sector weightings. Emphasis is also placed on diversification and credit analysis.

The Fund will invest only in fixed income securities with an “A” or better rating. Investments will include:

• U.S. government securities

• corporate bonds

• mortgage/asset-backed securities

• money market securities and repurchase agreements

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Interest Rate Risk. If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond’s price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Prepayment Risk. Mortgage-backed securities carry prepayment risk. Prices and yields of mortgage-backed securities assume that the underlying mortgages will be paid off according to a preset schedule. If the underlying mortgages are paid off early, such as when homeowners refinance as interest rates decline, the Fund may be forced to reinvest the proceeds in lower yielding, higher priced securities. This may reduce the Fund’s total return.

U.S. Government Agency Securities Risk. Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government may provide financial support to U.S. government-sponsored agencies or instrumentalities, such as various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation in 2008, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

FUND PERFORMANCE
The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Class N Shares Calendar Year Total Return

Best quarter: 06/09 9.21% Worst quarter: 12/08 (10.36)%
The table below indicates how the Fund’s average annual returns for different calendar periods compared to the returns of broad-based securities market indices.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns ASTON/Montag & Caldwell Balanced Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes Class N Shares	3.80%	4.37%	3.21%	7.37%	Nov 2, 1994
Return Before Taxes Class I Shares	4.13%	4.55%	3.43%	3.13%	Dec 31, 1998
Return After Taxes on Distributions Class N Shares	3.61%	4.08%	2.83%	6.47%	Nov 2, 1994
Return After Taxes on Distributions and Sale of Fund Shares Class N Shares	2.67%	3.65%	2.59%	6.09%	Nov 2, 1994
S&P 500 Index (Reflects no deduction for taxes, expenses or fees. Index shares are computed from October 31, 1994. Index return for Class I shares, since inception, computed from December 31, 1998, is 1.99%.)	2.09%	(0.25%)	2.92%	7.86%
Barclays Capital U.S. Government Credit Bond Index (Reflects no deduction for taxes, expenses or fees. Index shares are computed from October 31, 1994. Index return for Class I shares, since inception, is 5.86%.)	8.74%	6.55%	5.85%	6.83%
60% S&P 500 Index/40% Barclays Capital U.S. Government Credit Bond Index (Reflects no deduction for taxes, expenses or fees. Index shares are computed from October 31, 1994. Index return for Class I shares, since inception, is 3.89%.)	5.03%	2.87%	4.45%	7.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	ASTON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000912036
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 29, 2012
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
ASTON/Montag & Caldwell Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ASTON/Montag & Caldwell Growth Fund

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, current income, by investing primarily in common stocks and convertible securities.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63.48%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.48%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example:	rr_ExpenseExampleAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks and convertible securities. The portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that the portfolio manager believes are growing their near-term earnings at an above average rate. The Fund defines a large-cap company as one having a market capitalization of $5 billion or more at the time of acquisition. The portfolio manager emphasizes valuation to find companies selling at a discount to their intrinsic value. These companies must pass an initial capitalization screen and:

• have a strong history of earnings growth

• be attractively priced, relative to the company’s potential for above average long-term earnings and revenue growth

• have strong balance sheets

• have a sustainable competitive advantage

• be currently, or have the potential to become, industry leaders

• have the potential to outperform during market downturns

The Fund may invest in foreign securities (directly and through depositary receipts).

To manage risk, the portfolio manager limits sector and individual security exposure, and adheres to a strong sell discipline.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Risk. Convertible preferred securities are subject to the risks of equity securities and fixed income securities. The lower the premium, the more likely the price of the convertible will follow the price of the underlying common stock. Higher premium convertibles are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower. In that case, the price of convertible preferred shares normally will fall as interest rates go up.

Conversely, as rates fall, the price of convertible preferred shares will rise. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares, Class I shares, and Class R shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of Class N shares and Class R shares due to distribution fees paid by Class N shares and Class R shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares, Class I shares, and Class R shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 06/09 14.92% Worst quarter: 12/08 (20.35)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (For the periods ended December 31, 2011)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N shares. After-tax returns for Class I shares and Class R shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares and Class R shares will vary.
ASTON/Montag & Caldwell Growth Fund | Class N Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	590
10 Years	rr_ExpenseExampleYear10	1,306
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(22.89%)
2003	rr_AnnualReturn2003	17.24%
2004	rr_AnnualReturn2004	4.10%
2005	rr_AnnualReturn2005	5.36%
2006	rr_AnnualReturn2006	8.07%
2007	rr_AnnualReturn2007	21.04%
2008	rr_AnnualReturn2008	(32.64%)
2009	rr_AnnualReturn2009	29.84%
2010	rr_AnnualReturn2010	8.28%
2011	rr_AnnualReturn2011	3.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.35%)
ASTON/Montag & Caldwell Growth Fund | Class I Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	455
10 Years	rr_ExpenseExampleYear10	1,014
ASTON/Montag & Caldwell Growth Fund | Class R Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	134
3 Years	rr_ExpenseExampleYear03	418
5 Years	rr_ExpenseExampleYear05	723
10 Years	rr_ExpenseExampleYear10	1,590
ASTON/Montag & Caldwell Growth Fund | Return Before Taxes | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.13%
5 Years	rr_AverageAnnualReturnYear05	3.40%
10 Years	rr_AverageAnnualReturnYear10	2.39%
Since Inception	rr_AverageAnnualReturnSinceInception	8.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 1994
ASTON/Montag & Caldwell Growth Fund | Return Before Taxes | Class I Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.37%
5 Years	rr_AverageAnnualReturnYear05	3.67%
10 Years	rr_AverageAnnualReturnYear10	2.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 28, 1996
ASTON/Montag & Caldwell Growth Fund | Return Before Taxes | Class R Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.90%
5 Years	rr_AverageAnnualReturnYear05	3.16%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2002
ASTON/Montag & Caldwell Growth Fund | Return After Taxes on Distributions | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.88%
5 Years	rr_AverageAnnualReturnYear05	2.55%
10 Years	rr_AverageAnnualReturnYear10	1.95%
Since Inception	rr_AverageAnnualReturnSinceInception	7.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 1994
ASTON/Montag & Caldwell Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.70%
5 Years	rr_AverageAnnualReturnYear05	2.86%
10 Years	rr_AverageAnnualReturnYear10	2.03%
Since Inception	rr_AverageAnnualReturnSinceInception	7.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 1994
ASTON/Montag & Caldwell Growth Fund | Russell 1000 Growth Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from October 31, 1994. Index return for Class I shares, since inception, computed from June 30, 1996, is 4.94%. Index return for Class R shares, since inception, computed from December 31, 2002, is 6.69%.)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	2.60%
Since Inception	rr_AverageAnnualReturnSinceInception	7.00%
ASTON/Herndon Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ASTON/Herndon Large Cap Value Fund

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 189.70%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	189.70%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example:	rr_ExpenseExampleAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in securities of large-cap companies that the portfolio manager believes are undervalued compared to their perceived worth. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures. The Fund defines large-cap companies as companies with a market capitalization, at the time of acquisition, within the range of market capitalizations of companies constituting the Russell 1000 Index. As of December 31, 2011, the market capitalization range of the Russell 1000 Index was approximately $36.0 million to $417.5 billion.

The portfolio manager combines a value-oriented approach with fundamental analysis to seek to identify companies primarily from the Russell 1000 Index that he believes have strong fundamentals and are undervalued relative to other companies comprising the Russell 1000 Index. Companies that meet minimum capitalization and quality screens are evaluated and ranked based on a number of fundamental metrics. The portfolio manager seeks to construct a portfolio that has the following characteristics relative to the Russell 1000 Index:

• higher quality

• higher dividend growth rates

• lower valuation

• stronger earnings growth

• lower volatility

To manage risk, the portfolio manager seeks to limit sector and security exposure, maintain sector diversification, maintain a bias towards liquidity and adhere to a disciplined sell process.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Portfolio Turnover Risk. Frequent trading of the Fund’s portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. High portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at the ordinary income rates for federal income tax purposes, rather than at the lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart shows the performance of the Class N shares of the Fund for the period shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Class N shares of the Fund for the period shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 12/11 7.47% Worst quarter: 09/11 (15.38)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
ASTON/Herndon Large Cap Value Fund | Class N Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.39%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.08%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.31%	[1],[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	133
3 Years	rr_ExpenseExampleYear03	642
5 Years	rr_ExpenseExampleYear05	1,178
10 Years	rr_ExpenseExampleYear10	2,644
Bar Chart Table:	rr_BarChartTableAbstract
2011	rr_AnnualReturn2011	(0.54%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.38%)
ASTON/Herndon Large Cap Value Fund | Class I Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.08%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.06%	[1],[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	566
5 Years	rr_ExpenseExampleYear05	1,050
10 Years	rr_ExpenseExampleYear10	2,387
ASTON/Herndon Large Cap Value Fund | Return Before Taxes | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.54%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.33%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2010	[3]
ASTON/Herndon Large Cap Value Fund | Return After Taxes on Distributions | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.26%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.28%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2010	[3]
ASTON/Herndon Large Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.07%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.05%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2010	[3]
ASTON/Herndon Large Cap Value Fund | Russell 1000 Value Index (Reflects no deduction for taxes, expenses or fees.)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.39%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%	[3]
ASTON/Cornerstone Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ASTON/Cornerstone Large Cap Value Fund

		(formerly, ASTON Value Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return through long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59.07%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.07%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example:	rr_ExpenseExampleAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large-cap companies. The portfolio managers seek to identify companies they believe are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. The Fund defines a large-cap company as one having a market capitalization of $5 billion or more at the time of acquisition.

The portfolio managers use a bottom-up investment approach in buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of issuers and their potential in light of their current financial condition and industry position, including market, economic, political, and regulatory conditions. Factors considered may include analysis of:

• Earnings

• Cash flow

• Competitive position

• Management ability

Quantitative analysis of these and other factors may also be considered.

The Fund may invest in foreign securities (directly and through depositary receipts).

To manage risk, the portfolio managers generally limit position sizes, diversify among sectors, and adhere to a strong sell discipline.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 06/09 15.00% Worst quarter: 12/08 (19.32)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Cornerstone Investment Partners, LLC (“Cornerstone”) became the subadviser to the Fund on July 15, 2011. Performance prior to that date reflects the performance of a previous subadviser. Performance prior to September 27, 2001 reflects the performance of a predecessor fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/Cornerstone Large Cap Value Fund | Class N Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.30%	[2],[4]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	478
5 Years	rr_ExpenseExampleYear05	847
10 Years	rr_ExpenseExampleYear10	1,885
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(13.88%)
2003	rr_AnnualReturn2003	25.12%
2004	rr_AnnualReturn2004	15.38%
2005	rr_AnnualReturn2005	6.27%
2006	rr_AnnualReturn2006	20.91%
2007	rr_AnnualReturn2007	8.10%
2008	rr_AnnualReturn2008	(34.65%)
2009	rr_AnnualReturn2009	19.43%
2010	rr_AnnualReturn2010	11.96%
2011	rr_AnnualReturn2011	3.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.32%)
ASTON/Cornerstone Large Cap Value Fund | Class I Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.05%	[2],[4]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	400
5 Years	rr_ExpenseExampleYear05	715
10 Years	rr_ExpenseExampleYear10	1,608
ASTON/Cornerstone Large Cap Value Fund | Return Before Taxes | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.02%
5 Years	rr_AverageAnnualReturnYear05	(0.54%)
10 Years	rr_AverageAnnualReturnYear10	4.51%
Since Inception	rr_AverageAnnualReturnSinceInception	6.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 1993
ASTON/Cornerstone Large Cap Value Fund | Return Before Taxes | Class I Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.36%
5 Years	rr_AverageAnnualReturnYear05	(0.30%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 20, 2005
ASTON/Cornerstone Large Cap Value Fund | Return After Taxes on Distributions | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.82%
5 Years	rr_AverageAnnualReturnYear05	(1.46%)
10 Years	rr_AverageAnnualReturnYear10	3.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 1993
ASTON/Cornerstone Large Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.21%
5 Years	rr_AverageAnnualReturnYear05	(0.56%)
10 Years	rr_AverageAnnualReturnYear10	3.82%
Since Inception	rr_AverageAnnualReturnSinceInception	5.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 1993
ASTON/Cornerstone Large Cap Value Fund | Russell 1000 Value Index (Reflects no deduction for taxes, expenses or fees.)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	(2.64%)
10 Years	rr_AverageAnnualReturnYear10	3.89%
Since Inception	rr_AverageAnnualReturnSinceInception	8.65%
ASTON/TAMRO Diversified Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ASTON/TAMRO Diversified Equity Fund

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65.96%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.96%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example:	rr_ExpenseExampleAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The portfolio managers seek opportunities across the growth/value spectrum, resulting in what is generally considered a diversified “core” portfolio.

The portfolio managers’ investment process focuses on bottom-up stock selection with the goal of identifying companies that possess a sustainable competitive advantage combined with an attractive valuation. A sustainable competitive advantage may be derived from a unique product or service offering, a capable and proven management team, and sound financials.

Through the use of both qualitative and quantitative evaluation, the portfolio managers seek securities that meet the specific criteria of one of three investment categories: leaders (leading market share and above average profitability), laggards (companies undergoing a restructuring), and innovators (dedication to introducing new products or services).

The Fund may invest in real estate investment trusts (“REITs”), foreign securities (directly and through depositary receipts), below investment grade securities, and convertible bonds. The Fund may invest in options on securities and securities indices for hedging purposes or to seek capital appreciation. For example, the portfolio managers may purchase call options on securities they believe possess appreciation potential. Conversely, the portfolio managers may sell covered call options on securities held in the portfolio.

To manage risk, the portfolio managers limit position sizes, diversify across both market sectors and capitalization, and adhere to a strong sell discipline.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Below Investment Grade (High Yield) Securities Risk. Bonds and other fixed income securities are rated by national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. Issuers of securities that are rated below investment grade (i.e., Ba1/BB+ or lower) and their unrated equivalents are typically in poor financial health, and their ability to pay interest and principal is uncertain. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds and other fixed income securities. These securities are considered speculative and are commonly known as “junk bonds.”

Convertible Risk. Convertible preferred securities are subject to the risks of equity securities and fixed income securities. The lower the premium, the more likely the price of the convertible will follow the price of the underlying common stock. Higher premium convertibles are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower. In that case, the price of convertible preferred shares normally will fall as interest rates go up. Conversely, as rates fall, the price of convertible preferred shares will rise. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to credit risk of the counterparty instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

REIT Risk. Securities of REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT’s return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart shows how the Fund’s performance of Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s performance of Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 06/03 19.96% Worst quarter: 12/08 (23.58)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

As of June 30, 2009, the Fund changed its name from ASTON/TAMRO All Cap Fund to ASTON/TAMRO Diversified Equity Fund. As of January 1, 2008, the Fund changed its name from ASTON/TAMRO Large Cap Value Fund to ASTON/TAMRO All Cap Fund. Performance prior to such times reflects the Fund’s former strategy and the performance may have differed if the current strategy was in place.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/TAMRO Diversified Equity Fund | Class N Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[5]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.21%	[2],[5]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	123
3 Years	rr_ExpenseExampleYear03	473
5 Years	rr_ExpenseExampleYear05	847
10 Years	rr_ExpenseExampleYear10	1,898
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(18.86%)
2003	rr_AnnualReturn2003	29.10%
2004	rr_AnnualReturn2004	12.55%
2005	rr_AnnualReturn2005	4.71%
2006	rr_AnnualReturn2006	13.20%
2007	rr_AnnualReturn2007	7.89%
2008	rr_AnnualReturn2008	(37.12%)
2009	rr_AnnualReturn2009	36.37%
2010	rr_AnnualReturn2010	20.53%
2011	rr_AnnualReturn2011	(4.74%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.58%)
ASTON/TAMRO Diversified Equity Fund | Class I Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[5]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.96%	[2],[5]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	396
5 Years	rr_ExpenseExampleYear05	715
10 Years	rr_ExpenseExampleYear10	1,621
ASTON/TAMRO Diversified Equity Fund | Return Before Taxes | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.74%)	[6]
5 Years	rr_AverageAnnualReturnYear05	1.21%	[6]
10 Years	rr_AverageAnnualReturnYear10	4.03%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	4.23%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2000	[6]
ASTON/TAMRO Diversified Equity Fund | Return After Taxes on Distributions | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.05%)	[6]
5 Years	rr_AverageAnnualReturnYear05	0.85%	[6]
10 Years	rr_AverageAnnualReturnYear10	3.58%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	3.82%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2000	[6]
ASTON/TAMRO Diversified Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.68%)	[6]
5 Years	rr_AverageAnnualReturnYear05	1.02%	[6]
10 Years	rr_AverageAnnualReturnYear10	3.45%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	3.64%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2000	[6]
ASTON/TAMRO Diversified Equity Fund | Russell 1000 Index (Reflects no deduction for taxes, expenses or fees.)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%	[6]
5 Years	rr_AverageAnnualReturnYear05	(0.02%)	[6]
10 Years	rr_AverageAnnualReturnYear10	3.34%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	1.90%	[6]
ASTON/River Road Dividend All Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ASTON/River Road Dividend All Cap Value Fund

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide high current income and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.65%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.65%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example:	rr_ExpenseExampleAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions the Fund invests at least 80% of its assets in equity securities. The Fund invests in a diversified, all-cap portfolio of income-producing equity securities with yields that the portfolio managers believe will exceed the Russell 3000 Value Index. The Fund invests primarily in dividend paying common stocks, publicly traded partnerships, and real estate investment trusts (“REITs”). The Fund may also invest in foreign securities (directly and through depositary receipts), closed-end funds or other investment companies, convertible preferred stocks and royalty income trusts. Using systematic and dynamic internal research through multiple sources, the portfolio managers narrow the field of companies into a more refined working universe. The portfolio managers then employ a value-driven, bottom-up approach that seeks to identify companies that they believe have certain characteristics including:

• high, growing dividend yield

• financial strength

• priced at a discount to absolute value

• attractive business model

• shareholder-oriented management

• undiscovered, underfollowed, misunderstood companies

To manage risk, the portfolio managers employ a structured sell discipline and a strategy of balanced diversification.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Risk. Convertible preferred securities are subject to the risks of equity securities and fixed income securities. The lower the premium, the more likely the price of the convertible will follow the price of the underlying common stock. Higher premium convertibles are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower. In that case, the price of convertible preferred shares normally will fall as interest rates go up. Conversely, as rates fall, the price of convertible preferred shares will rise. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

Fund Risk. The risks of investment in other funds typically reflect the risk of the types of securities in which the funds invest. Shares of closed-end funds may trade at a premium or discount to their net asset value per share. In addition, when the Fund invests in other funds, shareholders of the Fund bear their proportionate share of the other fund’s fees and expenses as well as their share of the Fund’s fees and expenses.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Publicly Traded Partnership Risk. Investing in publicly traded partnerships (including master limited partnerships) involves risks not typically associated with publicly traded companies. Publicly traded partnerships are exposed to the risks of their underlying assets, which in many cases includes the same types of risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk. Publicly traded partnerships are also subject to capital markets risk, which is the risk that they are unable to raise capital to execute their growth strategies. Publicly traded partnerships are also subject to tax risk, which is the risk that they lose their partnership status for tax purposes.

REIT Risk. Securities of REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT’s return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Royalty Income Trust Risk. Investing in royalty income trusts involve risks not typically associated with publicly traded companies. Royalty income trusts are exposed to many of the same risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk. Royalty income trusts are also subject to capital markets risk, which is the risk that they are unable to raise capital to execute their growth strategies.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 09/09 12.76% Worst quarter: 12/08 (19.54)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
ASTON/River Road Dividend All Cap Value Fund | Class N Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	633
10 Years	rr_ExpenseExampleYear10	1,398
Bar Chart Table:	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	25.51%
2007	rr_AnnualReturn2007	0.55%
2008	rr_AnnualReturn2008	(28.65%)
2009	rr_AnnualReturn2009	21.33%
2010	rr_AnnualReturn2010	18.59%
2011	rr_AnnualReturn2011	5.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.54%)
ASTON/River Road Dividend All Cap Value Fund | Class I Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	1,108
ASTON/River Road Dividend All Cap Value Fund | Return Before Taxes | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.05%
5 Years	rr_AverageAnnualReturnYear05	1.63%
Since Inception	rr_AverageAnnualReturnSinceInception	5.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 28, 2005
ASTON/River Road Dividend All Cap Value Fund | Return Before Taxes | Class I Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.20%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	0.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 28, 2007
ASTON/River Road Dividend All Cap Value Fund | Return After Taxes on Distributions | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.55%
5 Years	rr_AverageAnnualReturnYear05	0.94%
Since Inception	rr_AverageAnnualReturnSinceInception	4.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 28, 2005
ASTON/River Road Dividend All Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.93%
5 Years	rr_AverageAnnualReturnYear05	1.24%
Since Inception	rr_AverageAnnualReturnSinceInception	4.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 28, 2005
ASTON/River Road Dividend All Cap Value Fund | Russell 3000 Value Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from June 30, 2005. Index return for Class I shares, since inception, computed from June 30, 2007, is (4.11)%.)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.10%)
5 Years	rr_AverageAnnualReturnYear05	(2.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.87%
ASTON/Fairpointe Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ASTON/Fairpointe Mid Cap Fund

		(formerly, ASTON/Optimum Mid Cap Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return through capital appreciation by investing primarily in common and preferred stocks and convertible securities.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11.20%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example:	rr_ExpenseExampleAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund invests at least 80% of its assets in mid-cap stocks of companies with an improving revenue and earnings growth outlook. The Fund defines a mid-cap company as one having a market capitalization of between $1 and $12 billion at the time of acquisition. The portfolio managers select approximately 40 – 50 stocks based on bottom-up fundamental analysis.

Important investment criteria include:

• focused business franchise with ability to grow market share

• attractive valuation

• low relative leverage

• experienced management

The portfolio managers take a long-term approach with a focus on maximizing after-tax returns.

The Fund may invest in small-cap stocks, convertible securities, and foreign securities (directly and through depositary receipts).

To manage risk, the portfolio managers employ a valuation discipline to limit downside risk, limit position sizes and sector exposure, and adhere to a strong sell discipline.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Risk. Convertible preferred securities are subject to the risks of equity securities and fixed income securities. The lower the premium, the more likely the price of the convertible will follow the price of the underlying common stock. Higher premium convertibles are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower. In that case, the price of convertible preferred shares normally will fall as interest rates go up. Conversely, as rates fall, the price of convertible preferred shares will rise. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 06/03 30.10% Worst quarter: 12/08 (29.83)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Fairpointe Capital LLC (“Fairpointe”) became the subadviser to the Fund on April 30, 2011. Performance prior to that date reflects the performance of previous subadvisers. However, Ms. Zerhusen has served as a portfolio manager since 1999.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/Fairpointe Mid Cap Fund | Class N Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	362
5 Years	rr_ExpenseExampleYear05	628
10 Years	rr_ExpenseExampleYear10	1,386
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(16.71%)
2003	rr_AnnualReturn2003	41.42%
2004	rr_AnnualReturn2004	18.88%
2005	rr_AnnualReturn2005	1.32%
2006	rr_AnnualReturn2006	20.92%
2007	rr_AnnualReturn2007	12.91%
2008	rr_AnnualReturn2008	(42.86%)
2009	rr_AnnualReturn2009	66.18%
2010	rr_AnnualReturn2010	23.02%
2011	rr_AnnualReturn2011	(6.55%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.83%)
ASTON/Fairpointe Mid Cap Fund | Class I Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	493
10 Years	rr_ExpenseExampleYear10	1,096
ASTON/Fairpointe Mid Cap Fund | Return Before Taxes | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.55%)
5 Years	rr_AverageAnnualReturnYear05	4.27%
10 Years	rr_AverageAnnualReturnYear10	7.78%
Since Inception	rr_AverageAnnualReturnSinceInception	11.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 1994
ASTON/Fairpointe Mid Cap Fund | Return Before Taxes | Class I Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.30%)
5 Years	rr_AverageAnnualReturnYear05	4.53%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 6, 2004
ASTON/Fairpointe Mid Cap Fund | Return After Taxes on Distributions | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.66%)
5 Years	rr_AverageAnnualReturnYear05	3.91%
10 Years	rr_AverageAnnualReturnYear10	7.37%
Since Inception	rr_AverageAnnualReturnSinceInception	10.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 1994
ASTON/Fairpointe Mid Cap Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.09%)
5 Years	rr_AverageAnnualReturnYear05	3.62%
10 Years	rr_AverageAnnualReturnYear10	6.81%
Since Inception	rr_AverageAnnualReturnSinceInception	9.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 1994
ASTON/Fairpointe Mid Cap Fund | S&P MidCap 400 Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from September 30, 1994. Index return for Class I shares, since inception, computed from June 30, 2004, is 6.51%.)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.73%)
5 Years	rr_AverageAnnualReturnYear05	3.32%
10 Years	rr_AverageAnnualReturnYear10	7.04%
Since Inception	rr_AverageAnnualReturnSinceInception	11.30%
ASTON/Montag & Caldwell Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ASTON/Montag & Caldwell Mid Cap Growth Fund

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, current income, by investing primarily in common stocks and convertible securities.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29.31%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.31%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example:	rr_ExpenseExampleAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks and convertible securities. Under normal circumstances, the Fund invests at least 80% of its assets in securities of mid-cap companies. The Fund defines a mid-cap company as one having a market capitalization, at the time of acquisition, of between $2.5 billion and $10 billion.

The portfolio managers use a bottom-up approach to stock selection and seek high quality, well-established mid-cap companies that:

• offer a compelling combination of earnings growth and attractive value

• sell at a discount to intrinsic value

• exhibit above-median near-term relative earnings strength

• are leading franchises and have proven management teams, strong finances and attractive long-term secular growth characteristics

The Fund may invest in convertible securities and foreign securities (directly and through depositary receipts).

To manage risk, the portfolio managers adhere to a strong sell discipline.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Risk. Convertible preferred securities are subject to the risks of equity securities and fixed income securities. The lower the premium, the more likely the price of the convertible will follow the price of the underlying common stock. Higher premium convertibles are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower. In that case, the price of convertible preferred shares normally will fall as interest rates go up. Conversely, as rates fall, the price of convertible preferred shares will rise. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Mid-Cap Company Risk. Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart shows how the performance of the Fund has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund has varied from year-to-year over the periods shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 09/09 15.63% Worst quarter: 12/08 (31.59)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Tax on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Tax on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ASTON/Montag & Caldwell Mid Cap Growth Fund | Class N Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.97%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.08%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.82%)	[7]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.26%	[7],[8]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	780
5 Years	rr_ExpenseExampleYear05	1,456
10 Years	rr_ExpenseExampleYear10	3,265
Bar Chart Table:	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(45.81%)
2009	rr_AnnualReturn2009	37.71%
2010	rr_AnnualReturn2010	26.96%
2011	rr_AnnualReturn2011	2.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.59%)
ASTON/Montag & Caldwell Mid Cap Growth Fund | Return Before Taxes | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.78%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.85%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2007
ASTON/Montag & Caldwell Mid Cap Growth Fund | Return After Taxes on Distributions | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.78%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.86%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2007
ASTON/Montag & Caldwell Mid Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.80%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.73%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2007
ASTON/Montag & Caldwell Mid Cap Growth Fund | Russell Midcap Growth Index (Reflects no deduction for taxes, expenses or fees. Index return is computed from October 31, 2007.)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.72%)
ASTON/Cardinal Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ASTON/Cardinal Mid Cap Value Fund

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36.96%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.96%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example:	rr_ExpenseExampleAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund invests at least 80% of its assets in common stocks and other equity securities of mid-cap companies. The Fund defines a mid-cap company as one having a market capitalization, at the time of acquisition, within the range of market capitalizations of companies constituting the Russell Midcap Value Index. The market capitalization range of the Russell Midcap Value Index changes constantly, and the capitalization of mid-cap companies in which the Fund will invest will also change. As of December 31, 2011, the market capitalization range of the Russell Midcap Value Index was approximately $36.0 million to $20.4 billion.

The portfolio managers use a value investment strategy based on proprietary fundamental research. Value investing involves buying stocks that are out of favor or undervalued relative to their peers. The portfolio managers emphasize companies with the ability to generate free cash flow and to redeploy such cash to enhance value. The portfolio managers also look for the following characteristics:

• Stable and predictable business model

• Motivated and competent management

• Unduly depressed valuation

• Catalyst for positive market reevaluation

The Fund may invest in foreign securities through depositary receipts.

To manage risk, the portfolio managers adhere to a strong buy, hold and sell discipline.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Mid-Cap Company Risk. Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart shows how the performance of the Fund has varied from year-to-year over the periods shown. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund has varied from year-to-year over the periods shown.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 09/09 14.33% Worst quarter: 12/08 (23.86)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ASTON/Cardinal Mid Cap Value Fund | Class N Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.90%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.23%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.65%)	[7]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.58%	[2],[7]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	161
3 Years	rr_ExpenseExampleYear03	1,434
5 Years	rr_ExpenseExampleYear05	2,675
10 Years	rr_ExpenseExampleYear10	5,648
Bar Chart Table:	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(36.75%)
2009	rr_AnnualReturn2009	29.72%
2010	rr_AnnualReturn2010	18.50%
2011	rr_AnnualReturn2011	1.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.86%)
ASTON/Cardinal Mid Cap Value Fund | Return Before Taxes | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.14%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.30%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2007
ASTON/Cardinal Mid Cap Value Fund | Return After Taxes on Distributions | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.08%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.38%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2007
ASTON/Cardinal Mid Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.82%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2007
ASTON/Cardinal Mid Cap Value Fund | Russell Midcap Value Index (Reflects no deduction for taxes, expenses or fees. Index data computed from October 31, 2007.)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.17%)
ASTON/TAMRO Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ASTON/TAMRO Small Cap Fund

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.25%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.25%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example:	rr_ExpenseExampleAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its assets in a blended portfolio of growth and value stocks of small-cap companies. The Fund defines companies with market capitalizations of up to $2.75 billion, at the time of acquisition, to be small-cap companies. The portfolio managers seek opportunities across the growth/value spectrum, resulting in what is generally considered a “core” portfolio.

The portfolio managers’ investment process focuses on bottom-up stock selection with the goal of identifying companies that possess a sustainable competitive advantage combined with an attractive valuation. A sustainable competitive advantage may be derived from a unique product or service offering, a capable and proven management team, and sound financials.

Through the use of both qualitative and quantitative evaluation, the portfolio managers seek securities that meet the specific criteria of one of three investment categories:

• Leaders (leading market share and above average profitability)

• Laggards (companies undergoing a restructuring)

• Innovators (dedication to introducing new products or services)

The Fund may invest in real estate investment trusts (“REITs”), foreign securities (directly and through depositary receipts), convertible bonds, securities outside the small-cap range and cash-equivalent securities.

To manage risk, the portfolio managers limit position sizes, diversify across market sectors and adhere to a strong sell discipline.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Below Investment Grade (High Yield) Securities Risk. Bonds and other fixed income securities are rated by national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. Issuers of securities that are rated below investment grade (i.e., Ba1/BB+ or lower) and their unrated equivalents are typically in poor financial health, and their ability to pay interest and principal is uncertain. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds and other fixed income securities. These securities are considered speculative and are commonly known as “junk bonds.”

Convertible Risk. Convertible preferred securities are subject to the risks of equity securities and fixed income securities. The lower the premium, the more likely the price of the convertible will follow the price of the underlying common stock. Higher premium convertibles are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower. In that case, the price of convertible preferred shares normally will fall as interest rates go up. Conversely, as rates fall, the price of convertible preferred shares will rise. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

REIT Risk. Securities of REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT’s return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 06/03 25.28% Worst quarter: 12/08 (25.91)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
ASTON/TAMRO Small Cap Fund | Class N Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	412
5 Years	rr_ExpenseExampleYear05	713
10 Years	rr_ExpenseExampleYear10	1,568
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(11.08%)
2003	rr_AnnualReturn2003	56.86%
2004	rr_AnnualReturn2004	11.95%
2005	rr_AnnualReturn2005	2.34%
2006	rr_AnnualReturn2006	27.84%
2007	rr_AnnualReturn2007	0.27%
2008	rr_AnnualReturn2008	(33.19%)
2009	rr_AnnualReturn2009	32.32%
2010	rr_AnnualReturn2010	31.26%
2011	rr_AnnualReturn2011	(4.24%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.91%)
ASTON/TAMRO Small Cap Fund | Class I Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	334
5 Years	rr_ExpenseExampleYear05	579
10 Years	rr_ExpenseExampleYear10	1,283
ASTON/TAMRO Small Cap Fund | Return Before Taxes | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.24%)
5 Years	rr_AverageAnnualReturnYear05	2.19%
10 Years	rr_AverageAnnualReturnYear10	8.57%
Since Inception	rr_AverageAnnualReturnSinceInception	9.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2000
ASTON/TAMRO Small Cap Fund | Return Before Taxes | Class I Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.94%)
5 Years	rr_AverageAnnualReturnYear05	2.45%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 4, 2005
ASTON/TAMRO Small Cap Fund | Return After Taxes on Distributions | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.66%)
5 Years	rr_AverageAnnualReturnYear05	1.67%
10 Years	rr_AverageAnnualReturnYear10	7.74%
Since Inception	rr_AverageAnnualReturnSinceInception	9.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2000
ASTON/TAMRO Small Cap Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.84%)
5 Years	rr_AverageAnnualReturnYear05	1.86%
10 Years	rr_AverageAnnualReturnYear10	7.33%
Since Inception	rr_AverageAnnualReturnSinceInception	8.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2000
ASTON/TAMRO Small Cap Fund | Russell 2000 Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares, since inception, computed from December 31, 2004, is 3.20%.)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
5 Years	rr_AverageAnnualReturnYear05	0.15%
10 Years	rr_AverageAnnualReturnYear10	5.62%
Since Inception	rr_AverageAnnualReturnSinceInception	6.08%
ASTON/River Road Select Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ASTON/River Road Select Value Fund

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48.22%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.22%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example:	rr_ExpenseExampleAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies with market capitalizations of less than $6 billion at the time of acquisition which the portfolio managers believe are undervalued. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. The Fund may also invest in common stock of companies with market capitalizations that exceed $6 billion, real estate investment trusts (“REITs”), convertible securities and foreign securities (directly and through depositary receipts).

Using systematic and dynamic internal research, the portfolio managers narrow the field of small- and mid-cap companies into a more refined working universe. The portfolio managers then employ a value-driven, bottom-up fundamental approach that seeks to identify certain characteristics including:

• priced at a discount to absolute value

• attractive business model

• shareholder-oriented management

• financial strength

• undiscovered, underfollowed or misunderstood companies

To manage risk, the portfolio managers employ a strategy of balanced diversification, and adhere to a structured sell discipline.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Risk. Convertible preferred securities are subject to the risks of equity securities and fixed income securities. The lower the premium, the more likely the price of the convertible will follow the price of the underlying common stock. Higher premium convertibles are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower. In that case, the price of convertible preferred shares normally will fall as interest rates go up.

Conversely, as rates fall, the price of convertible preferred shares will rise. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

REIT Risk. Securities of REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT’s return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 12/11 14.59% Worst quarter: 12/08 (22.40)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of broad-based securities market indices.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
ASTON/River Road Select Value Fund | Class N Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	146
3 Years	rr_ExpenseExampleYear03	452
5 Years	rr_ExpenseExampleYear05	782
10 Years	rr_ExpenseExampleYear10	1,713
Bar Chart Table:	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(27.31%)
2009	rr_AnnualReturn2009	19.65%
2010	rr_AnnualReturn2010	21.65%
2011	rr_AnnualReturn2011	(0.12%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.40%)
ASTON/River Road Select Value Fund | Class I Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	120
3 Years	rr_ExpenseExampleYear03	375
5 Years	rr_ExpenseExampleYear05	649
10 Years	rr_ExpenseExampleYear10	1,432
ASTON/River Road Select Value Fund | Return Before Taxes | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.30%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 29, 2007
ASTON/River Road Select Value Fund | Return Before Taxes | Class I Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.19%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.16%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 28, 2007
ASTON/River Road Select Value Fund | Return After Taxes on Distributions | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.01%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 29, 2007
ASTON/River Road Select Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.16%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.25%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 29, 2007
ASTON/River Road Select Value Fund | Russell 2500 Value Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.36%)	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.24%)	[9]
ASTON/River Road Select Value Fund | Russell 2000 Value Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.50%)	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.27%)	[10]
ASTON/River Road Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ASTON/River Road Small Cap Value Fund

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42.29%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.29%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example:	rr_ExpenseExampleAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies that the portfolio managers believe are undervalued. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. The Fund considers companies with market capitalizations below $3 billion at the time of acquisition to be small-cap. The Fund may also invest in mid-cap stocks, real estate investment trusts (“REITs”), convertible securities, exchange-traded funds (“ETFs”), closed-end funds and foreign securities (directly and through depositary receipts). The Fund considers companies with market capitalizations between $3 billion and $6 billion at the time of acquisition to be mid-cap companies. Using systematic and dynamic internal research, the portfolio managers narrow the field of small- and mid-cap companies into a more refined working universe. The portfolio managers employ a value-driven, bottom-up fundamental approach that seeks to identify certain characteristics including:

• priced at a discount to absolute value

• attractive business model

• shareholder-oriented management

• financial strength

• undiscovered, underfollowed or misunderstood companies

To manage risk, the portfolio managers employ a strategy of balanced diversification, and adhere to a structured sell discipline.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Risk. Convertible preferred securities are subject to the risks of equity securities and fixed income securities. The lower the premium, the more likely the price of the convertible will follow the price of the underlying common stock. Higher premium convertibles are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower. In that case, the price of convertible preferred shares normally will fall as interest rates go up.

Conversely, as rates fall, the price of convertible preferred shares will rise. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

Exchange-Traded and Closed-End Fund Risk. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the underlying funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the underlying fund may trade at a premium or discount to their net asset value per share. There may also not be an active trading market available for shares of some ETFs or closed-end funds. Additionally, trading of ETF and closed-end fund shares may be halted or delisted by the listing exchange. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

REIT Risk. Securities of REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT’s return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 06/09 16.81% Worst quarter: 12/08 (22.89)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
ASTON/River Road Small Cap Value Fund | Class N Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	155
3 Years	rr_ExpenseExampleYear03	480
5 Years	rr_ExpenseExampleYear05	829
10 Years	rr_ExpenseExampleYear10	1,813
Bar Chart Table:	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	30.83%
2007	rr_AnnualReturn2007	(5.95%)
2008	rr_AnnualReturn2008	(30.23%)
2009	rr_AnnualReturn2009	21.10%
2010	rr_AnnualReturn2010	19.08%
2011	rr_AnnualReturn2011	(2.28%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.89%)
ASTON/River Road Small Cap Value Fund | Class I Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	129
3 Years	rr_ExpenseExampleYear03	403
5 Years	rr_ExpenseExampleYear05	697
10 Years	rr_ExpenseExampleYear10	1,534
ASTON/River Road Small Cap Value Fund | Return Before Taxes | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.28%)
5 Years	rr_AverageAnnualReturnYear05	(1.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 28, 2005
ASTON/River Road Small Cap Value Fund | Return Before Taxes | Class I Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.04%)
5 Years	rr_AverageAnnualReturnYear05	(1.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.97%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 13, 2006
ASTON/River Road Small Cap Value Fund | Return After Taxes on Distributions | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.28%)
5 Years	rr_AverageAnnualReturnYear05	(1.78%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 28, 2005
ASTON/River Road Small Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.48%)
5 Years	rr_AverageAnnualReturnYear05	(1.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 28, 2005
ASTON/River Road Small Cap Value Fund | Russell 2000 Value Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.50%)	[11]
5 Years	rr_AverageAnnualReturnYear05	(1.87%)	[11]
Since Inception	rr_AverageAnnualReturnSinceInception	2.39%	[11]
ASTON/River Road Independent Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ASTON/River Road Independent Value Fund

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from the Fund’s commencement of operations on December 31, 2010 through the Fund’s fiscal year end on October 31, 2011, the Fund’s portfolio turnover rate was 105.69%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	105.69%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example:	rr_ExpenseExampleAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in common stocks and other equity securities that the portfolio manager believes are undervalued. Under normal circumstances, the Fund typically invests in smaller cap companies with market capitalizations between $100 million and $5 billion at the time of acquisition. The Fund’s equity investments consist primarily of common stock but may also include other types of equity such as preferred stock, convertible securities, foreign securities and real estate investment trusts (“REITs”). Cash is a residual of the investment process. When the portfolio manager is unable to find investment opportunities that meet the Fund’s criteria, the Fund may have significant (more than 25%) cash balances, at times, for a sustained period. The portfolio manager employs a value driven, bottom-up fundamental approach that seeks to identify companies with certain characteristics including:

• Priced at a discount to absolute value

• Considered high quality by the portfolio manager

• Strong balance sheet

• Consistent free cash flow

• Valuation confidence

The portfolio manager generally emphasizes a high quality portfolio and seeks absolute return while minimizing downside portfolio risk. As a result, the Fund’s returns may vary significantly from its benchmark index. To manage risk, the portfolio manager adheres to a structured sell discipline.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Risk. Convertible preferred securities are subject to the risks of equity securities and fixed income securities. The lower the premium, the more likely the price of the convertible will follow the price of the underlying common stock. Higher premium convertibles are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower. In that case, the price of convertible preferred shares normally will fall as interest rates rise. Conversely, as rates fall, the price of convertible preferred shares will rise.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart shows the performance of the Class N shares of the Fund for the period shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Class N shares of the Fund for the period shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 03/11 7.22% Worst quarter: 09/11 (7.45)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
ASTON/River Road Independent Value Fund | Class N Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[12]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.47%	[12],[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	150
3 Years	rr_ExpenseExampleYear03	501
5 Years	rr_ExpenseExampleYear05	876
10 Years	rr_ExpenseExampleYear10	1,929
Bar Chart Table:	rr_BarChartTableAbstract
2011	rr_AnnualReturn2011	7.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.45%)
ASTON/River Road Independent Value Fund | Class I Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[12]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.22%	[12],[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	124
3 Years	rr_ExpenseExampleYear03	423
5 Years	rr_ExpenseExampleYear05	744
10 Years	rr_ExpenseExampleYear10	1,654
ASTON/River Road Independent Value Fund | Return Before Taxes | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.80%	[13]
Since Inception	rr_AverageAnnualReturnSinceInception	7.46%	[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010	[13]
ASTON/River Road Independent Value Fund | Return After Taxes on Distributions | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.47%	[13]
Since Inception	rr_AverageAnnualReturnSinceInception	7.13%	[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010	[13]
ASTON/River Road Independent Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.15%	[13]
Since Inception	rr_AverageAnnualReturnSinceInception	6.18%	[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010	[13]
ASTON/River Road Independent Value Fund | Russell 2000 Value Index
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.50%)	[13],[14]
Since Inception	rr_AverageAnnualReturnSinceInception	(5.50%)	[13],[14]
ASTON Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ASTON Small Cap Growth Fund

		(formerly, ASTON/Crosswind Small Cap Growth Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from the Fund’s commencement of operations on November 3, 2010 through the Fund’s fiscal year end on October 31, 2011, the Fund’s portfolio turnover rate was 205.85%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	205.85%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example:	rr_ExpenseExampleAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies. The Fund defines a small-cap company as one with a market capitalization below $3 billion at the time of acquisition. The portfolio manager seeks to achieve above average risk-adjusted returns by identifying unrecognized growth potential. The portfolio manager utilizes a fundamental bottom-up security selection process to identify characteristics such as: revenue growth, margin expansion, surprise potential, and strong balance sheets. The focus of the fundamental research process is to confirm that the growth is durable and sustainable, as well as to conduct due diligence on the key drivers of each security. The final step in the process applies a valuation framework to each security that meets the criteria of the fundamental research process.

The Fund may also invest in mid-cap stocks, including companies with a market capitalization up to $10 billion at the time of acquisition.

To manage risk, the portfolio manager limits position sizes, employs a strategy of diversification, and adheres to a structured sell discipline based on fundamental drivers and company valuations.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Portfolio Turnover Risk. Frequent trading of the Fund’s portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. High portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at the ordinary income rates for federal income tax purposes, rather than at the lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart shows the performance of the Class N shares of the Fund for the period shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Class N shares of the Fund for the period shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 12/11 10.58% Worst quarter: 09/11 (27.36)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

As of February 17, 2012, the Fund changed its name from ASTON/Crosswind Small Cap Growth Fund to ASTON Small Cap Growth Fund and Lee Munder Capital Group, LLC (“LMCG”) became the subadviser. Performance prior to that date reflects the performance of a previous subadviser. However, Mr. Morey has served as portfolio manager to the Fund since its inception.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON Small Cap Growth Fund | Class N Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	7.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.28%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.92%)	[7]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.36%	[2],[7]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	138
3 Years	rr_ExpenseExampleYear03	1,799
5 Years	rr_ExpenseExampleYear05	3,352
10 Years	rr_ExpenseExampleYear10	6,811
Bar Chart Table:	rr_BarChartTableAbstract
2011	rr_AnnualReturn2011	(11.96%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.36%)
ASTON Small Cap Growth Fund | Class I Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	7.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.03%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.92%)	[7]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.11%	[2],[7]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	1,731
5 Years	rr_ExpenseExampleYear05	3,253
10 Years	rr_ExpenseExampleYear10	6,672
ASTON Small Cap Growth Fund | Return Before Taxes | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.96%)	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.42%)	[15]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2010	[15]
ASTON Small Cap Growth Fund | Return After Taxes on Distributions | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.96%)	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.42%)	[15]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2010	[15]
ASTON Small Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.77%)	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.05%)	[15]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2010	[15]
ASTON Small Cap Growth Fund | Russell 2000 Growth Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from October 31, 2010.
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.91%)	[15]
Since Inception	rr_AverageAnnualReturnSinceInception	7.68%	[15]
ASTON/Veredus Select Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ASTON/Veredus Select Growth Fund

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 312.62%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	312.62%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example:	rr_ExpenseExampleAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in growth stocks of mid-cap and large-cap companies whose earnings are growing, or expected to grow, at an accelerating rate. The Fund defines a mid-cap company as one having a market capitalization of between approximately $2.5 and $9 billion at the time of acquisition. The Fund defines a large-cap company as one having a market capitalization of approximately $9 billion or more at the time of acquisition. The portfolio managers look for inefficiencies in the market caused by inaccurate expectations (e.g., positive earnings surprises, estimate revisions). The focus is on companies that have:

• expanding unit volume growth

• expanding profit margin potential

• high or improving cash flow return on investment

• large markets with high barriers to entry

The Fund may invest in exchange-traded funds (“ETFs”), publicly traded partnerships and foreign securities (directly and through depositary receipts).

To manage risk, the portfolio managers adhere to a strong sell discipline. The Fund’s investment strategies may result in high portfolio turnover.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

ETF Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. Shares of an ETF may trade at a premium or discount to their net asset value per share. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Mid-Cap Company Risk. Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Portfolio Turnover Risk. Frequent trading of the Fund’s portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. High portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at the ordinary income rates for federal income tax purposes, rather than at the lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

Publicly Traded Partnership Risk. Investing in publicly traded partnerships (including master limited partnerships) involves risks not typically associated with publicly traded companies. Publicly traded partnerships are exposed to the risks of their underlying assets, which in many cases includes the same types of risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk. Publicly traded partnerships are also subject to capital markets risk, which is the risk that they are unable to raise capital to execute their growth strategies. Publicly traded partnerships are also subject to tax risk, which is the risk that they lose their partnership status for tax purposes.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 12/10 18.11% Worst quarter: 12/08 (25.56)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
ASTON/Veredus Select Growth Fund | Class N Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[16]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	133
3 Years	rr_ExpenseExampleYear03	415
5 Years	rr_ExpenseExampleYear05	718
10 Years	rr_ExpenseExampleYear10	1,579
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(29.40%)
2003	rr_AnnualReturn2003	38.53%
2004	rr_AnnualReturn2004	17.38%
2005	rr_AnnualReturn2005	9.27%
2006	rr_AnnualReturn2006	5.19%
2007	rr_AnnualReturn2007	24.33%
2008	rr_AnnualReturn2008	(45.09%)
2009	rr_AnnualReturn2009	35.65%
2010	rr_AnnualReturn2010	23.00%
2011	rr_AnnualReturn2011	(20.74%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.56%)
ASTON/Veredus Select Growth Fund | Class I Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[16]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	585
10 Years	rr_ExpenseExampleYear10	1,294
ASTON/Veredus Select Growth Fund | Return Before Taxes | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(20.74%)
5 Years	rr_AverageAnnualReturnYear05	(2.02%)
10 Years	rr_AverageAnnualReturnYear10	1.77%
Since Inception	rr_AverageAnnualReturnSinceInception	1.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001
ASTON/Veredus Select Growth Fund | Return Before Taxes | Class I Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(20.53%)
5 Years	rr_AverageAnnualReturnYear05	(1.77%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	0.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 11, 2006
ASTON/Veredus Select Growth Fund | Return After Taxes on Distributions | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(20.74%)
5 Years	rr_AverageAnnualReturnYear05	(2.94%)
10 Years	rr_AverageAnnualReturnYear10	1.29%
Since Inception	rr_AverageAnnualReturnSinceInception	1.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001
ASTON/Veredus Select Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.48%)
5 Years	rr_AverageAnnualReturnYear05	(2.06%)
10 Years	rr_AverageAnnualReturnYear10	1.33%
Since Inception	rr_AverageAnnualReturnSinceInception	1.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2001
ASTON/Veredus Select Growth Fund | Russell 1000 Growth Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from October 31, 1994. Index return for Class I shares, since inception, computed from June 30, 1996, is 4.94%. Index return for Class R shares, since inception, computed from December 31, 2002, is 6.69%.)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	2.60%
Since Inception	rr_AverageAnnualReturnSinceInception	2.60%
ASTON/Veredus Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ASTON/Veredus Small Cap Growth Fund

		(formerly, ASTON/Veredus Aggressive Growth Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 197.43%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	197.43%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example:	rr_ExpenseExampleAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks and other equity securities of small-cap companies. The Fund seeks to invest in growth stocks of small-cap companies whose earnings are growing, or are expected to grow, at an accelerating rate. The Fund defines a small-cap company as one having a market capitalization of less than $2.5 billion at the time of acquisition. The portfolio managers look for inefficiencies in the market caused by inaccurate expectations (e.g., positive earnings surprises, estimate revisions). The focus is on companies that have:

• expanding unit volume growth

• expanding profit margin potential

• high or improving cash flow return on investment

• large markets with high barriers to entry

The Fund may also invest in equity securities outside the small cap range. Sector exposure is a residual of the investment process and the Fund may, from time to time, have exposure to a single sector or group of related sectors that react similarly to market, economic or other events.

The Fund may invest in exchange-traded funds (“ETFs”), publicly traded partnerships and foreign securities (directly and through depositary receipts).

To manage risk, the portfolio managers adhere to a strong sell discipline. The Fund’s investment strategies may result in high portfolio turnover.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

ETF Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. Shares of an ETF may trade at a premium or discount to their net asset value per share. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Portfolio Turnover Risk. Frequent trading of the Fund’s portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. High portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at the ordinary income rates for federal income tax purposes, rather than at the lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

Publicly Traded Partnership Risk. Investing in publicly traded partnerships (including master limited partnerships) involves risks not typically associated with publicly traded companies. Publicly traded partnerships are exposed to the risks of their underlying assets, which in many cases includes the same types of risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk. Publicly traded partnerships are also subject to capital markets risk, which is the risk that they are unable to raise capital to execute their growth strategies. Publicly traded partnerships are also subject to tax risk, which is the risk that they lose their partnership status for tax purposes.

Sector Concentration Risk. The Fund may entail greater risks than investing in funds diversified across sectors. Because the Fund may at times have a significant portion of its assets in one or more related sectors, the Fund may be subject to a greater level of market risk and its performance may be more volatile than a fund that does not concentrate its investments in a specific sector.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 09/09 30.94% Worst quarter: 09/11 (28.07)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
ASTON/Veredus Small Cap Growth Fund | Class N Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.50%	[2],[4]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	508
5 Years	rr_ExpenseExampleYear05	887
10 Years	rr_ExpenseExampleYear10	1,952
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(43.91%)
2003	rr_AnnualReturn2003	44.48%
2004	rr_AnnualReturn2004	20.69%
2005	rr_AnnualReturn2005	2.29%
2006	rr_AnnualReturn2006	(2.44%)
2007	rr_AnnualReturn2007	12.20%
2008	rr_AnnualReturn2008	(45.37%)
2009	rr_AnnualReturn2009	41.31%
2010	rr_AnnualReturn2010	27.38%
2011	rr_AnnualReturn2011	(14.23%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.07%)
ASTON/Veredus Small Cap Growth Fund | Class I Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%	[2],[4]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	431
5 Years	rr_ExpenseExampleYear05	756
10 Years	rr_ExpenseExampleYear10	1,677
ASTON/Veredus Small Cap Growth Fund | Return Before Taxes | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.23%)
5 Years	rr_AverageAnnualReturnYear05	(1.10%)
10 Years	rr_AverageAnnualReturnYear10	(0.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 1998
ASTON/Veredus Small Cap Growth Fund | Return Before Taxes | Class I Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.05%)
5 Years	rr_AverageAnnualReturnYear05	(0.85%)
10 Years	rr_AverageAnnualReturnYear10	(0.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2001
ASTON/Veredus Small Cap Growth Fund | Return After Taxes on Distributions | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.23%)
5 Years	rr_AverageAnnualReturnYear05	(2.45%)
10 Years	rr_AverageAnnualReturnYear10	(1.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 1998
ASTON/Veredus Small Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.25%)
5 Years	rr_AverageAnnualReturnYear05	(1.27%)
10 Years	rr_AverageAnnualReturnYear10	(0.83%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 1998
ASTON/Veredus Small Cap Growth Fund | Russell 2000 Growth Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from October 31, 2010.
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.91%)
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	4.48%
Since Inception	rr_AverageAnnualReturnSinceInception	3.04%
ASTON/DoubleLine Core Plus Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ASTON/DoubleLine Core Plus Fixed Income Fund

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from the Fund’s commencement of operations on July 18, 2011 through the Fund’s fiscal year end on October 31, 2011, the Fund’s portfolio turnover rate was 38.49%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.49%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example:	rr_ExpenseExampleAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income securities. Fixed income securities include, but are not limited to, securities issued or guaranteed by the U. S. government or its agencies, instrumentalities or sponsored corporations; agency mortgage-backed securities; non-agency mortgage-backed securities; commercial mortgage-backed securities; asset-backed securities; foreign and domestic corporate bonds; fixed income securities issued by corporations and governments in foreign countries including emerging markets; securities issued by municipalities; and other securities bearing fixed interest rates of any maturity.

The Fund may invest without limit in below investment grade securities (commonly known as “junk bonds”). The subadviser allocates below investment grade securities broadly by industry and issuer in an attempt to reduce the impact of negative events on an industry or issuer. Below investment grade securities are instruments that are rated BB+ or lower by S&P, rated Ba1 or lower by Moody’s, or the equivalent by any other nationally recognized statistical rating organization ("NRSRO"), or if unrated, of comparable quality in the opinion of the subadviser.

The Fund may also invest in inverse floaters, interest-only and principal-only securities, and bank loans and assignments.

The subadviser actively manages the portfolio’s asset class exposure using a top-down approach based on analysis of sector fundamentals. Primary sectors include government/municipals, high yield, global developed credit, international sovereign debt, emerging markets, and mortgage- and asset-backed. The subadviser will rotate portfolio assets among sectors in various markets to attempt to maximize return. Individual securities within asset classes are selected using a bottom up approach.

The subadviser uses a controlled risk approach which includes consideration of:

• security selection within a given asset class;

• relative performance of the various market sectors and asset classes;

• the shape of the yield curve; and

• fluctuations in the overall level of interest rates.

The subadviser also monitors the duration of the securities held by the Fund to seek to mitigate exposure to interest rate risk. Under normal circumstances, the subadviser seeks to maintain an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years. The duration of the Fund’s portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund’s portfolio will meet its target.

Portfolio securities may be sold at any time. Sales may occur when the subadviser perceives deterioration in the credit fundamentals of the issuer, believes there are negative macro political considerations that may affect the issuer, determines to take advantage of a better investment opportunity, or the individual security has reached the subadviser’s sell target.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Investigation Risk. Investigation risk is the risk that existing governmental inquiries or related matters may be more expensive or time consuming than anticipated and may impair the subadviser’s ability to attract or retain talented personnel or otherwise to manage the Fund’s investment portfolio effectively. In the event of an adverse outcome or if the expenses of the investigation and related matters are greater than anticipated, the subadviser’s ability to manage the Fund may be materially impaired, and shareholders and the viability of the Fund could be adversely affected.

Asset-Backed and Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. This is more likely to occur when interest rates decline because many borrowers refinance mortgages to take advantage of more favorable rates. Prepayments on mortgage backed securities are also affected by other factors, such as the volume of home sales. The Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. However, both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations.

Credit risk is greater for mortgage-backed securities that are subordinate to another security (i.e., if the holder of a mortgage-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. government. Recent market events have caused the markets for asset-backed and mortgage-backed securities to experience significantly lower valuations and reduced liquidity.

Below Investment Grade (High Yield) Securities Risk. Bonds and other fixed income securities are rated by national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. Issuers of securities that are rated below investment grade (i.e., Ba1/BB+ or lower) and their unrated equivalents are typically in poor financial health, and their ability to pay interest and principal is uncertain. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds and other fixed income securities. These securities are considered speculative and are commonly known as “junk bonds.”

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increased likelihood of a call may reduce the security’s price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield. When the Fund uses derivative instruments to seek credit exposure to underlying issuers, it is subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument.

Emerging Market Risk. In addition to the general foreign securities risks, investing in emerging market countries is subject to a number of risks, including:

• economic structures that are less diverse and mature than those of developed countries;

• less stable political systems and less developed legal systems;

• national policies that may restrict foreign investment;

• wide fluctuations in the value of investments;

• smaller securities markets making investments less liquid; and

• special custody arrangements.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Interest Rate Risk. If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond’s price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk. The value of securities with variable interest rates are generally less sensitive to interest rate changes then fixed rate securities. However, variable rate securities may decrease in value if prevailing rates decrease or if variable rates do not rise as much as rates in general.

Inverse Floating Rate Securities Risk. Inverse floating rate securities (“inverse floaters”) are debt instruments that involve special risks as compared to investments in other fixed income securities. Inverse floaters are derivatives that involve leverage and could magnify the Fund’s gains or losses. In addition, an inverse floater will experience greater price volatility than a fixed-rate obligation of similar credit quality, particularly if it is leveraged. The interest payment received on inverse floaters generally will decrease when short-term interest rates increase. The markets for inverse floaters may be less developed and have less liquidity than the markets of more traditional fixed income securities. Inverse floaters have greater interest rate risk and a higher degree of volatility than more traditional fixed income securities. In addition, some inverse floaters display extreme sensitivity to changes in prepayments.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Municipal Securities Risks. Municipal securities are subject to risks based on many factors, including deregulation, changes or proposed changes in the federal and state tax structure, economic and regulatory developments, court rulings and other factors. The value of municipal securities may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues.

U.S. Government Agency Securities Risk. Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government may provide financial support to U.S. government-sponsored agencies or instrumentalities, such as various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation in 2008, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund does not have a full calendar year of operations. Performance information will be included in the Fund’s shareholder reports.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year of operations. Performance information will be included in the Fund’s shareholder reports.
ASTON/DoubleLine Core Plus Fixed Income Fund | Class N Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.18%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.22%)	[17]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.96%	[17],[18]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	772
ASTON/DoubleLine Core Plus Fixed Income Fund | Class I Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.93%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.22%)	[17]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.71%	[17],[18]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	73
3 Years	rr_ExpenseExampleYear03	696
ASTON/TCH Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ASTON/TCH Fixed Income Fund

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income consistent with prudent risk of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37.51%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.51%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example:	rr_ExpenseExampleAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund invests at least 80% of its assets in bonds, primarily intermediate-term investment-grade fixed income securities. The Fund may invest in securities of the U.S. government and its agencies, corporate notes and bonds, mortgage- and asset-backed securities and short-term money market instruments. The portfolio managers select securities based on various methods of quantitative and fundamental analysis and research.

The portfolio managers seek to maintain an average weighted portfolio maturity of three to ten years. The portfolio managers emphasize investment-grade fixed income securities, but may invest in high yield securities. The Fund may use futures, swaps and other derivatives for hedging purposes, to manage portfolio duration or to seek total return. Derivatives are expected to consist primarily of futures contracts, interest rate swaps and credit default swaps. Derivatives may be used to hedge interest rate risk and credit risk. Derivatives also may be used to seek exposure to asset classes in which the Fund is authorized to invest. For example, derivatives may provide exposure to specific credits that are not available in the cash markets, or may provide more efficient access to such credits. Derivatives will not be used to seek exposure to asset classes that the Fund may not invest in directly. The net notional (or market exposure) of derivatives instruments will not exceed the net assets of the Fund.

The Fund may invest in foreign securities.

The portfolio managers manage risk through ongoing monitoring of sector, quality and issuer exposures, and ongoing analysis of duration, convexity, and maturity.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Asset-Backed and Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. This is more likely to occur when interest rates decline because many borrowers refinance mortgages to take advantage of more favorable rates. Prepayments on mortgage backed securities are also affected by other factors, such as the volume of home sales. The Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. However, both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations.

Credit risk is greater for mortgage-backed securities that are subordinate to another security (i.e., if the holder of a mortgage-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. government.

Below Investment Grade (High Yield) Securities Risk. Bonds and other fixed income securities are rated by national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. Issuers of securities that are rated below investment grade (i.e., Ba1/BB+ or lower) and their unrated equivalents are typically in poor financial health, and their ability to pay interest and principal is uncertain. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds and other fixed income securities. These securities are considered speculative and are commonly known as “junk bonds.”

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increased likelihood of a call may reduce the security’s price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield. When the Fund uses derivative instruments to seek credit exposure to underlying issuers, it is subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to credit risk of the counterparty of the instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Interest Rate Risk. If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond’s price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

U.S. Government Agency Securities Risk. Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government may provide financial support to U.S. government-sponsored agencies or instrumentalities, such as various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation in 2008, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 06/09 7.86% Worst quarter: 09/08 (4.95)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Taplin, Canida & Habacht, LLC (“TCH”) became the subadviser as of December 1, 2006. Performance prior to that date reflects the performance of a previous subadviser.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/TCH Fixed Income Fund | Class N Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[5]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.95%	[18],[5]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	346
5 Years	rr_ExpenseExampleYear05	614
10 Years	rr_ExpenseExampleYear10	1,380
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	6.66%
2003	rr_AnnualReturn2003	3.89%
2004	rr_AnnualReturn2004	4.58%
2005	rr_AnnualReturn2005	1.36%
2006	rr_AnnualReturn2006	6.38%
2007	rr_AnnualReturn2007	4.16%
2008	rr_AnnualReturn2008	(1.73%)
2009	rr_AnnualReturn2009	16.53%
2010	rr_AnnualReturn2010	8.22%
2011	rr_AnnualReturn2011	6.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.95%)
ASTON/TCH Fixed Income Fund | Class I Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[5]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.70%	[18],[5]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	267
5 Years	rr_ExpenseExampleYear05	479
10 Years	rr_ExpenseExampleYear10	1,089
ASTON/TCH Fixed Income Fund | Return Before Taxes | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.97%
5 Years	rr_AverageAnnualReturnYear05	6.67%
10 Years	rr_AverageAnnualReturnYear10	5.61%
Since Inception	rr_AverageAnnualReturnSinceInception	5.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 13, 1993
ASTON/TCH Fixed Income Fund | Return Before Taxes | Class I Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.24%
5 Years	rr_AverageAnnualReturnYear05	6.88%
10 Years	rr_AverageAnnualReturnYear10	5.85%
Since Inception	rr_AverageAnnualReturnSinceInception	6.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2000
ASTON/TCH Fixed Income Fund | Return After Taxes on Distributions | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.33%
5 Years	rr_AverageAnnualReturnYear05	4.80%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception	3.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 13, 1993
ASTON/TCH Fixed Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.51%
5 Years	rr_AverageAnnualReturnYear05	4.59%
10 Years	rr_AverageAnnualReturnYear10	3.69%
Since Inception	rr_AverageAnnualReturnSinceInception	3.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 13, 1993
ASTON/TCH Fixed Income Fund | Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from November 30, 1993. Index return for Class I shares, since inception, is 6.37%.)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.28%
ASTON/Lake Partners LASSO Alternatives Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ASTON/Lake Partners LASSO Alternatives Fund

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term total return with reduced correlation to the conventional stock and bond markets.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fee and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio) except that it generally does not incur transaction costs when it buys mutual fund shares. Underlying funds will also incur these costs. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79.77%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.77%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example:	rr_ExpenseExampleAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is structured as a fund of funds. Under normal circumstances, the Fund pursues its objective by investing primarily in a managed portfolio of other open-end investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that use alternative or hedging strategies (“Alternative Mutual Funds”). The Fund may also invest in closed-end funds, exchange-traded funds and exchange-traded notes, which provide exposure to hedging or alternative investment strategies. Under normal circumstances, the Fund will invest at least 80% of its net assets in Alternative Mutual Funds and other investments with exposure to hedging or alternative investment strategies. The Fund’s strategy is implemented by the subadviser using its proprietary LASSO®, Long and Short Strategic Opportunities®, strategy. The LASSO strategy is intended to produce long-term total returns with less volatility than the overall stock market and reduced correlation to conventional asset classes, across a variety of market climates.

Hedging strategies used by underlying funds include the use of short selling, options, futures, derivatives or similar instruments in an attempt to mitigate risk. Alternative investment strategies include long/short, market neutral and arbitrage strategies; commodities or commodity-linked investments; leverage; derivatives; illiquid, private placement or distressed securities; and other investments and investment techniques that are expected to have reduced correlation with major market indices. The Fund generally seeks to maintain net equity exposure ranging from twenty percent to fifty percent of net assets.

The subadviser employs a “top down” and “bottom up” approach to underlying fund selection. Top down measures include an assessment of economic trends and market opportunities and an evaluation of strategy dynamics and risks. The bottom up portion of the investment process involves both qualitative and quantitative measures. In selecting underlying funds the subadviser looks at certain criteria, including consistency of performance, on both an absolute and relative basis, changes in volatility and correlations over time, investment style of the underlying fund including the investment process and portfolio characteristics, character of the underlying fund manager and transparency with investors and sound organizational structure. To manage risk, the subadviser monitors volatility and net equity exposure, maintains a diversified portfolio, utilizes a dynamic and flexible allocation process across changing investment environments and applies judgment to a strong sell discipline. The Fund’s investment strategies may result in high portfolio turnover.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund. The risks discussed below for the underlying funds expose the Fund to the same risks.

Aggressive Investment Technique Risk. Investing in underlying funds that use investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments, exposes an underlying fund to potentially dramatic changes (losses) in the value of certain of its portfolio holdings. Such techniques may include short sales or other techniques that are intended to provide inverse exposure to a particular market or other asset class.

Commodity Risk. Investing in underlying funds that invest long or short in the commodities market and investing in commodities-linked instruments, such as exchange-traded notes, may subject an underlying fund to greater volatility than investments in traditional securities. Commodities include energy, metals, agricultural products, livestock and minerals. Underlying funds may buy certain commodities (such as gold) or may invest in commodity linked derivative instruments. The value of commodities and commodity contracts are affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. The Fund’s ability to invest in underlying funds that invest in the commodities market and its ability to invest in commodities linked instruments may be significantly limited by the federal income tax rules applicable to regulated investment companies.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield. When underlying funds use derivative instruments to seek credit exposure to underlying issuers, the underlying funds are subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument. When underlying funds invest in asset-backed securities, mortgage-backed securities and collateralized mortgage obligations, the underlying funds are subject to the credit risks of the underlying assets that collateralize the instrument. Recent instability in the credit markets has resulted in increased delinquencies and credit losses on certain asset-backed and mortgage-backed securities.

Currency Risk. The value of the securities held by an underlying fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that an underlying fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the underlying fund to the effects of leverage, which could increase the underlying fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the underlying fund. The use of derivatives by an underlying fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to credit risk of the counterparty of the instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the underlying fund. The use of derivatives can magnify gains or losses.

Exchange-Traded and Closed-End Fund Risk. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the underlying funds invest. Investments in exchange-traded funds (“ETFs”) and closed-end funds are subject to the additional risk that shares of the underlying fund may trade at a premium or discount to their net asset value per share. There may also not be an active trading market available for shares of some ETFs or closed-end funds. Additionally, trading of ETF and closed-end fund shares may be halted or delisted by the listing exchange. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Exchange-Traded Note Risk. The returns of exchange-traded notes (“ETNs”) are based on the performance of a specified market index minus applicable fees. The risks of ETNs include the risk of the reference index. The value of an ETN is also subject to the credit risk of the issuer. Thus, the value of an ETN may drop due to a decline in an issuer’s credit quality or a downgrade in the issuer’s credit rating, even if there is no change or an increase in the reference index. ETNs are subject to the additional risk that notes may trade at a premium or discount to their reference index. There may also not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or delisted by the listing exchange. When the Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETNs’ fees and expenses as well as their share of the Fund’s fees and expenses.

Fixed Income Risk. Investing in underlying funds that invest long or short in fixed income securities subjects the Fund to additional risks, which include credit risk, interest risk, maturity risk, investment grade securities risk, municipal securities risk and prepayment risk. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk. Investing in underlying funds that invest long or short in foreign issuers involves risks not associated with U.S. investments, including settlement risks, currency fluctuation, foreign tax risks, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions as well as settlement and custody risks.

Fund-of-Funds Structure Risk. Your cost of investing in the Fund will be higher than the cost of investing directly in the underlying funds. In addition, costs may be higher than mutual funds that invest directly in stocks and bonds. Furthermore, the Fund may be prevented from fully allocating assets to an underlying fund due to regulatory limitations which may impact a fund-of-funds.

Leveraged ETF Risk. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivatives strategies. Like other forms of leverage, leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. Because leveraged ETFs typically seek to obtain their objective on a daily basis, holding leveraged ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, an underlying fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the underlying fund’s value or prevent the fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular underlying fund’s share price. An underlying fund may decline in value even when the values of stocks or bonds in general are rising. Overall financial market risks affect the value of the underlying funds and thus the share price of the Fund. Factors such as domestic, economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-Diversified Risk. An underlying fund that is non-diversified may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.

Portfolio Turnover Risk. Frequent trading of securities by the Fund or underlying funds may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. Higher portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net-short-term capital gains of the Fund (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at the ordinary income rates for federal income tax purposes, rather than at the lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

Short Sales Risk. The underlying funds may sell securities short. Short sales involve the risk that an underlying fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. Any loss will be increased by the amount of compensation, dividends or interest the fund must pay to the lender of the security. Because a loss incurred by an underlying fund on a short sale results from increases in the value of the security, losses on a short sale are theoretically unlimited. In addition, the Fund may not be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time when other short sellers of the same security want to close out their positions, it is more likely that the Fund would have to close out its short position at an unfavorable price. If underlying funds take both long and short positions, there is a risk that the value of securities held long might decrease and the value of securities sold short might increase in response to activities of an individual company or general market conditions. In this case, an underlying fund’s potential losses could exceed those of mutual funds that hold only long positions.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Risk. An underlying fund that is non-diversified may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart shows the performance of the Class I shares of the Fund for the period shown. Class I shares and Class N shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class N shares would be lower than the returns of the Class I shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Class I shares of the Fund for the period shown. Class I shares and Class N shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares Calendar Year Total Return
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 09/10 5.38% Worst quarter: 09/11 (7.25)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
ASTON/Lake Partners LASSO Alternatives Fund | Class I Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.82%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[19]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.74%	[19],[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	277
3 Years	rr_ExpenseExampleYear03	866
5 Years	rr_ExpenseExampleYear05	1,482
10 Years	rr_ExpenseExampleYear10	3,142
Bar Chart Table:	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	8.79%
2011	rr_AnnualReturn2011	(1.60%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.25%)
ASTON/Lake Partners LASSO Alternatives Fund | Class N Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.07%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[19]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.99%	[19],[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	302
3 Years	rr_ExpenseExampleYear03	940
5 Years	rr_ExpenseExampleYear05	1,604
10 Years	rr_ExpenseExampleYear10	3,378
ASTON/Lake Partners LASSO Alternatives Fund | Return Before Taxes | Class I Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
ASTON/Lake Partners LASSO Alternatives Fund | Return Before Taxes | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.90%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2010
ASTON/Lake Partners LASSO Alternatives Fund | Return After Taxes on Distributions | Class I Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
ASTON/Lake Partners LASSO Alternatives Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
ASTON/Lake Partners LASSO Alternatives Fund | HFRX Equity Hedge Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares computed from February 28, 2010 is (6.23)%).
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.63%)
ASTON Dynamic Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ASTON Dynamic Allocation Fund

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 387.35%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	387.35%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example:	rr_ExpenseExampleAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its objective by investing primarily in exchange-traded funds (“ETFs”) that represent a variety of asset classes and investment styles. Under normal circumstances, the Fund invests at least 80% of its assets in shares of ETFs. An ETF is an investment company that seeks to track the performance of an index (before fees and expenses) by holding in its portfolio either the securities that comprise the index or a representative sample of the securities in the index. ETFs offer investment in a wide variety of asset classes, including: a wide range of market capitalizations, equity, international, commodities, real estate, fixed income, derivatives and currency. The Fund may also invest in leveraged or inverse ETFs. As new ETF products become available, the asset classes available to the Fund will expand. In addition, the Fund may invest in exchange-traded notes (“ETNs”) and may also utilize exchange-listed put and call options to hedge and/or to increase equity exposure.

The portfolio manager uses quantitative and qualitative fundamental analysis to select securities from the available universe of ETFs traded on U.S. markets. The portfolio is constructed by applying a proprietary mathematical investment process to select a portfolio of ETFs in a more efficient combination than the Fund’s composite market benchmark. The goal of the proprietary mathematical process is to create an optimal portfolio that is designed to produce returns in excess of its market benchmark with an equal or lesser amount of risk. The Fund’s investment strategies may result in high portfolio turnover.

Because the Fund places primary emphasis on capital appreciation, the Fund expects to allocate a significant portion of its assets to underlying funds that emphasize stocks and to allocate a lesser proportion of its assets to underlying funds that emphasize bonds. Sector exposure is a residual of the investment process and the Fund may, from time to time, have exposure to a single sector or a group of related sectors that react similarly to market, economic or other events. The Fund may invest without limit in cash, cash equivalents and money market instruments when favorable investment opportunities are not available.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Aggressive ETF Investment Technique Risk. Investing in ETFs that use investment techniques and financial instruments that may be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements, and similar instruments, exposes the Fund to potentially dramatic changes (losses) in the value of its portfolio holdings. Such techniques may include short sales or other techniques that are intended to provide inverse exposure to a particular market or other asset class.

Commodity ETF Risk. Investing in ETFs that invest long or short in the commodities market and investing in commodity linked instruments, such as exchange-traded notes, may subject the Fund to greater volatility than investments in traditional securities. Commodities include energy, metals, agricultural products, livestock and minerals. ETFs may buy certain commodities (such as gold) or may invest in commodity-linked derivative instruments. The value of commodities and commodity contracts are affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. The Fund’s ability to invest in ETFs that invest in the commodities market and its ability to invest in commodity linked instruments may be significantly limited by the federal income tax rules applicable to regulated investment companies.

Credit ETF Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield. When underlying ETFs use derivatives instruments to seek credit exposure to underlying issuers, they are subject to the credit risk of both the underlying issuer(s) and the counterparty (typically a broker or bank) to the instrument. When underlying ETFs invest in asset-backed securities, mortgage-backed securities and CMOs, the ETFs are subject to the credit risks of the underlying assets that collateralize the instrument.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to credit risk of the counterparty instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Equity ETF Risk.

• Market Risk. Overall stock market risks affect the value of ETFs, and thus the share price of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

• Small- and Mid-Cap Company Risk. Investing in ETFs that own securities of small- and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small- and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small- and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

• Foreign Securities Risk. Investing in ETFs that invest in foreign issuers involves risks not associated with U.S. investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions and settlement and custody risks.

• Emerging Market Risk. The Fund may invest in ETFs that invest in issuers located in emerging markets. Emerging market countries may have relatively unstable governments, less diverse economies and less liquid securities markets. Companies in emerging markets are often smaller, less seasoned and more recently organized.

Fixed Income ETF Risk. Investing in ETFs that own fixed income securities subject the Fund to additional risks, which include credit risk, interest risk, maturity risk, investment grade securities risk, municipal securities risk and prepayment risk. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Fund-of-Funds Structure Risk. Your cost of investing in a fund that invests in ETFs will be higher than the cost of investing directly in the underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds. Shareholders of the Fund bear their proportionate share of an ETF’s fees and expenses as well as their share of the Fund’s fees and expenses. Also, the Fund may be prevented from fully allocating assets to an ETF due to fund-of-funds investment limitations. The risks of investing in ETFs typically reflect the risks of the types of securities in which the ETFs invest.

Inverse ETF Risk. Inverse or “short” ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Similar to the risks presented by short sales of securities, inverse ETFs seek to profit from falling market prices and will lose money if the market benchmark index goes up in value. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Inverse ETFs may also be leveraged.

Leveraged ETF Risk. Leveraged ETFs seek to provide returns that are a multiple of a stated benchmark, typically using a combination of derivatives strategies. Like other forms of leverage, leveraged ETFs increase risk exposure relative to the amount invested and can lead to significantly greater losses than a comparable unleveraged portfolio. Because leveraged ETFs typically seek to obtain their objective on a daily basis, holding leveraged ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Portfolio Turnover Risk. Frequent trading of the Fund’s portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. High portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at the ordinary income rates for federal income tax purposes, rather than at the lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

Real Estate ETF Risk. ETFs investing in securities of real estate investment trusts (“REITs”) may be affected by changes in the value of the REIT’s underlying properties and by defaults by borrowers or tenants. ETFs may invest in REITs with limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. The return of a REIT ETF may be adversely affected when interest rates are high or rising. Distributions to shareholders attributable to dividends received from REIT ETFs generally will be taxed as ordinary income for federal income tax purposes.

Sector Concentration Risk. Investing in sector-specific funds may entail greater risks than investing in funds diversified across sectors. ETFs that invest in a limited number of industries within a sector may be subject to a greater level of market risk and their performance may be more volatile than funds that do not concentrate their investments in a specific sector.

Tracking Risk. ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by ETFs may, from time to time, temporarily be unavailable, which may further impede an ETFs’ ability to track their applicable indices.

Trading Discount Risk. The market value of ETF shares may differ from net asset value. This difference in price may be due to the fact that ETF shares supply and demand is not always identical to supply and demand for an ETF’s underlying basket of securities. At times, an ETF’s shares may trade at a premium or discount to its net asset value.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 09/09 9.12% Worst quarter: 06/10 (6.77)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below indicates how the Fund’s average annual return for the calendar period compared to the returns of broad-based securities market indices and a composite intended to reflect the general securities market.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
ASTON Dynamic Allocation Fund | Class N Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[20]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.57%	[2],[20]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	160
3 Years	rr_ExpenseExampleYear03	555
5 Years	rr_ExpenseExampleYear05	975
10 Years	rr_ExpenseExampleYear10	2,146
Bar Chart Table:	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	20.14%
2010	rr_AnnualReturn2010	9.29%
2011	rr_AnnualReturn2011	(1.18%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.77%)
ASTON Dynamic Allocation Fund | Class I Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[20]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.32%	[2],[20]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	134
3 Years	rr_ExpenseExampleYear03	478
5 Years	rr_ExpenseExampleYear05	844
10 Years	rr_ExpenseExampleYear10	1,877
ASTON Dynamic Allocation Fund | Return Before Taxes | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 10, 2008
ASTON Dynamic Allocation Fund | Return Before Taxes | Class I Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2010
ASTON Dynamic Allocation Fund | Return After Taxes on Distributions | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.32%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 10, 2008
ASTON Dynamic Allocation Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 10, 2008
ASTON Dynamic Allocation Fund | Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from November 30, 1993. Index return for Class I shares, since inception, is 6.37%.)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.38%
ASTON Dynamic Allocation Fund | MSCI World Ex-US Index (Reflects no deduction for taxes, expenses or fees. Index return for Class N shares since inception is computed from December 31, 2007. Index return for Class I shares, since inception, computed from October 31, 2010, is (7.90)%.)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.83%)
ASTON Dynamic Allocation Fund | Russell 3000 Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N is computed from December 31, 2007. Index return shares for Class I shares, since inception, computed from October 31, 2010, is 7.24%.)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.03%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.26%)
ASTON Dynamic Allocation Fund | 35% Russell 3000 Index / 35% MSCI World Ex-US Index / 30% Barclays Capital U.S. Aggregate Bond Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from December 31, 2007. Index return for Class I shares, since inception, computed from October 31, 2010, is 1.55%.)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.81%)
ASTON/M.D. Sass Enhanced Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ASTON/M.D. Sass Enhanced Equity Fund

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return through a combination of a high level of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87.37%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.37%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example:	rr_ExpenseExampleAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its objective by investing primarily in a diversified portfolio of large-cap and mid-cap equity securities traded in U.S. markets and by writing covered call options on a substantial portion of the Fund’s long equity portfolio. The portfolio managers focus on companies with regular quarterly dividends and with market capitalizations of $4 billion or more at the time of acquisition. The Fund places primary emphasis on the generation of income. Option premiums and dividend income are expected to constitute a significant portion of total return. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities.

Equity Selection

The portfolio manager selects equity securities using a bottom-up investment approach focusing on the fundamentals of each company. The portfolio manager emphasizes a company’s current dividend yield, free cash flow and stability. The Fund may invest in equity securities of foreign issuers that are traded in U.S. markets.

Covered Call Strategy

On an ongoing and consistent basis, the portfolio manager intends to write (sell) covered call options on a substantial portion of the Fund’s long equity portfolio as a means of enhancing return. Call options are contracts that give the holder (buyer) of the option, in return for payment of a premium, the right, but not the obligation, to purchase from the writer of the option the security underlying the option at a specified exercise price prior to the expiration date. As the writer of a call option, the Fund receives the premium from the purchaser of the option and has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price. If the option expires without being exercised, the Fund is not required to deliver the underlying security but retains the premium received.

The Fund generally writes covered call options that are out-of-the money to generate premium income for the Fund. A call option is out-of-the money if the exercise price is above the current market price for the underlying security. The Fund will generally buy back call options that reach the exercise price, in lieu of allowing them to be exercised, and write a new option at a higher exercise price.

In addition to writing covered call options, the Fund may also use certain derivatives transactions for hedging purposes or to seek total return. The portfolio manager currently intends to purchase put options on securities in the Fund’s portfolio and put options on securities indices.

The portfolio managers actively manage risk and adhere to a strong sell discipline.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Covered Call Option Risk. Investments in covered calls involve certain risks. These risks include:

• By selling covered call options, the Fund limits its opportunity to profit from an increase in the price of the underlying stock above the exercise price, but continues to bear the risk of a decline in the value of the underlying stock. While the Fund receives a premium for writing the call option, the price the Fund realizes from the sale of stock upon exercise of the option could be substantially below its current market price.

• A liquid market may not exist for options held by the Fund. If the Fund is not able to close out an options transaction, the Fund will not be able to sell the underlying security until the option expires or is exercised.

• The Fund’s investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. Because the Fund generally will hold the stocks underlying the call options, the Fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities.

If the Fund generates premiums from its sale of call options, these premiums typically will result in short-term capital gains for federal income tax purposes. Distributions of net short-term capital gain are taxable to shareholders as ordinary income for federal income tax purposes. Transactions involving the disposition of the Fund’s underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to capital gains or losses. Because the Fund will have no control over the exercise of the call options, it may be forced to realize capital gains or losses at inopportune times and it will not be able to control whether such gains or losses are short-term or long-term for federal income tax purposes. The Fund’s portfolio turnover rate does not take into account short-term capital gains generated from premiums on the sale of call options. The Fund is not designed for investors seeking a tax efficient investment.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to credit risk of the counterparty instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Mid-Cap Company Risk. Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart shows the performance of the Class N shares of the Fund for the period shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the performance of the Class N shares of the Fund for the period shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 06/09 18.93% Worst quarter: 03/09 (7.13)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund’s average annual return for the calendar period compared to the returns of a broad-based securities market index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

As of June 1, 2009, the Fund changed its name from ASTON/MB Enhanced Equity Income Fund to ASTON/M.D. Sass Enhanced Equity Fund and M.D. Sass Investors Services, Inc. (“M.D. Sass”) became the subadviser. Performance prior to that date reflects the performance of a previous subadviser. However, Mr. Altman has served as a portfolio manager to the Fund since its inception.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/M.D. Sass Enhanced Equity Fund | Class N Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	393
5 Years	rr_ExpenseExampleYear05	681
10 Years	rr_ExpenseExampleYear10	1,500
Bar Chart Table:	rr_BarChartTableAbstract
2009	rr_AnnualReturn2009	27.34%
2010	rr_AnnualReturn2010	9.48%
2011	rr_AnnualReturn2011	4.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.13%)
ASTON/M.D. Sass Enhanced Equity Fund | Class I Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	315
5 Years	rr_ExpenseExampleYear05	547
10 Years	rr_ExpenseExampleYear10	1,213
ASTON/M.D. Sass Enhanced Equity Fund | Return Before Taxes | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.60%
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 15, 2008
ASTON/M.D. Sass Enhanced Equity Fund | Return Before Taxes | Class I Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.74%
Since Inception	rr_AverageAnnualReturnSinceInception	7.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2010
ASTON/M.D. Sass Enhanced Equity Fund | Return After Taxes on Distributions | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.58%
Since Inception	rr_AverageAnnualReturnSinceInception	1.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 15, 2008
ASTON/M.D. Sass Enhanced Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.46%
Since Inception	rr_AverageAnnualReturnSinceInception	1.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 15, 2008
ASTON/M.D. Sass Enhanced Equity Fund | Standard & Poor's (S&P) 500 Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from December 31, 2007. Index return for Class I shares, since inception, computed from February 28, 2010 is 9.55%.)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.63%)
ASTON/River Road Long-Short Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ASTON/River Road Long-Short Fund

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide absolute return while minimizing volatility over a full market cycle.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from the Fund’s commencement of operations on May 4, 2011 through the Fund’s fiscal year end on October 31, 2011, the Fund’s portfolio turnover rate was 127.32%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	127.32%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example:	rr_ExpenseExampleAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by taking long and short positions in equity securities. The Fund’s portfolio managers believe that a combination of long and short positions may provide positive returns through a complete market cycle and may offer reduced risk. The allocation between long and short positions is a result of the fundamental investment process. The Fund does not intend to be market neutral and anticipates that it will normally hold a higher percentage of its assets in long positions (i.e., the Fund will be “net long”). The Fund’s equity investments consist primarily of domestic common stock but may also include other types of equity such as foreign stock, preferred stock, convertible securities and real estate investment trusts (“REITs”). The Fund may use instruments such as exchange-traded funds (“ETFs”), options, futures and other index-based investments to manage its exposure between long and short positions. Derivative use, if any, is expected to consist primarily of put and call options on securities. Cash is a residual of the investment process. When the portfolio manager is unable to find investment opportunities that meet the Fund’s criteria, the Fund’s cash balances may increase. The Fund is classified as non-diversified.

In selecting both long and short positions, the portfolio managers employ a value-driven, bottom-up approach. When the Fund takes a long position, it purchases a stock outright. The Fund takes long positions in securities that the portfolio managers believe will go up in value. For long positions, the portfolio managers seek to identify companies they believe have certain characteristics including:

• priced at a discount to absolute value

• attractive business model

• shareholder-oriented management

• financial strength

• undiscovered, under-followed, misunderstood

The Fund takes short positions in securities that the portfolio managers believe will go down in value. For short positions, the portfolio managers seek to identify companies they believe have certain characteristics including:

• priced at a premium to absolute value

• unattractive business model

• financial weakness

• poor shareholder-orientation

• unrealistic expectations

• avoiding strong momentum

When the Fund takes a short position, it sells a stock that it does not own at the current market price in anticipation that the market price will go down. To complete a short sale, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security in the open market at the time of closing out the short sale. The price at such time may be more or less than at the time the security was sold. Until the borrowed security is returned, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium to the lender, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements, until the short position is closed. For additional information regarding short sales please see the Additional Information Regarding Investment Strategies section.

The net market exposure will fluctuate with market opportunities but will generally be between 10% and 90%. To manage risk the portfolio managers may use controls and techniques to systemically reduce market exposure upon the occurrence of certain trigger events.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund. The Fund may be subject to the following risks directly through investment in individual securities or indirectly through investment in ETFs or derivative instruments.

Convertible Risk. Convertible preferred securities are subject to the risks of equity securities and fixed income securities. The lower the premium, the more likely the price of the convertible will follow the price of the underlying common stock. Higher premium convertibles are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower. In that case, the price of convertible preferred shares normally will fall as interest rates rise. Conversely, as rates fall, the price of convertible preferred shares will rise.

Derivatives Risk. Risks associated with derivatives may include the risk that the derivative is not well correlated with the security, index or currency to which it relates, the risk that derivatives may not have the intended effects and may result in losses or missed opportunities, the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market, the risk that a counterparty is unwilling or unable to meet its obligations, and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of over-the-counter derivatives subjects the Fund to credit risk of the counterparty instrument. The use of certain derivatives provides exposure to the underlying market or other reference asset in excess of the cash investment of the Fund. The use of derivatives can magnify gains and losses.

Exchange-Traded and Closed-End Fund Risk. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the underlying funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the underlying fund may trade at a premium or discount to their net asset value per share. There may also not be an active trading market available for shares of some ETFs or closed-end funds. Additionally, trading of ETF and closed-end fund shares may be halted or delisted by the listing exchange. An inverse ETF is a fund that is constructed by using various derivative instruments to profit from a decline in the underlying benchmark. Investing in these ETFs is similar to holding various short positions, or using a combination of advanced investment strategies to profit from falling prices. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Fund’s fees and expenses.

Similarly, short sales of ETFs are subject to the specific risks described under “Short Sale Risk.” In addition, if the Fund sells short shares of ETFs that are financially leveraged, such short sales may be expected to exhibit enhanced volatility in market price as compared to short sales of similar ETFs without a leveraged capital structure.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Non-Diversification Risk. The Fund may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.

Portfolio Turnover Risk. Frequent trading of the Fund’s portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. High portfolio turnover may increase the level of short term capital gains. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at the ordinary income rates for federal income tax purposes, rather than at the lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover may negatively impact the Fund’s performance.

REIT Risk. Exposure to real estate markets, through securities of real estate investment trusts (“REITs”) or other instruments, will be subject to risks of specific properties or property types and by default rates of borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs are also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT’s return may be adversely affected when interest rates are high or rising. Distributions to shareholders attributable to dividends received from REITs generally are taxed as ordinary income for federal income purposes.

Short Sales Risk. Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Any loss will be increased by the amount of compensation, dividends or interest the Fund must pay to the lender of the security. Because a loss incurred on a short sale results from increases in the value of the security, losses on a short sale are theoretically unlimited. In addition, the Fund may not be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs at a time when other short sellers of the same security want to close out their positions, it is more likely that the Fund would have to close out its short position at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to close out their positions, a “short squeeze” may occur. A “short squeeze” occurs when demand is greater than supply for the security sold short. A short squeeze makes it more likely that the Fund will have to cover its short sale at an unfavorable price. If that happens, the Fund will lose some or all of the potential profit from, or even incur a loss on, the short sale. The Fund’s use of short sales may have a leveraging effect on the Fund’s portfolio.

Although the subadviser has extensive experience managing mutual funds and institutional accounts, it has not previously managed a long/short strategy. Although the subadviser believes its rigorous bottom-up approach will be effective in selecting short securities, there is no assurance that it will be successful in employing this approach to a long/short strategy.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund does not have a full calendar year of operations. Performance information will be included in the Fund’s shareholder reports.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year of operations. Performance information will be included in the Fund’s shareholder reports.
ASTON/River Road Long-Short Fund | Class N Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Operating Expenses	rr_Component1OtherExpensesOverAssets	6.20%
Dividend and Interest Expense on Short Sales	rr_Component2OtherExpensesOverAssets	1.02%	[21]
Other Expenses	rr_OtherExpensesOverAssets	7.22%	[21]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.70%	[21]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.95%)	[22]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.75%	[2],[22]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	278
3 Years	rr_ExpenseExampleYear03	1,992
ASTON/Barings International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ASTON/Barings International Fund

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fee and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58.96%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.96%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example:	rr_ExpenseExampleAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund invests at least 80% of its assets in common stock and other equity securities of non-U.S. companies.

The portfolio managers employ a growth at a reasonable price (“GARP”) strategy. GARP investing involves buying stocks that have a reasonable price/earnings ratio in relationship to a company’s earnings growth rate. The investment process combines bottom-up and top-down analysis. Bottom-up analysis is based on global company research that seeks to identify positive catalysts for outperformance or earnings surprise based on both growth and value factors. Top-down analysis seeks to assess the relative attractiveness of countries and sectors.

The Fund may invest in companies of all sizes and market capitalization levels. The Fund’s investment strategies may result in high portfolio turnover. The Fund invests primarily in companies in Europe, Australasia, Middle East and the Far East (“EAFE”) and emerging markets. Under normal conditions, the Fund will invest in issuers from at least five countries excluding the U.S.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Emerging Market Risk. In addition to the general foreign securities risks, investing in emerging market countries is subject to a number of risks, including:

• economic structures that are less diverse and mature than those of developed countries

• less stable political systems and less developed legal systems

• national policies that may restrict foreign investment

• wide fluctuations in the value of investments

• smaller securities markets making investments less liquid

• special custody arrangements

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

GARP Style Risk. GARP investing involves buying stocks that have a reasonable price/earnings ratio in relationship to a company’s earnings growth rate. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Portfolio Turnover Risk. Frequent trading of the Fund’s portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. High portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by a fund for one year or less minus any net capital losses on securities held or treated as held by a fund for more than one year), the distributions will be taxed at the ordinary income rates for federal income tax purposes, rather than at the lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart shows how the performance of the Class I shares of the Fund has varied from year-to-year over the periods shown. Class I shares and Class N shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class N shares would be lower than the returns of the Class I shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class I shares of the Fund has varied from year-to-year over the periods shown. Class I shares and Class N shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares Calendar Year Total Return
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 06/09 20.89% Worst quarter: 09/08 (22.66)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I shares. After-tax returns for Class N shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund’s average annual returns of Class I shares for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class I shares. After-tax returns for Class N shares will vary.
ASTON/Barings International Fund | Class I Shares
Shareholder Fees:	rr_ShareholderFeesAbstract
Redemption Fee on Shares Held Less Than 90 Days (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.16%	[1],[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	118
3 Years	rr_ExpenseExampleYear03	428
5 Years	rr_ExpenseExampleYear05	760
10 Years	rr_ExpenseExampleYear10	1,700
Bar Chart Table:	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(44.34%)
2009	rr_AnnualReturn2009	28.82%
2010	rr_AnnualReturn2010	8.24%
2011	rr_AnnualReturn2011	(10.54%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.66%)
ASTON/Barings International Fund | Class N Shares
Shareholder Fees:	rr_ShareholderFeesAbstract
Redemption Fee on Shares Held Less Than 90 Days (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.41%	[1],[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	144
3 Years	rr_ExpenseExampleYear03	505
5 Years	rr_ExpenseExampleYear05	892
10 Years	rr_ExpenseExampleYear10	1,974
ASTON/Barings International Fund | Return Before Taxes | Class I Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.40%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2007
ASTON/Barings International Fund | Return Before Taxes | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.78%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2010
ASTON/Barings International Fund | Return After Taxes on Distributions | Class I Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2007
ASTON/Barings International Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.80%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2007
ASTON/Barings International Fund | MSCI EAFE Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares is computed from October 31, 2007. Index return since inception for Class N shares, computed from February 28, 2010, is (0.16)%)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.24%)
ASTON/Neptune International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ASTON/Neptune International Fund

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.01%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.01%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example:	rr_ExpenseExampleAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in securities of non-U.S. companies located throughout the world, including emerging markets. The Fund emphasizes securities of issuers in Europe, Australasia, and Far East (“EAFE”) countries, but may invest in securities of issuers in any country, including the Russian Federation (primarily through depositary receipts).

The portfolio manager employs a disciplined team-based investment process that combines a top-down industry sector analysis and bottom-up stock selection. The Fund invests primarily in common stocks, but may invest to a lesser degree in convertible securities, preferred stocks and other equity securities.

The investment process is based on a global sector view. The portfolio manager uses top-down analysis to evaluate key global sectors with an emphasis on macroeconomics and growth prospects for different industries. Allocation among countries or geographic areas is a residual of the investment process and is unconstrained relative to the benchmark. As a result of this process, the Fund may invest a material amount of its assets in a single country and/or geographical area. Under normal circumstances, the Fund will invest in at least five countries outside of the U.S.

Within the targeted sectors, individual stocks are selected based on bottom-up fundamental analysis. The portfolio manager emphasizes stocks with above-average sustainable growth rates (i.e., growth stocks). The portfolio manager seeks to identify companies with one or more of the following characteristics:

• strong competitive position

• market leader in industry with strong growth prospects

• potential for future growth

The market capitalization of companies held by the Fund will be a residual of the investment process. Although the Fund may invest in companies across all market capitalizations, the investment process is biased towards mid- to large-cap stocks. The Fund defines a mid-cap company as one having a market capitalization between $1.5 billion and $5 billion at the time of acquisition. The Fund defines a large-cap company as one having a market capitalization of $5 billion or more at the time of acquisition.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Convertible Risk. Convertible preferred securities are subject to the risks of equity securities and fixed income securities. The lower the premium, the more likely the price of the convertible will follow the price of the underlying common stock. Higher premium convertibles are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower. In that case, the price of convertible preferred shares normally will fall as interest rates go up. Conversely, as rates fall, the price of convertible preferred shares will rise. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

Emerging Market Risk. In addition to the general foreign securities risks, investing in emerging market countries is subject to a number of risks, including:

• economic structures that are less diverse and mature than those of developed countries

• less stable political systems and less developed legal systems

• national policies that may restrict foreign investment

• wide fluctuations in the value of investments

• smaller securities markets making investments less liquid

• special custody arrangements

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Mid-Cap Company Risk. Investments in mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart shows how the performance of the Class I shares of the Fund has varied from year-to-year over the periods shown. Class I shares and Class N shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class N shares would be lower than the returns of the Class I shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class I shares of the Fund has varied from year-to-year over the periods shown. Class I shares and Class N shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares Calendar Year Total Return
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 06/09 22.50% Worst quarter: 09/08 (30.22)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I shares. After-tax returns for Class N shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class I shares. After-tax returns for Class N shares will vary.
ASTON/Neptune International Fund | Class N Shares
Shareholder Fees:	rr_ShareholderFeesAbstract
Redemption Fee on Shares Held Less Than 90 Days (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	6.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.74%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.46%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.28%	[1],[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	130
3 Years	rr_ExpenseExampleYear03	1,692
5 Years	rr_ExpenseExampleYear05	3,170
10 Years	rr_ExpenseExampleYear10	6,523
ASTON/Neptune International Fund | Class I Shares
Shareholder Fees:	rr_ShareholderFeesAbstract
Redemption Fee on Shares Held Less Than 90 Days (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.49%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.46%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.03%	[1],[2]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	1,624
5 Years	rr_ExpenseExampleYear05	3,068
10 Years	rr_ExpenseExampleYear10	6,376
Bar Chart Table:	rr_BarChartTableAbstract
2008	rr_AnnualReturn2008	(52.96%)
2009	rr_AnnualReturn2009	40.16%
2010	rr_AnnualReturn2010	21.95%
2011	rr_AnnualReturn2011	(14.39%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.22%)
ASTON/Neptune International Fund | Return Before Taxes | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.16%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 17, 2008
ASTON/Neptune International Fund | Return Before Taxes | Class I Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.66%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 6, 2007
ASTON/Neptune International Fund | Return After Taxes on Distributions | Class I Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.99%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 6, 2007
ASTON/Neptune International Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.95%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 6, 2007
ASTON/Neptune International Fund | MSCI EAFE and Emerging Markets Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares is computed from July 31, 2007. Index return since inception for Class N shares, computed from June 30, 2008, is (5.52)%.)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.12%)
ASTON/Harrison Street Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ASTON/Harrison Street Real Estate Fund

		(formerly, ASTON/Fortis Real Estate Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return through a combination of growth and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 143.86%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	143.86%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example:	rr_ExpenseExampleAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Fund invests at least 80% of its assets in real estate investment trusts (“REITs”) and common stocks and other equity securities of U.S. and foreign companies principally engaged in the real estate sector.

The Fund emphasizes publicly traded real estate-related securities of companies domiciled in the United States and Canada. The Fund does not invest in real estate directly. The Fund is classified as non-diversified.

Securities are selected for the Fund using a fundamental bottom-up stock selection process. The portfolio managers use a proprietary relative cash flow multiple analysis to estimate values of portfolio companies, which takes into account multiple factors including:

• capital structure

• earnings growth

• earnings momentum

• earnings quality

• liquidity

• property quality

The portfolio managers also use a proprietary model to assess net asset value (“NAV”) based on both quantitative measures and incorporating a qualitative assessment of management ability. A warranted share price is calculated from a combination of the outputs from the multiple analysis model and the NAV model. While securities are selected primarily from the universe of companies comprising the benchmark index, the Fund may invest to a limited degree in companies outside of the benchmark index. To manage risk, the portfolio managers employ portfolio constraints such as limits on position size, market capitalization and geographic and sector exposure. The Fund’s investment strategies may result in high portfolio turnover.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Non-Diversification Risk. The Fund may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.

Portfolio Turnover Risk. Frequent trading of the Fund’s portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. High portfolio turnover may increase the level of short-term capital gains. To the extent distributions to shareholders are made from net short-term capital gains (i.e., net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at the ordinary income rates for federal income tax purposes, rather than at the lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

REIT Risk. Securities of REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. Real estate is also affected by general economic conditions. When growth is slowing, demand for property decreases and prices may decline. Rising interest rates, which drive up mortgage and financing costs, can restrain construction and buying and selling activity, and may reduce the appeal of real estate investments. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and self-liquidations. A REIT’s return may be adversely affected when interest rates are high or rising. Distributions from REITs generally are taxed as ordinary income for federal income tax purposes.

Sector Concentration Risk. The Fund may entail greater risks than investing in funds diversified across sectors. Because the Fund may at times have a significant portion of its assets in one or more related sectors, the Fund may be subject to a greater level of market risk and its performance may be more volatile than a fund that does not concentrate its investments in a specific sector.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund may invest a larger percentage of its assets in a given security than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more issuers in which a large percentage of its assets is invested and may experience increased volatility due to its investments in those securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 09/09 31.09% Worst quarter: 12/08 (39.07)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of broad-based securities market indices. On June 30, 2011, the Fund’s primary benchmark was changed from MSCI US REIT Index to the FTSE/NAREIT All Equity REITs Total Return Index as it was determined to be a more appropriate broad-based index for comparison purposes. Average annual total returns for both indices are included in the table below.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Harrison Street Securities, LLC (“HSS”) became the subadviser to the Fund on June 30, 2011. Performance prior to that date reflects the performance of a previous subadviser. Performance prior to September 22, 2001 reflects the performance of a predecessor fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/Harrison Street Real Estate Fund | Class N Shares
Shareholder Fees:	rr_ShareholderFeesAbstract
Redemption Fee on Shares Held Less Than 90 Days (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[5]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.37%	[2],[5]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	139
3 Years	rr_ExpenseExampleYear03	501
5 Years	rr_ExpenseExampleYear05	888
10 Years	rr_ExpenseExampleYear10	1,971
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	4.60%
2003	rr_AnnualReturn2003	36.28%
2004	rr_AnnualReturn2004	33.39%
2005	rr_AnnualReturn2005	13.17%
2006	rr_AnnualReturn2006	35.96%
2007	rr_AnnualReturn2007	(19.14%)
2008	rr_AnnualReturn2008	(41.88%)
2009	rr_AnnualReturn2009	28.91%
2010	rr_AnnualReturn2010	29.16%
2011	rr_AnnualReturn2011	8.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(39.07%)
ASTON/Harrison Street Real Estate Fund | Class I Shares
Shareholder Fees:	rr_ShareholderFeesAbstract
Redemption Fee on Shares Held Less Than 90 Days (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	2.00%
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[5]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.12%	[2],[5]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	424
5 Years	rr_ExpenseExampleYear05	756
10 Years	rr_ExpenseExampleYear10	1,697
ASTON/Harrison Street Real Estate Fund | Return Before Taxes | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.73%
5 Years	rr_AverageAnnualReturnYear05	(3.18%)
10 Years	rr_AverageAnnualReturnYear10	9.55%
Since Inception	rr_AverageAnnualReturnSinceInception	7.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 1997
ASTON/Harrison Street Real Estate Fund | Return Before Taxes | Class I Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.98%
5 Years	rr_AverageAnnualReturnYear05	(2.95%)
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 20, 2005
ASTON/Harrison Street Real Estate Fund | Return After Taxes on Distributions | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.60%
5 Years	rr_AverageAnnualReturnYear05	(4.73%)
10 Years	rr_AverageAnnualReturnYear10	7.53%
Since Inception	rr_AverageAnnualReturnSinceInception	5.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 1997
ASTON/Harrison Street Real Estate Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.84%
5 Years	rr_AverageAnnualReturnYear05	(3.14%)
10 Years	rr_AverageAnnualReturnYear10	7.83%
Since Inception	rr_AverageAnnualReturnSinceInception	6.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 1997
ASTON/Harrison Street Real Estate Fund | FTSE/NAREIT All Equity REITs Total Return Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from December 31, 1997. Index return for Class I shares, since inception, computed from September 30, 2005, is 3.99%.)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.28%
5 Years	rr_AverageAnnualReturnYear05	(1.42%)
10 Years	rr_AverageAnnualReturnYear10	10.20%
Since Inception	rr_AverageAnnualReturnSinceInception	8.15%
ASTON/Harrison Street Real Estate Fund | MSCI US REIT Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from December 31, 1997. Index return for Class I shares, since inception, computed from September 30, 2005, is 4.05%.)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.69%
5 Years	rr_AverageAnnualReturnYear05	(1.51%)
10 Years	rr_AverageAnnualReturnYear10	10.16%
Since Inception	rr_AverageAnnualReturnSinceInception	8.13%
ASTON/Montag & Caldwell Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ASTON/Montag & Caldwell Balanced Fund

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees:	rr_ShareholderFeesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.31%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.31%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example:	rr_ExpenseExampleAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in a combination of equity, fixed income and short-term securities. Generally, between 50% and 70% of the Fund’s total assets will be invested in equity securities and at least 25% will be invested in fixed income securities to provide a stable flow of income. The portfolio allocation will vary based upon the portfolio manager’s assessment of the return potential of each asset class. For equity investments, the portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that the portfolio manager believes are growing their near-term earnings at an above average rate. The Fund defines a large-cap company as one having a market capitalization of $5 billion or more at the time of acquisition. The portfolio manager emphasizes valuation to find companies selling at a discount to their intrinsic value. These companies must pass an initial capitalization screen and:

• have a strong history of earnings growth

• be attractively priced, relative to the company’s potential for above average long-term earnings and revenue growth

• have strong balance sheets

• have a sustainable competitive advantage

• be currently, or have the potential to become, industry leaders

• have the potential to outperform during market downturns

The Fund may invest in foreign securities (directly and through depositary receipts).

When selecting equity securities, the portfolio manager limits sector and individual security exposure and adheres to a strong sell discipline in order to minimize risk.

When selecting fixed income securities, the portfolio manager strives to maximize total return and minimize risk primarily through actively adjusting the portfolio’s duration and sector weightings. Emphasis is also placed on diversification and credit analysis.

The Fund will invest only in fixed income securities with an “A” or better rating. Investments will include:

• U.S. government securities

• corporate bonds

• mortgage/asset-backed securities

• money market securities and repurchase agreements

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Interest Rate Risk. If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond’s price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Prepayment Risk. Mortgage-backed securities carry prepayment risk. Prices and yields of mortgage-backed securities assume that the underlying mortgages will be paid off according to a preset schedule. If the underlying mortgages are paid off early, such as when homeowners refinance as interest rates decline, the Fund may be forced to reinvest the proceeds in lower yielding, higher priced securities. This may reduce the Fund’s total return.

U.S. Government Agency Securities Risk. Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government may provide financial support to U.S. government-sponsored agencies or instrumentalities, such as various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation in 2008, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to distribution fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class N shares of the Fund has varied from year-to-year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 06/09 9.21% Worst quarter: 12/08 (10.36)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below indicates how the Fund’s average annual returns for different calendar periods compared to the returns of broad-based securities market indices.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
ASTON/Montag & Caldwell Balanced Fund | Class N Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[5]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.36%	[2],[5]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	138
3 Years	rr_ExpenseExampleYear03	477
5 Years	rr_ExpenseExampleYear05	840
10 Years	rr_ExpenseExampleYear10	1,860
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(12.35%)
2003	rr_AnnualReturn2003	11.66%
2004	rr_AnnualReturn2004	3.13%
2005	rr_AnnualReturn2005	3.38%
2006	rr_AnnualReturn2006	6.12%
2007	rr_AnnualReturn2007	15.34%
2008	rr_AnnualReturn2008	(19.40%)
2009	rr_AnnualReturn2009	19.68%
2010	rr_AnnualReturn2010	7.22%
2011	rr_AnnualReturn2011	3.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.36%)
ASTON/Montag & Caldwell Balanced Fund | Class I Shares
Operating Expenses:	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[5]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.11%	[2],[5]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	400
5 Years	rr_ExpenseExampleYear05	708
10 Years	rr_ExpenseExampleYear10	1,582
ASTON/Montag & Caldwell Balanced Fund | Return Before Taxes | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.80%
5 Years	rr_AverageAnnualReturnYear05	4.37%
10 Years	rr_AverageAnnualReturnYear10	3.21%
Since Inception	rr_AverageAnnualReturnSinceInception	7.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 1994
ASTON/Montag & Caldwell Balanced Fund | Return Before Taxes | Class I Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.13%
5 Years	rr_AverageAnnualReturnYear05	4.55%
10 Years	rr_AverageAnnualReturnYear10	3.43%
Since Inception	rr_AverageAnnualReturnSinceInception	3.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1998
ASTON/Montag & Caldwell Balanced Fund | Return After Taxes on Distributions | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.61%
5 Years	rr_AverageAnnualReturnYear05	4.08%
10 Years	rr_AverageAnnualReturnYear10	2.83%
Since Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 1994
ASTON/Montag & Caldwell Balanced Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N Shares
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.67%
5 Years	rr_AverageAnnualReturnYear05	3.65%
10 Years	rr_AverageAnnualReturnYear10	2.59%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 1994
ASTON/Montag & Caldwell Balanced Fund | S&P 500 Index (Reflects no deduction for taxes, expenses or fees. Index shares are computed from October 31, 1994. Index return for Class I shares, since inception, computed from December 31, 1998, is 1.99%.)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	7.86%
ASTON/Montag & Caldwell Balanced Fund | Barclays Capital U.S. Government Credit Bond Index (Reflects no deduction for taxes, expenses or fees. Index shares are computed from October 31, 1994. Index return for Class I shares, since inception, is 5.86%.)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.74%
5 Years	rr_AverageAnnualReturnYear05	6.55%
10 Years	rr_AverageAnnualReturnYear10	5.85%
Since Inception	rr_AverageAnnualReturnSinceInception	6.83%
ASTON/Montag & Caldwell Balanced Fund | 60% S&P 500 Index/40% Barclays Capital U.S. Government Credit Bond Index (Reflects no deduction for taxes, expenses or fees. Index shares are computed from October 31, 1994. Index return for Class I shares, since inception, is 3.89%.)
Average Annual Return:	rr_AverageAnnualReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.03%
5 Years	rr_AverageAnnualReturnYear05	2.87%
10 Years	rr_AverageAnnualReturnYear10	4.45%
Since Inception	rr_AverageAnnualReturnSinceInception	7.80%

[1]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rates shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's expense ratio, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.
[2]	After Fee Waiver and/or Expense Reimbursement
[3]	Class I shares commenced operations on March 2, 2011, therefore no returns are shown for Class I shares.
[4]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rate shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.
[5]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rates shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.
[6]	Class I shares are new, and therefore no returns are shown for Class I shares.
[7]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rate shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's expense ratio, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.
[8]	After Fee Waiver and/or Reimbursement
[9]	(Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from March 31, 2007. Index return for Class I shares, since inception, computed from June 30, 2007, is (1.94)%.)
[10]	(Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from March 31, 2007. Index return for Class I shares, since inception, computed from June 30, 2007, is (2.89)%.)
[11]	(Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from June 30, 2005. Index return for Class I shares, since inception, computed from November 30, 2006, is (1.68)%.)
[12]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rate shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the expense ratio for the class, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.
[13]	Class I shares commenced operations on June 1, 2011, and therefore no returns are shown for Class I shares.
[14]	(Reflects no deduction for taxes, expenses or fees).
[15]	Class I shares commenced operations on June 1, 2011, therefore no returns are shown for Class I shares.
[16]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at 1.30% and 1.05% for the Class N and Class I shares, respectively, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.
[17]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rates shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the expense ratio for a class, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.
[18]	After Fee Waiver and Reimbursement
[19]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rates shown in the table to the extent that ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's expense ratio, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.
[20]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rates shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses. Prior to February 28, 2013, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's expense ratio, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses remains at or below the operating expense cap after such reimbursement.
[21]	Other expenses include dividends or interest on short sales of securities, which are paid to the lender of a security, and stock loan fees, which are paid to the prime broker.
[22]	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2013 at the rate shown in the table, not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses and dividend and interest expenses related to short sales. Prior to February 28, 2013, the arrangement may be terminated only by a vote of the Board of Trustees of the Trust. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's expense ratio, not including interest, taxes, brokerage commission, other investment-related costs, extraordinary expenses, acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.